                                                              File Nos. 33-44830
                                                                        811-6293

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 25

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 75

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

     It is proposed that this filing will become effective:

          / / immediately upon filing pursuant to Paragraph (b) of Rule 485 /X/ on April 29, 2005 pursuant to Paragraph (b) of Rule 485
          / / 60 days after filing pursuant to Paragraph (a) (1) of Rule 485 / / on (date) pursuant to Paragraph (a) (1) of Rule 485
          / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2004 was filed on or before March 30, 2005.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.      CAPTION IN PROSPECTUS
-----------------      ---------------------
1                      Cover Page

2                      Special Terms

3                      Prospectus A: Summary of Contract Features; Summary of
                       Fees and Expenses Prospectus B: Summary of Policy
                       Features; Summary of Fees and Expenses

4                      Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underling Investment Companies

6                      Charges and Deductions

7                      Description of the Contract

8                      Electing the Form of Annuity and the Annuity Date;
                       Description of Variable Annuity Payout Options; Annuity
                       Benefit Payments

9                      Death Benefit

10                     Payments; Computation of Values

11                     Surrender; Withdrawals; Charge for Surrender and
                       Withdrawal; Withdrawal without Surrender Charge; Texas
                       Optional Retirement Program

12                     Federal Tax Considerations

13                     Legal Matters

14                     Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.      CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------      ----------------------------------------------
15                     Cover Page

16                     Table of Contents

17                     General Information and History

18                     Services

FORM N-4 ITEM NO.      CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------      ----------------------------------------------
19                     Underwriters

20                     Underwriters

21                     Performance Information

22                     Annuity Benefit Payments

23                     Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Delaware Medallion III variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on an individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information dated April 29, 2005 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-533-2124. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


DELAWARE VIP TRUST                                       THE ALGER AMERICAN FUND (CLASS O)
Delaware VIP Balanced Series                             Alger American Leveraged AllCap Portfolio
Delaware VIP Capital Reserves Series                     Alger American MidCap Growth Portfolio
Delaware VIP Cash Reserve Series                         Alger American Small Capitalization Portfolio
Delaware VIP Emerging Markets Series
Delaware VIP Global Bond Series                          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Delaware VIP Growth Opportunities Series                 AllianceBernstein Global Technology Portfolio
Delaware VIP High Yield Series                           AllianceBernstein Growth and Income Portfolio
Delaware VIP International Value Equity Series           AllianceBernstein Growth Portfolio
Delaware VIP REIT Series                                 AllianceBernstein Large Cap Growth Portfolio
Delaware VIP Select Growth Series
Delaware VIP Small Cap Value Series                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
Delaware VIP Trend Series                                FT VIP Franklin Small-Mid Cap Growth Securities Fund
Delaware VIP U.S. Growth Series                          FT VIP Mutual Shares Securities Fund
Delaware VIP Value Series                                FT VIP Templeton Foreign Securities Fund
                                                         FT VIP Templeton Growth Securities Fund
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Growth Fund                                     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
AIM V.I. High Yield Fund                                 Pioneer Emerging Markets VCT Portfolio
AIM V.I. International Growth Fund                       Pioneer Mid Cap Value VCT Portfolio
AIM V.I. Premier Equity Fund


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account GPA are held in the Company's Separate Account.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 29, 2005

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                    4
SUMMARY OF FEES AND EXPENSES                                                     6
SUMMARY OF CONTRACT FEATURES                                                    10
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING  FUNDS                                                             15
INVESTMENT OBJECTIVES AND POLICIES                                              16
PERFORMANCE INFORMATION                                                         19
DESCRIPTION OF THE CONTRACT                                                     21
DISRUPTIVE TRADING                                                              21
  PAYMENTS                                                                      22
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                                 23
  RIGHT TO CANCEL ALL OTHER CONTRACTS                                           23
  TELEPHONE TRANSACTION PRIVILEGE                                               23
  TRANSFER PRIVILEGE                                                            23
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS                 24
  SURRENDER                                                                     24
  WITHDRAWALS                                                                   25
  DEATH BENEFIT                                                                 26
  THE SPOUSE OF THE OWNER AS BENEFICIARY                                        27
  ASSIGNMENT                                                                    28
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                             28
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                                29
  ANNUITY BENEFIT PAYMENTS                                                      30
  NORRIS DECISION                                                               31
  COMPUTATION OF VALUES                                                         31
CHARGES AND DEDUCTIONS                                                          32
  VARIABLE ACCOUNT DEDUCTIONS                                                   32
  CONTRACT FEE                                                                  32
  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE               33
  PREMIUM TAXES                                                                 33
  SURRENDER CHARGE                                                              33
  WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED                 34
  TRANSFER CHARGE                                                               36
GUARANTEE PERIOD ACCOUNTS                                                       37
FEDERAL TAX CONSIDERATIONS                                                      39
  GENERAL                                                                       39
  QUALIFIED AND NON-QUALIFIED CONTRACTS                                         40
  TAXATION OF THE CONTRACT                                                      40
  TAX WITHHOLDING                                                               43
  PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                             44
STATEMENTS AND REPORTS                                                          45
LOANS (QUALIFIED CONTRACTS ONLY)                                                45
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                               45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                       46
VOTING RIGHTS                                                                   46
DISTRIBUTION                                                                    47
LEGAL MATTERS                                                                   47
FURTHER INFORMATION                                                             48

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                         A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT                B-1
APPENDIX C -- THE DEATH BENEFIT                                                C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION                                  D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                  3
TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE COMPANY                   4
SERVICES                                                                         4
UNDERWRITERS                                                                     4
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                       5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                      7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                                    7
PERFORMANCE INFORMATION                                                          9
FINANCIAL STATEMENTS                                                           F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: An investment option under the Contract that guarantees principal and a fixed interest rate, and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity in the payout phase providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUNDS (FUNDS): an investment portfolio of Delaware VIP Trust ("Delaware VIP"), AIM Variable Insurance Funds ("AIM"), The Alger American Fund ("Alger"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading and, on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity in the payout phase providing for payments varying in amount in accordance with the investment experience of certain Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Delaware Medallion III Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                    MAXIMUM CHARGE
SURRENDER CHARGE(1):
   (as a percentage of payments withdrawn)                               7.0%

TRANSFER CHARGE(2):                                               $0 on the first 12
                                                                transfers in a Contract
                                                                  year. Up to $25 for
                                                                 subsequent transfers

   (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 7.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                                YEARS MEASURED FROM DATE OF
                                          PAYMENT                CHARGE
                                          -------                ------
                                        Less than 1               7.0%
                                        Less than 2               6.0%
                                        Less than 3               5.0%
                                        Less than 4               4.0%
                                        Less than 5               3.0%
                                        Less than 6               2.0%
                                        Less than 7               1.0%
                                         Thereafter               0.0%

   (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

ANNUAL CONTRACT FEE(1):                                                            $   30
ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net assets)
  Mortality and Expense Risk Charge:                                                 1.25%
  Administrative Expense Charge:                                                     0.15%
                                                                                   ------
  Total Annual Expenses:                                                             1.40%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the Accumulated Value is:
   Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
   waiting period:(2)                                                                0.25%
   Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
   waiting period:(2)                                                                0.15%

   (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

   (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUND.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                      MINIMUM                          MAXIMUM
-----------------------------------------                      -------                          -------
Expenses that are deducted from Underlying           Annual charge of 0.55%(1)        Annual charge of 2.11%(2) of
Fund assets, including management fees,              of average daily net assets      average daily net assets
distribution and/or service (12b-1) fees
and other expenses.



(1)The investment advisor for the Delaware VIP: Balanced Series, Capital Reserves Series, Cash Reserve Series, Delaware VIP High Yield Series and Delaware VIP U.S. Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%.

(2)The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% for the Pioneer Emerging Markets VCT Portfolio of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

The table above shows the minimum and maximum expenses of the Funds during 2004. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charges, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                               1 YEAR       3 YEARS     5 YEARS     10 YEARS
       -------------------------------------------------------------------------------------
       Fund with the maximum total
       operating expenses                      $  983       $ 1,598     $ 2,224     $  4,027


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                               1 YEAR       3 YEARS     5 YEARS     10 YEARS
       -------------------------------------------------------------------------------------
       Fund with the maximum total
       operating expenses                      $  381       $ 1,158     $ 1,953     $  4,027


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen an optional rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                               1 YEAR       3 YEARS     5 YEARS     10 YEARS
       -------------------------------------------------------------------------------------
       Fund with the minimum total operating
       expenses                                $  814       $ 1,086     $ 1,363     $  2,306


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                               1 YEAR       3 YEARS     5 YEARS     10 YEARS
       -------------------------------------------------------------------------------------
       Fund with the minimum total operating
       expenses                                $  201       $   621     $ 1,068     $  2,306

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE DELAWARE MEDALLION III VARIABLE ANNUITY?

The Delaware Medallion III variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    a customized investment portfolio;

     -    experienced professional investment advisers;

     -    tax deferral on earnings;

     -    guarantees that can protect your family during the accumulation phase;
          and

     -    income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the available Sub-Accounts investing in the Underlying Funds (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Delaware VIP Cash Reserve Series), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, the beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -    periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of payments are flexible, subject only to a $5,000 minimum for the initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution. In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen may be utilized at any one time, in addition to the Delaware VIP Cash Reserve Series), the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives, discussed below, and this range of investment options enables you to allocate your money among the Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently offers nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the Guarantee Period Accounts after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?


Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Emerging Markets Series, the Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series, and Delaware VIP Value Series. A I M Advisors, Inc. ("AIM Advisors") is the investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund of AIM Variable Insurance Funds. The investment adviser of the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio is Fred Alger Management, Inc. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to the AllianceBernstein Global Technology Portfolio, AllianceBernstein Growth and Income Portfolio, AllianceBernstein Growth Portfolio, and AllianceBernstein Large Cap Growth Portfolio of AllianceBernstein Variable Products Series Fund, Inc. The investment adviser for FT VIP Franklin Small-Mid Cap Growth Securities Fund is Franklin Advisers, Inc. The investment adviser to the FT VIP Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC. Templeton Investment Counsel, LLC is the investment adviser of the FT VIP Templeton Foreign Securities Fund. Templeton Global Advisors Limited is the investment adviser for the FT VIP Templeton Growth Securities Fund. Pioneer Investment Management, Inc. is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid Cap Value VCT Portfolio.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Delaware VIP Cash Reserve Series, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in the same or a subsequent Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You may also elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals any time. A 10% federal tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other non-natural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments, with interest compounding daily at an effective annual yield of 5%, starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of
(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or
(c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Accumulated Value on the Valuation Date the Company receives proof of death increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Fund. The Funds will incur certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

CAN I EXAMINE THE CONTRACT?

Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of the Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.)

However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY," and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER THE CONTRACT?

You can make several changes after receiving the Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -    You may change your allocation of payments.

     - You may make transfers of accumulated value among your current investments without any tax consequences.

     - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND
                              THE UNDERLYING FUNDS

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2004, the Company and its subsidiaries had over $17.1 billion in assets and over $23.5 billion of life insurance in force.


THE VARIABLE ACCOUNT. Allmerica Financial maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Contract described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THEUNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the underlying investment companies may be found in the prospectuses of the Underlying Funds which accompany this Prospectus, and should be read carefully before investing. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP BALANCED SERIES - seeks capital appreciation by investing at least 25% of the Series' net assets in equity securities of primarily large-capitalization companies that we believe have long-term capital appreciation potential.

DELAWARE VIP CAPITAL RESERVES SERIES - is a type of current income fund that invests in a variety of high quality fixed-income securities which provide high income potential.

DELAWARE VIP CASH RESERVE SERIES - invests primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.


DELAWARE VIP EMERGING MARKETS SERIES - seeks long-term capital appreciation. The Series may invest in a broad range of equity securities, including common stocks. Our primary emphasis will be in investments of emerging markets issuers. The sub-adviser is Mondrian Investment Partners Ltd.

DELAWARE VIP GLOBAL BOND SERIES -- seeks current income consistent with the preservation of principal. We invest primarily in debt obligations that may also provide the potential for capital appreciation. The sub-adviser is Mondrian Investment Partners Ltd.


DELAWARE VIP GROWTH OPPORTUNITIES SERIES - strives to identify companies of medium market capitalization that offer above average opportunities for long-term capital growth because they are poised to provide high and consistent earnings growth. Medium-size companies are generally considered to be those whose market capitalizations are included in the range represented by the Russell Midcap Index.

DELAWARE VIP HIGH YIELD SERIES - invests primarily in fixed-income securities that we believe will have a liberal and consistent yield and will tend to reduce the risk of market fluctuations.


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES - seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. The sub-adviser is Mondrian Investment Partners Ltd.


DELAWARE VIP REIT SERIES - strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. We invest in securities of companies principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of REITs. The Series may also invest in equity securities of real estate industry operating companies, known as REOCs.

DELAWARE VIP SELECT GROWTH SERIES - strives to identify companies that offer the potential for long-term capital appreciation because they are likely to experience high earnings growth.

DELAWARE VIP SMALL CAP VALUE SERIES - strives to identify small companies that we believe offer above-average opportunities for long-term price appreciation because their current stock price does not appear to accurately reflect the companies' underlying value or future earning potential. Under normal circumstances, at least 80% of the Series' net assets will be invested in investments of small cap companies, those having a market capitalization generally less than $2 billion at the time of purchase.

DELAWARE VIP TREND SERIES - strives to identify small companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. In striving to identify such companies, we will evaluate a company's managerial skills, product development and sales, and earnings.

DELAWARE VIP U.S. GROWTH SERIES - seeks to maximize capital appreciation. We invest primarily in U.S. investments. Our goal is to own companies with the potential to grow earnings faster than the U.S. economy in general.


DELAWARE VIP VALUE SERIES -- invests primarily in investments of large-capitalization companies that we believe have long-term total return potential. The Series pursues what is generally considered to be a value-oriented investment approach. We may consider valuation characteristics such as dividend yield, share repurchase activity, price-to-earnings ratio and cash flow, among others, in seeking stocks we believe are undervalued. This Series was formerly known as Delaware VIP Large Cap Value Series.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. GROWTH FUND -- seeks to provide growth of capital.

AIM V.I. HIGH YIELD FUND -- seeks to achieve a high level of current income.

AIM V.I. INTERNATIONAL GROWTH FUND -- seeks to provide long-term growth of capital.

AIM V.I. PREMIER EQUITY FUND - seeks to achieve long-term growth of capital. Income is a secondary objective.

THE ALGER AMERICAN FUND (CLASS O)
ADVISER:  FRED ALGER MANAGEMENT, INC.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P Small Cap 600 Index.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER:  ALLIANCE CAPITAL MANAGEMENT, L.P.


ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY PORTFOLIO - emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements. This portfolio was formerly known as the AllianceBernstein Technology Portfolio.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO - seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCEBERNSTEIN GROWTH PORTFOLIO -- seeks to provide long-term growth of capital, and only incidentally for current income. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.


ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO - seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. This portfolio was formerly known as the AllianceBernstein Premier Growth Portfolio.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND
ADVISER: TEMPLETON GLOBAL ADVISORS LIMITED - FT VIP TEMPLETON GROWTH SECURITIES FUND


FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, predominantly equity securities. For this Fund, large-cap companies are those that are similar in size to those in the Russell 2000(R) Index at the time of purchase. This Fund was formerly known as FT VIP Franklin Small Cap Fund.

FT VIP MUTUAL SHARES SECURITIES FUND - seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, substantially in undervalued stocks risk arbitrage securities and distressed companies.


FT VIP TEMPLETON FOREIGN SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

FT VIP TEMPLETON GROWTH SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The sub-adviser is Templeton Global Advisors Limited.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER MID CAP VALUE VCT PORTFOLIO -- invests in a diversified portfolio of securities consisting primarily of common stocks for capital appreciation.

There is no assurance that the investment objectives of the Underlying Funds will be met. In the event of a material change in the investment policy of a Sub-Account or the Fund in which it invests, you will be notified of the change. No material changes in the investment policy of the Variable Account or any Sub-Accounts will be made without approval pursuant to the applicable state insurance laws. If you have amounts in that Sub-Account, the Company will transfer it without charge, on written request by you, to another Sub-Account or to the General Account. The Company must receive your written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer.

                             PERFORMANCE INFORMATION

The Delaware Medallion III Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Delaware VIP Cash Reserve Series refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Delaware VIP Cash Reserve Series refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

     (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

     (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

     (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.


DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

-    the number of transfers made over a period of time;
-    the length of time between transfers;
- whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;
-    the dollar amount(s) requested for transfers; and
- whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application for certain classes of annuity Contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all underwriting requirements are properly met. If all underwriting requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums.

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $50.

     - Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Delaware VIP Cash Reserve Series.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Delaware VIP Cash Reserve Series.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local agency of the Company. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments, or (b) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Delaware VIP Cash Reserve Series, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Delaware VIP Cash Reserve Series. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers in a Contract year, but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Automatic Transfer (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Delaware VIP Capital Reserves Series, the Sub-Account investing in the Delaware VIP Strategic Income Series or the Sub-Account investing in the Delaware VIP Cash Reserve Series (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue in accordance with the most recent percentage allocation mix received until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's request to change the mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-2124.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted if a Contract is surrendered and payments have been credited to the Contract during the last full seven years. See CHARGES AND DEDUCTIONS. The Contract fee may also be deducted.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program".

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-2124. You may also obtain a Company withdrawal form at our Company web site, http://www.allmerica.com/afs/account/forms.html

The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be a minimum of $100. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" under DESCRIPTION OF THE CONTRACT.

After the Annuity Date, withdrawals are permitted only if the Contract is annuitized under a commutable period certain option. Annuity Units equivalent in value to the amount withdrawn will be cancelled.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals ("systematic withdrawals") from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

NOTE: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value as of the Valuation Date that the Company receives proof of death and any necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout the payment's entire accumulation phase, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value as of the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment); or

(b)  gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at an effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

     (1) defer distribution of the death benefit for a period not more than five years from the date of death; or

     (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Delaware VIP Cash Reserve Series. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Sub-Account investing in the Delaware VIP Cash Reserve Series. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Delaware VIP Cash Reserve Series; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Delaware VIP Cash Reserve Series. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment.

If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment. For important tax consequences which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required under some state laws). The Company reserves the right to increase these minimum amounts. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity except in the case where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncom-mutable period certain option may elect instead to receive a lump sum settlement.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity options may be funded through the Delaware VIP Balanced Series, the Delaware VIP Capital Reserves Series and the Delaware VIP Large Cap Value Series. The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if he or she should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY -- This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he or she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he or she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2)  is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units that applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.


JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY -- This is a variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units, which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.


PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS) -- This variable annuity provides periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

The period certain option does not involve a life contingency. In the computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to elections made prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting a period certain option.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For commutable period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

     (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

     (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

     (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets, and

     (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using an hypothetical example see the SAI. Subject to compliance with applicable state and federal law, the Company reserves the right to change the methodology for determining the net investment factor.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and the SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives, and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with the Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for a Contract issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each.. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that investment option..

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE

If you elected one of the following riders prior to their discontinuance on 1/31/02, a separate monthly charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Account, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.) The applicable charge is equal to the Accumulated Value on the last day of each month within which the rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

     Minimum Guaranteed Annuity Payout (M-GAP) Rider with ten-year waiting period       0.25%
     Minimum Guaranteed Annuity Payout (M-GAP) Rider with fifteen-year waiting period   0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     (1) if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for the Contract at the time the payments are received); or

     (2) the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value of the Contract in the case of surrender and/or withdrawal of the Contract or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the seven years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than seven years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge followed by Old Payments may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract.

Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                        COMPLETE         CHARGE AS
                       YEARS FROM      PERCENTAGE OF
                         DATE OF       NEW PAYMENTS
                         PAYMENT         WITHDRAWN
                         -------         ---------
                       Less than 1          7%
                       Less than 2          6%
                       Less than 3          5%
                       Less than 4          4%
                       Less than 5          3%
                       Less than 6          2%
                       Less than 7          1%
                        Thereafter          0%

The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by state law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing a facility that is operating pursuant to state law), providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charge applies, or both, and/or credit additional amounts on the Contract when the Contract is sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received and the manner in which payments are remitted;

(3) the purpose for which the Contract is being purchased and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the contingent sales charge and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the issue date are within the following classes of individuals ("eligible persons"):

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2)  an employee of the Company, its affiliates or subsidiaries;

(3) officers, directors, trustees and employees of any of the Underlying Funds, investment managers or Sub-Advisers of the Underlying Funds;

(4) and the spouses of and immediate family members residing in the same household with such eligible persons.

"Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges may be waived under
Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to the charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously withdrawn);

Where (2) is: 15% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is: The amount calculated under the Company's life expectancy distribution Option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  15% of Accumulated Value ($2,250); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Surrender Value, net of any applicable tax withholding. Subject to the same rules that are applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the greatest Withdrawal Without Surrender Charge Amount available.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a non-commutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If an owner of an existing fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for the Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of

Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 ("the 1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this annuity Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in this Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when the Contract initially was issued, and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date (subject to the Fixed Account limitations in some states; see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT). Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Cash Reserve Series. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration, unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date, or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Cash Reserve Series. Where amounts automatically have been renewed in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to deductions taken for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. A Market Value Adjustment will apply to all other transfers, withdrawals, or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                         [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

          where:    i   is the  Guaranteed  Interest  Rate  expressed  as a
                        decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

                    j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

                    n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B --SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT. Unless the Company is notified otherwise, if a subsequent payment is made after the Program to Protect Principal and Provide Growth Potential has been selected and during the Guarantee Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in the Program, you must provide payment allocation instructions to the Company that include (1) the Guarantee Period and (2) the dollar or percentage amount you want allocated to that Guarantee Period Account.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The final regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, final regulations have been issued and are effective for distributions required for calendar years 2006 and thereafter. The definition of "entire interest" will then take into account the actuarial value of other benefits.)

The final regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the final regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.


If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed

(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age 59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to the Owner each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., Contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-2124. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Cash Reserve Sub-Account.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for, the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other Contracts or permit a conversion between Contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies which issue variable annuities and variable life contracts ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although currently the Company and the underlying investment companies do not foresee any such disadvantages to either variable life insurance owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will be applied uniformly to all Contracts that are affected.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share.

During the annuity payout phase, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial.

The Contracts offered by this Prospectus were previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc. The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.


On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who the Company subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in our opinion constituted "market timing", were subject to restrictions upon such trading that we imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. We filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts equal to the surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from our alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy, they have been able to obtain returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

The Company intends to vigorously defend this matter, and regard plaintiffs claims for lost trading profits as being highly speculative and, in any case, subject to an obligation to mitigate damages. In addition, any damages for lost profits should, in our view, terminate as a result of the investment management industry's and regulators' actions to eliminate market timing, such as implementing "fair value" pricing.

While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.


In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

     If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to limitations outlined above, the monies will be allocated to the Cash Reserve Series.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

                                            WITHDRAWAL
                           HYPOTHETICAL       WITHOUT      SURRENDER
               CONTRACT    ACCUMULATED       SURRENDER       CHARGE      SURRENDER
                 YEAR         VALUE        CHARGE AMOUNT   PERCENTAGE      CHARGE
               ---------   -------------   -------------   ----------   -----------
                  1        $   54,000.00   $    8,100.00        7%      $  3,213.00
                  2            58,320.00        8,748.00        6%         2,974.32
                  3            62,985.60       12,985.60        5%         2,500.00
                  4            68,024.45       18,024.45        4%         2,000.00
                  5            73,466.40       23,466.40        3%         1,500.00
                  6            79,343.72       29,343.72        2%         1,000.00
                  7            85,691.21       35,691.21        1%           500.00
                  8            92,546.51       45,546.51        0%             0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

                                                             WITHDRAWAL
                         HYPOTHETICAL                          WITHOUT          SURRENDER
           CONTRACT      ACCUMULATED                          SURRENDER          CHARGE            SURRENDER
             YEAR           VALUE          WITHDRAWALS      CHARGE AMOUNT      PERCENTAGE           CHARGE
          ----------   ---------------   ---------------   ---------------   ---------------    ---------------
              1          $  54,000.00     $       0.00       $  8,100.00            7%             $    0.00
              2             58,320.00             0.00          8,748.00            6%                  0.00
              3             62,985.60             0.00         12,985.60            5%                  0.00
              4             68,024.45        30,000.00         18,024.45            4%                479.02
              5             41,066.40        10,000.00          6,159.96            3%                115.20
              6             33,551.72         5,000.00          5,032.76            2%                  0.00
              7             30,835.85        10,000.00          4,625.38            1%                 53.75
              8             22,502.72        15,000.00          3,375.41            0%                  0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is:  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part I.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

             The  market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                       =  [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) - 1

                                       =  (.97297)(TO THE POWER OF 7) - 1

                                       =  -.17452

          The Market Value Adjustment  =  Maximum of the market value factor multiplied by the withdrawal or the negative of the excess interest
                                          earned over 3%

                                       =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                       =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

              The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                       =  [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                                       =  (.98182)(TO THE POWER OF 7) - 1

                                       =  -.12054

          The Market Value Adjustment  =  the market value factor multiplied by the withdrawal

                                       =  -.12054 X $62,985.60

                                       =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

              The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                       =  [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) - 1

                                       =  (1.02857)(TO THE POWER OF 7) - 1

                                       =  .21798

          The Market Value Adjustment  =  Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over 3%

                                       =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                                       =  Minimum of ($13,729.78 or $8,349.25)

                                       =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

              The market value factor  =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                       =  [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                                       =  (1.00935)(TO THE POWER OF 7) - 1

                                       =  .06728

          The Market Value Adjustment  =  the market value factor multiplied by the withdrawal

                                       =  .06728 X $62,985.60

                                       =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                          HYPOTHETICAL
                         HYPOTHETICAL        MARKET
           CONTRACT      ACCUMULATED         VALUE             DEATH             DEATH             DEATH          HYPOTHETICAL
             YEAR           VALUE          ADJUSTMENT        BENEFIT (a)       BENEFIT (b)       BENEFIT (c)      DEATH BENEFIT
          ----------   ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
              1          $ 53,000.00        $   0.00         $ 53,000.00      $  52,500.00      $  50,000.00       $ 53,000.00
              2            53,530.00          500.00           54,030.00         55,125.00         53,000.00         55,125.00
              3            58,883.00            0.00           58,883.00         57,881.25         55,125.00         58,883.00
              4            52,994.70          500.00           53,494.70         60,775.31         58,883.00         60,775.31
              5            58,294.17            0.00           58,294.17         63,814.08         60,775.31         63,814.08
              6            64,123.59          500.00           64,623.59         67,004.78         63,814.08         67,004.78
              7            70,535.95            0.00           70,535.95         70,355.02         67,004.78         70,535.95
              8            77,589.54          500.00           78,089.54         73,872.77         70,535.95         78,089.54
              9            85,348.49            0.00           85,348.49         77,566.41         78,089.54         85,348.49
             10            93,883.34            0.00           93,883.34         81,444.73         85,348.49         93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                   HYPOTHETICAL
                   HYPOTHETICAL                       MARKET
      CONTRACT     ACCUMULATED                        VALUE           DEATH           DEATH           DEATH       HYPOTHETICAL
        YEAR          VALUE        WITHDRAWALS      ADJUSTMENT     BENEFIT (a)     BENEFIT (b)     BENEFIT (c)    DEATH BENEFIT
     ----------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         1         $ 53,000.00     $      0.00      $   0.00       $ 53,000.00     $ 52,500.00     $ 50,000.00     $ 53,000.00
         2           53,530.00            0.00        500.00         54,030.00       55,125.00       53,000.00       55,125.00
         3            3,883.00       50,000.00          0.00          3,883.00        4,171.13        3,972.50        4,171.13
         4            3,494.70            0.00        500.00          3,994.70        4,379.68        4,171.13        4,379.68
         5            3,844.17            0.00          0.00          3,844.17        4,598.67        4,379.68        4,598.67
         6            4,228.59            0.00        500.00          4,728.59        4,828.60        4,598.67        4,828.60
         7            4,651.45            0.00          0.00          4,651.45        5,070.03        4,828.60        5,070.03
         8            5,116.59            0.00        500.00          5,616.59        5,323.53        5,070.03        5,616.59
         9            5,628.25            0.00          0.00          5,628.25        5,589.71        5,616.59        5,628.25
        10              691.07        5,000.00          0.00            691.07          712.70          683.44          712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

                                                       HYPOTHETICAL
                                 HYPOTHETICAL             MARKET              HYPOTHETICAL
                CONTRACT         ACCUMULATED              VALUE                  DEATH
                  YEAR              VALUE               ADJUSTMENT              BENEFIT
               ----------   --------------------   --------------------   --------------------
                   1            $   53,000.00           $     0.00           $   53,000.00
                   2                53,530.00               500.00               54,030.00
                   3                58,883.00                 0.00               58,883.00
                   4                52,994.70               500.00               53,494.70
                   5                58,294.17                 0.00               58,294.17
                   6                64,123.59               500.00               64,623.59
                   7                70,535.95                 0.00               70,535.95
                   8                77,589.54               500.00               78,089.54
                   9                85,348.49                 0.00               85,348.49
                  10                93,883.34                 0.00               93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31ST
                               --------------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                    --------------------------------------------------------------------------------------------------
DELAWARE VIP BALANCED SERIES
Unit Value:
  Beginning of Period             1.807    1.538    1.863    2.046    2.142    2.357    2.015    1.616    1.414    1.133    1.150
  End of Period                   1.886    1.807    1.538    1.863    2.046    2.142    2.357    2.015    1.616    1.414    1.133
  Number of Units Outstanding
    at End of Period
    (in thousands)               22,624   27,725   33,436   45,918   56,070   76,644   81,359   58,759   40,855   37,203   33,332

DELAWARE VIP CAPITAL RESERVES
  SERIES
Unit Value:
  Beginning of Period             1.705    1.652    1.565    1.466    1.371    1.386    1.317    1.241    1.209    1.075    1.120
  End of Period                   1.742    1.705    1.652    1.565    1.466    1.371    1.386    1.317    1.241    1.209    1.075
  Number of Units Outstanding
    at End of Period
    (in thousands)               13,988   19,026   24,104   18,284   17,506   25,020   28,066   20,234   20,226   19,818   20,476

DELAWARE VIP CASH RESERVE
  SERIES
Unit Value:
  Beginning of Period             1.323    1.334    1.336    1.304    1.248    1.207    1.165    1.124    1.087    1.044    1.021
  End of Period                   1.316    1.323    1.334    1.336    1.304    1.248    1.207    1.165    1.124    1.087    1.044
  Number of Units Outstanding
    at End of Period
    (in thousands)               21,315   30,325   35,311   30,794   36,106   42,241   32,501   24,014   21,519   11,568   13,998

DELAWARE VIP EMERGING MARKETS
  SERIES
Unit Value:
  Beginning of Period             1.168    0.694    0.670    0.645    0.856    0.586    0.880    1.000      N/A      N/A      N/A
  End of Period                   1.537    1.168    0.694    0.670    0.645    0.856    0.586    0.880      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                5,992    7,491    9,237   11,020   12,964   10,078    6,662    4,545      N/A      N/A      N/A

                                                                     YEAR ENDED DECEMBER 31ST
                               --------------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                    --------------------------------------------------------------------------------------------------
DELAWARE VIP GLOBAL BOND
  SERIES
Unit Value:
  Beginning of Period             1.591    1.340    1.087    1.107    1.114    1.172    1.102    1.107    1.000    1.000      N/A
  End of Period                   1.772    1.591    1.340    1.087    1.107    1.114    1.172    1.102    1.107    1.000      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                4,430    5,711    5,282    4,410    4,144    5,052    4,991    3,950      886        0      N/A

DELAWARE VIP GROWTH
  OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period             2.657    1.911    2.581    3.109    3.447    2.145    1.831    1.616    1.432    1.121    1.178
  End of Period                   2.947    2.657    1.911    2.581    3.109    3.447    2.145    1.831    1.616    1.432    1.121
  Number of Units Outstanding
    at End of Period
    (in thousands)               18,320   23,502   30,520   43,380   55,376   60,264   58,454   57,025   44,667   35,204   29,100

DELAWARE VIP HIGH YIELD SERIES
Unit Value:
  Beginning of Period             1.528    1.204    1.199    1.268    1.536    1.599    1.652    1.474    1.326    1.164    1.214
  End of Period                   1.721    1.528    1.204    1.199    1.268    1.536    1.599    1.652    1.474    1.326    1.164
  Number of Units Outstanding
    at End of Period
    (in thousands)               14,897   19,708   22,327   30,489   37,456   59,311   70,679   56,733   44,760   37,818   31,735

DELAWARE VIP INTERNATIONAL
  VALUE EQUITY SERIES
Unit Value:
  Beginning of Period             2.140    1.513    1.713    1.993    2.011    1.762    1.619    1.540    1.301    1.159    1.144
  End of Period                   2.570    2.140    1.513    1.713    1.993    2.011    1.762    1.619    1.540    1.301    1.159
  Number of Units Outstanding
    at End of Period
    (in thousands)               14,786   18,812   24,451   33,259   41,323   49,478   51,715   48,813   30,888   21,612   18,761

                                                                     YEAR ENDED DECEMBER 31ST
                               --------------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                    --------------------------------------------------------------------------------------------------
DELAWARE VIP REIT SERIES
Unit Value:
  Beginning of Period             1.636    1.238    1.202    1.120    0.865    0.901    1.000      N/A      N/A      N/A      N/A
  End of Period                   2.120    1.636    1.238    1.202    1.120    0.865    0.901      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                5,051    5,710    6,728    5,170    4,864    2,775    1,235      N/A      N/A      N/A      N/A

DELAWARE VIP SELECT GROWTH
  SERIES
Unit Value:
  Beginning of Period             0.744    0.541    0.813    1.082    1.416    1.000      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.795    0.744    0.541    0.813    1.082    1.416      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding at
    End of Period
    (in thousands)               25,157   30,396   36,491   50,616   62,339   36,671      N/A      N/A      N/A      N/A      N/A

DELAWARE VIP SMALL CAP VALUE
  SERIES
Unit Value:
  Beginning of Period             2.836    2.026    2.177    1.974    1.694    1.806    1.923    1.467    1.214    0.994    1.000
  End of Period                   3.397    2.836    2.026    2.177    1.974    1.694    1.806    1.923    1.467    1.214    0.994
  Number of Units Outstanding at
    End of Period
    (in thousands)               15,826   20,733   26,208   33,222   37,075   47,718   55,136   43,269   15,725    9,467    6,040

DELAWARE VIP TREND SERIES
Unit Value:
  Beginning of Period             2.758    2.070    2.622    3.142    3.422    2.036    1.779    1.486    1.358    0.989    1.007
  End of Period                   3.062    2.758    2.070    2.622    3.142    3.422    2.036    1.779    1.486    1.358    0.989
  Number of Units Outstanding at
    End of Period
    (in thousands)               18,024   22,361   27,704   37,136   46,252   42,570   36,571   33,256   21,711   13,410    6,197

DELAWARE VIP U.S. GROWTH
  SERIES
Unit Value:
  Beginning of Period             0.633    0.519    0.744    0.999    1.057    1.000      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.645    0.633    0.519    0.744    0.999    1.057      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding at
    End of Period
    (in thousands)               14,803   17,918   18,012   22,188   26,693    5,522      N/A      N/A      N/A      N/A      N/A

                                                                     YEAR ENDED DECEMBER 31ST
                               --------------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                    --------------------------------------------------------------------------------------------------
DELAWARE VIP VALUE SERIES
Unit Value:
  Beginning of Period             2.697    2.132    2.659    2.806    2.556    2.672    2.433    1.883    1.582    1.178    1.197
  End of Period                   3.056    2.697    2.132    2.659    2.806    2.556    2.672    2.433    1.883    1.582    1.178
  Number of Units Outstanding
    at End of Period
    (in thousands)               41,264   52,358   58,096   78,509   97,656  136,760  146,009  113,507   65,991   48,305   38,591

AIM V.I. GROWTH FUND
Unit Value:
  Beginning of Period             0.421    0.326    0.478    0.734    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.450    0.421    0.326    0.478    0.734      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                8,720   10,038   10,733   11,289    8,987      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. HIGH YIELD FUND
Unit Value:
  Beginning of Period             0.901    0.714    0.769    0.820    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.988    0.901    0.714    0.769    0.820      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                1,914    2,574    2,004    2,363    1,183      N/A      N/A      N/A      N/A      N/A      N/A

AIM V.I. INTERNATIONAL GROWTH
  FUND
Unit Value:
  Beginning of Period             0.633    0.497    0.598    0.793    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.774    0.633    0.497    0.598    0.793      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                5,594    6,026    7,061    8,940    8,731      N/A      N/A      N/A      N/A      N/A      N/A

                                                                     YEAR ENDED DECEMBER 31ST
                               --------------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                    --------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
  Beginning of Period             0.585    0.474    0.689    0.800    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.610    0.585    0.474    0.689    0.800      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)               13,357   20,127   24,265   30,221   26,552      N/A      N/A      N/A      N/A      N/A      N/A

ALGER AMERICAN LEVERAGED
  ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period             0.537    0.404    0.620    0.748    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.572    0.537    0.404    0.620    0.748      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                8,754    9,381    8,890    7,309    5,213      N/A      N/A      N/A      N/A      N/A      N/A

ALGER AMERICAN MIDCAP GROWTH
  PORTFOLIO
Unit Value:
  Beginning of Period             0.887    0.609    0.876    0.951    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.989    0.887    0.609    0.876    0.951      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                8,839    9,783    9,749   11,470    8,095      N/A      N/A      N/A      N/A      N/A      N/A

ALGER AMERICAN SMALL
  CAPITALIZATION PORTFOLIO
Unit Value:
  Beginning of Period             0.534    0.380    0.523    0.752    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.613    0.534    0.380    0.523    0.752      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                1,986    2,149    2,132    2,529    2,165      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN GLOBAL
  TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period             0.387    0.273    0.475    0.646    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.400    0.387    0.273    0.475    0.646      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                9,738   11,310   12,420   16,283   14,525      N/A      N/A      N/A      N/A      N/A      N/A

                                                                     YEAR ENDED DECEMBER 31ST
                               --------------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                    --------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND
  INCOME PORTFOLIO
Unit Value:
  Beginning of Period             1.061    0.814    1.062    1.076    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   1.164    1.061    0.814    1.062    1.076      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)               22,195   25,414   26,455   30,272   14,169      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN GROWTH
  PORTFOLIO
Unit Value:
  Beginning of Period             0.576    0.433    0.613    0.814    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.650    0.576    0.433    0.613    0.814      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                6,982    6,639    6,246    6,471    5,441      N/A      N/A      N/A      N/A      N/A      N/A

ALLIANCEBERNSTEIN LARGE CAP
  GROWTH PORTFOLIO
Unit Value:
  Beginning of Period             0.531    0.436    0.640    0.786    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.567    0.531    0.436    0.640    0.786      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)               15,025   19,247   21,686   25,485   21,392      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period             0.662    0.489    0.695    0.832    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   0.727    0.662    0.489    0.695    0.832      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                5,656    6,276    6,845    5,509    4,420      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP MUTUAL SHARES
  SECURITIES FUND
Unit Value:
  Beginning of Period             1.241    1.006    1.157    1.096    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   1.379    1.241    1.006    1.157    1.096      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                8,016    9,851    9,725    7,523    1,180      N/A      N/A      N/A      N/A      N/A      N/A

                                                                     YEAR ENDED DECEMBER 31ST
                               --------------------------------------------------------------------------------------------------
SUB-ACCOUNT                      2004     2003     2002     2001     2000     1999     1998     1997     1996     1995     1994
-----------                    --------------------------------------------------------------------------------------------------
FT VIP TEMPLETON FOREIGN
  SECURITIES FUND
Unit Value:
  Beginning of Period             0.885    0.679    0.845    1.021    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   1.034    0.885    0.679    0.845    1.021      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                4,440    4,508    3,902    3,655    2,125      N/A      N/A      N/A      N/A      N/A      N/A

FT VIP TEMPLETON GROWTH
  SECURITIES FUND
Unit Value:
  Beginning of Period             1.065    0.818    1.017    1.046    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   1.219    1.065    0.818    1.017    1.046      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                4,386    4,155    3,434    2,329      771      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER EMERGING MARKETS VCT
  PORTFOLIO
Unit Value:
  Beginning of Period             0.936    0.601    0.618    0.677    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   1.095    0.936    0.601    0.618    0.677      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                1,799    1,633    1,573      869      611      N/A      N/A      N/A      N/A      N/A      N/A

PIONEER MID CAP VALUE VCT
  PORTFOLIO
Unit Value:
  Beginning of Period             1.389    1.028    1.176    1.123    1.000      N/A      N/A      N/A      N/A      N/A      N/A
  End of Period                   1.668    1.389    1.028    1.176    1.123      N/A      N/A      N/A      N/A      N/A      N/A
  Number of Units Outstanding
    at End of Period
    (in thousands)                5,342    5,230    4,914    4,268    1,722      N/A      N/A      N/A      N/A      N/A      N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

                     FLEXIBLE PAYMENT DEFERRED VARIABLE AND
                     FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE DELAWARE MEDALLION PROSPECTUS OF SEPARATE ACCOUNT VA-K, DATED APRIL 29, 2005 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-2124.

                              DATED APRIL 29, 2005

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE  COMPANY                4

SERVICES                                                                       4

UNDERWRITERS                                                                   4

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    7

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
(M-GAP) RIDER                                                                  7

PERFORMANCE INFORMATION                                                        9

FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2003, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. . As of December 31, 2004, the Company and its subsidiaries had over $17.1 billion in assets and over $23.5 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Delaware Medallion III contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

  DELAWARE VIP TRUST
  Delaware VIP Balanced Series
  Delaware VIP Capital Reserves Series
  Delaware VIP Cash Reserve Series
  Delaware VIP Emerging Markets Series
  Delaware VIP Global Bond Series
  Delaware VIP Growth Opportunities Series
  Delaware VIP High Yield Series
  Delaware VIP International Value Equity Series
  Delaware VIP REIT Series
  Delaware VIP Select Growth Series
  Delaware VIP Small Cap Value Series
  Delaware VIP Trend Series
  Delaware VIP U.S. Growth Series
  Delaware VIP Value Series

  AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
  AIM V.I. Growth Fund
  AIM V.I. High Yield Fund
  AIM V.I. International Growth Fund
  AIM V.I. Premier Equity Fund

  THE ALGER AMERICAN FUND (CLASS O)
  Alger American Leveraged AllCap  Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Small Capitalization Portfolio

  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
  AllianceBernstein Growth and Income Portfolio
  AllianceBernstein Global Technology Portfolio
  AllianceBernstein Growth Portfolio
  AllianceBernstein Large Cap Growth Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
  FT VIP Franklin Small-Mid Cap Growth Securities Fund
  FT VIP Mutual Shares Securities Fund
  FT VIP Templeton Foreign Securities Fund
  FT VIP Templeton Growth Securities Fund

  PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio

                          TAXATION OF THE CONTRACT, THE
                        VARIABLE ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the financial statements of Separate Account VA-K of the Company as of December 31, 2004 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2002, 2003 and 2004 were $891,083.73, $117,104.50 and $665.71.

No commissions were retained by VeraVest for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2002, 2003 and 2004.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                          $  1.135000

(2) Value of Assets -- Beginning of Valuation Period                              $ 5,000,000

(3) Excess of Investment Income and Net Gains Over Capital losses                 $     1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)       0.000335

(5) Annual Charge (one-day equivalent of 1.40% per annum)                            0.000039

(6) Net Investment Rate (4) - (5)                                                    0.000296

(7) Net Investment Factor 1.000000 + (6)                                            .0.000296

(8) Accumulation Unit Value -- Current Period (1) x (7)                           $  1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

 (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

 (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

 (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

     - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

     - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

     - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                                    MINIMUM
            CONTRACT              MINIMUM           GUARANTEED
            ANNIVERSARY           GUARANTEED        ANNUAL
            AT EXERCISE           BENEFIT BASE      INCOME(1)
            -----------------     -------------     -------------
            10                    $ 162,889         $ 12,153
            15                    $ 207,892         $ 17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the

Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specific period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

        P(1 + T)(TO THE POWER OF n) =   ERV

        Where:                 P    =   a hypothetical initial payment to the
                                        Variable Account of $1,000

                               T    =   average annual total return

                               n    =   number of years

                             ERV    =   the ending redeemable value of the
                                        $1,000 payment at the end of the
                                        specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                 CONTRACT FORM A3025-96 (DELAWARE MEDALLION III)
                     (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)

                  YEARS FROM DATE OF     CHARGE AS PERCENTAGE OF
                  PAYMENT TO DATE OF      NEW PURCHASE PAYMENTS
                      WITHDRAWAL               WITHDRAWN*
                      ----------               ----------
                         0-1                       7%
                          2                        6%
                          3                        5%
                          4                        4%
                          5                        3%
                          6                        2%
                          7                        1%
                     Thereafter                    0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                P(1 + T)(TO THE POWER OF n)  =  EV

         Where:                         P    =  a hypothetical initial payment
                                                to the Variable Account of
                                                $1,000

                                        T    =  average annual total return

                                        n    =  number of years

                                        EV   =  the ending value of the $1,000
                                                payment at the end of the
                                                specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of

$1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider (M-GAP) Charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             DELAWARE MEDALLION III

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2004

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                        TOTAL RETURN                  SINCE
                                                         SUB-ACCOUNT      FOR YEAR                 INCEPTION OF
                                                       INCEPTION DATE  ENDED 12/31/04   5 YEARS    SUB-ACCOUNT
                                                       --------------  --------------   -------    -----------
Delaware VIP Balanced Series                              4/30/92          -2.06%        -3.28%        5.04%
Delaware VIP Capital Reserves Series                      4/30/92          -3.93%         4.36%        4.89%
Delaware VIP Cash Reserve Series                          4/22/92          -6.53%         0.49%        2.29%
Delaware VIP Emerging Markets Series                       5/1/97          24.56%        11.97%        5.71%
Delaware VIP Global Bond Series                            5/1/96           4.77%         9.30%        6.80%
Delaware VIP Growth Opportunities Series                   4/9/92           3.99%        -4.03%        9.92%
Delaware VIP High Yield Series                            4/27/92           5.80%         1.58%        3.79%
Delaware VIP International Value Equity Series            10/29/92         12.82%         4.23%        8.04%
Delaware VIP REIT Series                                   5/7/98          22.51%        19.32%       11.86%
Delaware VIP Select Growth Series                          5/3/99           0.32%       -11.60%       -4.45%
Delaware VIP Small Cap Value Series                        1/2/94          12.52%        14.38%       12.92%
Delaware VIP Trend Series                                 12/30/93          4.11%        -3.12%       11.81%
Delaware VIP U.S. Growth Series                           11/16/99         -4.26%        -9.95%       -8.59%
Delaware VIP Value Series                                 4/27/92           6.13%         2.62%        9.68%
AIM V.I. Growth Fund                                       5/1/00           0.34%          N/A       -16.25%
AIM V.I. High Yield Fund                                   5/1/00           3.16%          N/A        -0.81%
AIM V.I. International Growth Fund                         5/1/00          15.25%          N/A        -5.91%
AIM V.I. Premier Equity Fund                               5/1/00          -1.97%          N/A       -10.65%
Alger American Leveraged AllCap Portfolio                  5/1/00           0.31%          N/A       -11.79%
Alger American MidCap Growth Portfolio                     5/1/00           4.80%          N/A        -0.83%
Alger American Small Capitalization Portfolio              5/1/00           8.10%          N/A       -10.45%
AllianceBernstein Global Technology Portfolio              5/1/00          -2.58%          N/A       -18.32%
AllianceBernstein Growth and Income Portfolio              5/1/00           3.07%          N/A        2.66%
AllianceBernstein Growth Portfolio                         5/1/00           6.19%          N/A        -9.34%
AllianceBernstein Large Cap Growth Portfolio               5/1/00           0.42%          N/A       -12.02%
FT VIP Franklin Small-Mid Cap Growth Securities Fund       5/1/00           3.36%          N/A        -7.14%
FT VIP Mutual Shares Securities Fund                       5/1/00           4.41%          N/A         6.59%
FT VIP Templeton Foreign Securities Fund                   5/1/00           9.90%          N/A         0.16%
FT VIP Templeton Growth Securities Fund                    5/1/00           7.58%          N/A         3.76%
Pioneer Emerging Markets VCT Portfolio                     5/1/00          10.04%          N/A         1.39%
Pioneer Mid Cap Value VCT Portfolio                        5/1/00          13.04%          N/A        11.13%

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2004

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                         TOTAL RETURN                   SINCE
                                                         SUB-ACCOUNT       FOR YEAR                  INCEPTION OF
                                                       INCEPTION DATE   ENDED 12/31/04    5 YEARS    SUB-ACCOUNT
                                                       --------------   --------------    -------    -----------
Delaware VIP Balanced Series                               4/30/92          4.36%          -2.51%        5.23%
Delaware VIP Capital Reserves Series                       4/30/92          2.21%           4.91%        4.95%
Delaware VIP Cash Reserve Series                           4/22/92         -0.55%           1.07%        2.34%
Delaware VIP Emerging Markets Series                       5/1/97          31.61%          12.41%        5.76%
Delaware VIP Global Bond Series                            5/1/96          11.42%           9.74%        6.82%
Delaware VIP Growth Opportunities Series                   4/9/92          10.90%          -3.09%       10.15%
Delaware VIP High Yield Series                             4/27/92         12.65%           2.30%        3.99%
Delaware VIP International Value Equity Series            10/29/92         20.08%           5.03%        8.29%
Delaware VIP REIT Series                                   5/7/98          29.54%          19.63%       11.96%
Delaware VIP Select Growth Series                          5/3/99           6.81%         -10.91%       -3.98%
Delaware VIP Small Cap Value Series                        1/2/94          19.78%          14.93%       13.08%
Delaware VIP Trend Series                                 12/30/93         11.03%          -2.20%       11.96%
Delaware VIP U.S. Growth Series                           11/16/99          1.85%          -9.41%       -8.20%
Delaware VIP Value Series                                  4/27/92         13.32%           3.64%       10.00%
AIM V.I. Growth Fund                                       5/1/00           6.71%            N/A       -15.73%
AIM V.I. High Yield Fund                                   5/1/00           9.69%            N/A        -0.25%
AIM V.I. International Growth Fund                         5/1/00          22.27%            N/A        -5.35%
AIM V.I. Premier Equity Fund                               5/1/00           4.29%            N/A       -10.05%
Alger American Leveraged AllCap Portfolio                  5/1/00           6.67%            N/A       -11.26%
Alger American MidCap Growth Portfolio                     5/1/00          11.46%            N/A        -0.24%
Alger American Small Capitalization Portfolio              5/1/00          14.94%            N/A        -9.94%
AllianceBernstein Global Technology Portfolio              5/1/00           3.62%            N/A       -17.80%
AllianceBernstein Growth and Income Portfolio              5/1/00           9.66%            N/A         3.30%
AllianceBernstein Growth Portfolio                         5/1/00          12.93%            N/A        -8.81%
AllianceBernstein Large Cap Growth Portfolio               5/1/00           6.83%            N/A       -11.44%
FT VIP Franklin Small-Mid Cap Growth Securities Fund       5/1/00           9.91%            N/A        -6.60%
FT VIP Mutual Shares Securities Fund                       5/1/00          11.06%            N/A         7.12%
FT VIP Templeton Foreign Securities Fund                   5/1/00          16.87%            N/A         0.72%
FT VIP Templeton Growth Securities Fund                    5/1/00          14.40%            N/A         4.33%
Pioneer Emerging Markets VCT Portfolio                     5/1/00          17.00%            N/A         1.96%
Pioneer Mid Cap Value VCT Portfolio                        5/1/00          20.07%            N/A        11.58%

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2004

                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                                     10 YEARS (OR
                                                        UNDERLYING       TOTAL RETURN                   SINCE
                                                           FUND            FOR YEAR                   INCEPTION
                                                       INCEPTION DATE   ENDED 12/31/04    5 YEARS      IF LESS)
                                                       --------------   --------------    -------      --------
Delaware VIP Balanced Series                               7/28/88          -2.06%         -3.28%        5.04%
Delaware VIP Capital Reserves Series                       7/28/88          -3.93%          4.36%        4.89%
Delaware VIP Cash Reserve Series                           7/28/88          -6.53%          0.49%        2.29%
Delaware VIP Emerging Markets Series                       5/1/97           24.56%         11.97%        5.71%
Delaware VIP Global Bond Series                            5/1/96            4.77%          9.30%        6.80%
Delaware VIP Growth Opportunities Series                   7/12/91           3.99%         -4.03%        9.92%
Delaware VIP High Yield Series                             7/28/88           5.80%          1.58%        3.79%
Delaware VIP International Value Equity Series            10/29/92          12.82%          4.23%        8.04%
Delaware VIP REIT Series                                   5/1/98           22.51%         19.32%       11.84%
Delaware VIP Select Growth Series                          5/3/99            0.32%        -11.60%       -4.45%
Delaware VIP Small Cap Value Series                       12/27/93          12.52%         14.38%       12.92%
Delaware VIP Trend Series                                 12/27/93           4.11%         -3.12%       11.81%
Delaware VIP U.S. Growth Series                           11/16/99          -4.26%         -9.95%       -8.59%
Delaware VIP Value Series                                  7/28/88           6.13%          2.62%        9.68%
AIM V.I. Growth Fund                                       5/3/93            0.34%        -14.12%        5.07%
AIM V.I. High Yield Fund                                   5/1/98            3.16%         -1.29%       -0.75%
AIM V.I. International Growth Fund                         5/5/93           15.25%         -7.19%        5.93%
AIM V.I. Premier Equity Fund                               5/5/93           -1.97%         -9.04%        7.14%
Alger American Leveraged AllCap Portfolio                  1/25/95           0.31%        -11.20%       13.37%
Alger American MidCap Growth Portfolio                     5/3/93            4.80%          1.73%       12.80%
Alger American Small Capitalization Portfolio              9/21/88           8.10%        -10.62%        4.24%
AllianceBernstein Global Technology Portfolio*             1/11/96          -2.58%        -14.20%        4.74%
AllianceBernstein Growth Portfolio*                        1/14/91           3.07%          3.34%       12.54%
AllianceBernstein Growth and Income Portfolio*             9/15/94           6.19%         -8.82%        8.84%
AllianceBernstein Large Cap Growth Portfolio*              6/26/92           0.42%        -10.49%        9.77%
FT VIP Franklin Small-Mid Cap Growth Securities Fund*      11/1/95           3.36%         -6.49%        8.37%
FT VIP Mutual Shares Securities Fund*                      11/8/96           4.41%          6.55%        8.69%
FT VIP Templeton Foreign Securities Fund*                  1/27/92           9.90%         -1.02%        7.16%
FT VIP Templeton Growth Securities Fund*                   3/15/94           7.58%          2.59%        8.32%
Pioneer Emerging Markets VCT Portfolio*                   10/30/98          10.04%          0.38%       11.10%
Pioneer Mid Cap Value VCT Portfolio*                       3/1/95           13.04%         11.09%       11.44%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2004

                      SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                        UNDERLYING       TOTAL RETURN                10 YEARS (OR
                                                            FUND           FOR YEAR                 SINCE INCEPTION
                                                       INCEPTION DATE   ENDED 12/31/04    5 YEARS      IF LESS)
                                                       --------------   --------------    -------      --------
Delaware VIP Balanced Series                               7/28/88            4.36%        -2.51%        5.23%
Delaware VIP Capital Reserves Series                       7/28/88            2.21%         4.91%        4.95%
Delaware VIP Cash Reserve Series                           7/28/88           -0.55%         1.07%        2.34%
Delaware VIP Emerging Markets Series                        5/1/97           31.61%        12.41%        5.76%
Delaware VIP Global Bond Series                             5/1/96           11.42%         9.74%        6.82%
Delaware VIP Growth Opportunities Series                   7/12/91           10.90%        -3.09%       10.15%
Delaware VIP High Yield Series                             7/28/88           12.65%         2.30%        3.99%
Delaware VIP International Value Equity Series             10/29/92          20.08%         5.03%        8.29%
Delaware VIP REIT Series                                    5/1/98           29.54%        19.63%       11.94%
Delaware VIP Select Growth Series                           5/3/99            6.81%       -10.91%       -3.98%
Delaware VIP Small Cap Value Series                        12/27/93          19.78%        14.93%       13.08%
Delaware VIP Trend Series                                  12/27/93          11.03%        -2.20%       11.96%
Delaware VIP U.S. Growth Series                            11/16/99           1.85%        -9.41%       -8.20%
Delaware VIP Value Series                                  7/28/88           13.32%         3.64%       10.00%
AIM V.I. Growth Fund                                        5/3/93            6.71%       -13.64%        5.08%
AIM V.I. High Yield Fund                                    5/1/98            9.69%        -0.77%       -0.62%
AIM V.I. International Growth Fund                          5/5/93           22.27%        -6.68%        5.93%
AIM V.I. Premier Equity Fund                                5/5/93            4.29%        -8.49%        7.16%
Alger American Leveraged AllCap Portfolio                  1/25/95            6.67%       -10.72%       13.38%
Alger American MidCap Growth Portfolio                      5/3/93           11.46%         2.29%       12.80%
Alger American Small Capitalization Portfolio              9/21/88           14.94%       -10.15%        4.24%
AllianceBernstein Global Technology Portfolio*             1/11/96            3.62%       -13.71%        4.75%
AllianceBernstein Growth Portfolio*                        1/14/91            9.66%         3.92%       12.55%
AllianceBernstein Growth and Income Portfolio*             9/15/94           12.93%        -8.32%        8.84%
AllianceBernstein Large Cap Growth Portfolio*              6/26/92            6.83%        -9.95%        9.78%
FT VIP Franklin Small-Mid Cap Growth Securities Fund *     11/1/95            9.91%        -5.98%        8.37%
FT VIP Mutual Shares Securities Fund*                      11/8/96           11.06%         7.03%        8.70%
FT VIP Templeton Foreign Securities Fund*                  1/27/92           16.87%        -0.50%        7.17%
FT VIP Templeton Growth Securities Fund*                   3/15/94           14.40%         3.13%        8.32%
Pioneer Emerging Markets VCT Portfolio*                    10/30/98          17.00%         0.91%       11.20%
Pioneer Mid Cap Value VCT Portfolio*                        3/1/95           20.07%        11.49%       11.45%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD - THE DELAWARE VIP CASH RESERVE SUB-ACCOUNT


Set forth below is yield and effective yield information for the Delaware VIP Cash Reserve Sub-Account investing in the Delaware VIP Cash Reserve Series for the seven-day period ended December 31, 2004:



                  Yield                      0.28%
                  Effective Yield            0.28%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Delaware VIP Cash Reserve Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

             Effective Yield = [(base period return + 1)(365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account VA-K.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2004, and 2003 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 4 to the consolidated financial statements, effective January 1, 2004 the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional
Long-Duration Contracts and for Separate Accounts.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
February 24, 2005

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements Of Income

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES

  Premiums                                                               $       39.5    $       41.9    $       48.1
  Universal life and investment product policy fees                             280.0           319.3           409.8
  Net investment income                                                         217.5           270.9           384.2
  Net realized investment gains (losses)                                          8.6            16.4          (137.7)
  Other income                                                                   40.2           121.1            97.7
                                                                         ------------    ------------    ------------
    Total revenues                                                              585.8           769.6           802.1
                                                                         ------------    ------------    ------------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims, losses and loss adjustment expenses                  231.1           265.2           485.6
  Policy acquisition expenses                                                   120.8           145.1           655.9
  Interest on trust instruments supported by funding obligations                 51.8            53.4            61.7
  Loss (gain) from retirement of trust instruments supported by
    funding obligations                                                           0.2            (5.7)         (102.6)
  Additional consideration received from sale of defined contribution
    business                                                                        -               -            (3.6)
  (Gain) loss from sale of universal life business                                  -            (5.5)           31.3
  Restructuring costs                                                             5.3            29.0            14.8
  Losses (gains) on derivative instruments                                        0.6            10.3           (40.3)
  Other operating expenses                                                      164.8           278.9           316.5
                                                                         ------------    ------------    ------------
    Total benefits, losses and expenses                                         574.6           770.7         1,419.3
                                                                         ------------    ------------    ------------
  Income (loss) before federal income taxes                                      11.2            (1.1)         (617.2)
                                                                         ------------    ------------    ------------

FEDERAL INCOME TAX BENEFIT
  Current                                                                       (80.5)            2.5           (28.5)
  Deferred                                                                       44.7           (19.9)         (215.3)
                                                                         ------------    ------------    ------------
    Total federal income tax benefit                                            (35.8)          (17.4)         (243.8)
                                                                         ------------    ------------    ------------

Income (loss) before cumulative effect of change in accounting
  principle                                                                      47.0            16.3          (373.4)

Cumulative effect of change in accounting principle                             (57.2)              -            (1.6)
                                                                         ------------    ------------    ------------
Net (loss) income                                                        $      (10.2)   $       16.3    $     (375.0)
                                                                         ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Balance Sheets

DECEMBER 31,                                                                           2004            2003
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of $3,826.6 and $3,912.6)       $    3,976.1    $    4,080.1
    Equity securities at fair value (cost of $3.4 and $6.2)                                 5.6            10.3
    Mortgage loans                                                                         64.1           122.3
    Policy loans                                                                          256.4           268.0
    Other long-term investments                                                            54.7            80.0
                                                                                   ------------    ------------
      Total investments                                                                 4,356.9         4,560.7
                                                                                   ------------    ------------
  Cash and cash equivalents                                                               280.9           553.6
  Accrued investment income                                                                67.4            76.2
  Premiums, accounts and notes receivable, net                                              4.2             3.8
  Reinsurance receivable on paid and unpaid losses, benefits and
    unearned premiums                                                                     986.6         1,042.9
  Deferred policy acquisition costs                                                       694.1           894.6
  Deferred federal income taxes                                                           207.9           223.8
  Other assets                                                                            248.5           157.4
  Separate account assets                                                              10,455.0        11,835.4
                                                                                   ------------    ------------
      Total assets                                                                 $   17,301.5    $   19,348.4
                                                                                   ============    ============

LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits                                                         $    3,462.3    $    3,556.8
    Outstanding claims and losses                                                         110.3           105.2
    Unearned premiums                                                                       3.4             3.5
    Contractholder deposit funds and other policy liabilities                             374.7           675.5
                                                                                   ------------    ------------
      Total policy liabilities and accruals                                             3,950.7         4,341.0
                                                                                   ------------    ------------
  Expenses and taxes payable                                                              645.4           764.7
  Reinsurance premiums payable                                                             12.3            12.1
  Trust instruments supported by funding obligations                                    1,126.0         1,200.3
  Separate account liabilities                                                         10,455.0        11,835.4
                                                                                   ------------    ------------
      Total liabilities                                                                16,189.4        18,153.5
                                                                                   ------------    ------------
  Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized, 2,526
    shares issued and outstanding                                                           2.5             2.5
  Additional paid-in capital                                                            1,000.0         1,075.0
  Accumulated other comprehensive loss                                                    (21.1)          (23.5)
  Retained earnings                                                                       130.7           140.9
                                                                                   ------------    ------------
      Total shareholder's equity                                                        1,112.1         1,194.9
                                                                                   ------------    ------------
      Total liabilities and shareholder's equity                                   $   17,301.5    $   19,348.4
                                                                                   ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Shareholder's Equity

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
COMMON STOCK
  Balance at beginning and end of year                                        $        2.5    $        2.5    $        2.5
                                                                              ------------    ------------    ------------
ADDITIONAL PAID-IN CAPITAL
  Balance at beginning of year                                                     1,075.0         1,075.0           887.0
  Return of capital                                                                  (75.0)              -           188.0
                                                                              ------------    ------------    ------------
  Balance at end of year                                                           1,000.0         1,075.0         1,075.0
                                                                              ------------    ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

  Net unrealized appreciation (depreciation) on investments and derivative instruments:
  Balance at beginning of year                                                         3.1            14.8            21.0
  Appreciation (depreciation) during the period:
    Net appreciation (depreciation) on available-for-sale securities and
      derivative instruments                                                          10.8           (17.9)           (9.6)
    (Provision) benefit for deferred federal income taxes                             (3.8)            6.2             3.4
                                                                              ------------    ------------    ------------
                                                                                       7.0           (11.7)           (6.2)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                              10.1             3.1            14.8
                                                                              ------------    ------------    ------------
  Minimum Pension Liability:
  Balance at beginning of year                                                       (26.6)          (44.0)          (15.5)
  (Increase) decrease during the period:
    (Increase) decrease in minimum pension liability                                  (7.1)           26.8           (43.8)
    Benefit (provision) for deferred federal income taxes                              2.5            (9.4)           15.3
                                                                              ------------    ------------    ------------
                                                                                      (4.6)           17.4           (28.5)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                             (31.2)          (26.6)          (44.0)
                                                                              ------------    ------------    ------------
  Total accumulated other comprehensive loss                                         (21.1)          (23.5)          (29.2)
                                                                              ------------    ------------    ------------

RETAINED EARNINGS
  Balance at beginning of year                                                       140.9           149.6           524.6
  Dividend                                                                               -           (25.0)              -
  Net (loss) income                                                                  (10.2)           16.3          (375.0)
                                                                              ------------    ------------    ------------
  Balance at end of year                                                             130.7           140.9           149.6
                                                                              ------------    ------------    ------------

    Total shareholder's equity                                                $    1,112.1    $    1,194.9    $    1,197.9
                                                                              ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Comprehensive (Loss) Income

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Net (loss) income                                                             $      (10.2)   $       16.3    $     (375.0)
                                                                              ------------    ------------    ------------
Other comprehensive income (loss):
  Available-for-sale securities:
    Net (depreciation) appreciation during the period                                (19.9)          (10.7)           48.9
    Benefit (provision) for deferred federal income taxes                              6.9             3.7           (17.1)
                                                                              ------------    ------------    ------------
  Total available-for-sales securities                                               (13.0)           (7.0)           31.8
                                                                              ------------    ------------    ------------
  Derivative instruments:
    Net appreciation (depreciation) during the period                                 30.7            (7.2)          (58.5)
    (Provision) benefit for deferred federal income taxes                            (10.7)            2.5            20.5
                                                                              ------------    ------------    ------------
  Total derivatives instruments                                                       20.0            (4.7)          (38.0)
                                                                              ------------    ------------    ------------
                                                                                       7.0           (11.7)           (6.2)
                                                                              ------------    ------------    ------------
  Minimum pension liability:
    (Increase) decrease in minimum pension liability                                  (7.1)           26.8           (43.8)
    Benefit (provision) for deferred federal income taxes                              2.5            (9.4)           15.3
                                                                              ------------    ------------    ------------
                                                                                      (4.6)           17.4           (28.5)
                                                                              ------------    ------------    ------------
Other comprehensive income (loss)                                                      2.4             5.7           (34.7)
                                                                              ------------    ------------    ------------
Comprehensive (loss) income                                                   $       (7.8)   $       22.0    $     (409.7)
                                                                              ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                                  2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net (loss) income                                                           $      (10.2)   $       16.3    $     (375.0)
  Adjustments to reconcile net (loss) income to net cash (used in)
    provided by operating activities:
    Net realized investment (gains) losses                                            (8.6)          (16.4)          137.7
    (Gains) losses on derivative instruments                                          (1.2)            6.9           (40.3)
    Losses on futures contracts                                                       25.1            10.2               -
    Impairment of capitalized technology                                                 -             3.4            29.8
    Net amortization and depreciation                                                 27.9            29.2            18.0
    Interest credited to contractholder deposit funds and trust
      instruments supported by funding obligations                                    46.1            57.4            84.4
    Gain from retirement of trust instruments supported by funding
      obligations                                                                      0.2            (5.7)         (102.6)
    (Gain) loss from sale of universal life business                                     -            (5.5)           31.3
    Deferred federal income taxes                                                     44.7           (19.9)         (215.3)
    Change in deferred acquisition costs                                             128.3           135.3           386.7
    Change in premiums and notes receivable, net of reinsurance
      premiums payable                                                                (0.3)         (500.4)            0.9
    Change in accrued investment income                                                8.9            13.4             7.4
    Change in policy liabilities and accruals, net                                  (322.0)         (412.4)         (221.7)
    Change in reinsurance receivable                                                  56.3            21.8            15.1
    Change in expenses and taxes payable                                             (85.9)         (223.1)          189.7
    Other, net                                                                        24.4            45.5            (3.3)
                                                                              ------------    ------------    ------------
      Net cash used in by operating activities                                       (66.3)         (844.0)          (57.2)
                                                                              ------------    ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of available-for-sale fixed
      maturities                                                                     967.9         1,907.7         3,503.6
    Proceeds from disposals of equity securities                                       8.8            70.5             0.5
    Proceeds from disposals of other investments                                      43.0            64.3            60.4
    Proceeds from mortgages sold, matured or collected                                58.7            53.7            52.3
    Purchase of available-for-sale fixed maturities                                 (762.1)       (1,236.6)       (1,997.6)
    Purchase of equity securities                                                     (2.7)          (40.2)           (1.4)
    Purchase of other investments                                                     (5.0)          (21.9)          (31.3)
    Capital expenditures                                                              (5.8)           (5.0)          (11.5)
    Net receipts (payments) related to margin deposits on derivative
      instruments                                                                     (4.9)           56.6           (72.0)
    Proceeds from disposal company owned life insurance                                  -            64.9               -
    Other investing activities, net                                                    0.2            94.8            16.8
                                                                              ------------    ------------    ------------
      Net cash provided by investing activities                                      298.1         1,008.8         1,519.8
                                                                              ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits to contractholder deposit funds                                             -               -           100.0
    Withdrawals from contractholder deposit funds                                   (183.4)          (32.7)       (1,023.7)
    Deposits to trust instruments supported by funding obligations                       -               -           112.0
    Withdrawals from trust instruments supported by funding obligations             (182.7)         (156.9)         (578.9)
    Change in collateral related to securities lending program                      (138.4)          263.5            47.3
    (Dividend) capital contribution                                                      -            (0.6)           42.1
                                                                              ------------    ------------    ------------
      Net cash (used in) provided by financing activities                           (504.5)           73.3        (1,301.2)
                                                                              ------------    ------------    ------------
Net change in cash and cash equivalents                                             (272.7)          238.1           161.4
Cash and cash equivalents, beginning of period                                       553.6           315.5           154.1
                                                                              ------------    ------------    ------------
Cash and cash equivalents, end of period                                      $      280.9    $      553.6    $      315.5
                                                                              ============    ============    ============
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                             $          -    $          -    $       (0.7)
Income tax refunds                                                            $       52.0    $       29.8    $        9.1

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Allmerica Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC") and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

At December 31, 2004, the Company manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products and a block of Guaranteed Investment Contracts ("GICs"). During 2003, the Company managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest Investment, Inc. ("VeraVest"). VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, we announced the cessation of retail sales through VeraVest (see Note 3 - Significant Transactions). In addition, prior to September 30, 2002, the Company actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2004, 2003 and the fourth quarter of 2002 (see Note 3 - Significant Transactions).

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

B. CLOSED BLOCK
FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS
In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under Statement of Positions 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACT AND FOR SEPARATE ACCOUNTs ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-01 accrue to the contract holder.

D. FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES
All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS
Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS
Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. In addition, the Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments, also referred to as sales inducements. Acquisition costs and sales inducements related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs ("DAC") and deferred sales inducements for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of DAC and deferred sales inducements is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of DAC and deferred sales inducements considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of DAC and deferred sales inducements could be revised in the near term if any of the estimates discussed above are revised.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

H. REINSURANCE RECEIVABLES
The Company shares certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences claims events, or unfavorable mortality or morbidity experience that are subject to a reinsurance contract, reinsurance recoverables are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual claim, or the aggregate amount of all claims in a particular line. The valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled.

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE
Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss occurs, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL
In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company carries its goodwill at amortized cost, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed on fund values of these contracts. Prior to the adoption of SOP 03-1, appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, was reflected in shareholders' equity or net investment income. See Note 4 - Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

L. POLICY LIABILITIES AND ACCRUALS
Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as GICs, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

M. PREMIUM, FEE REVENUE AND RELATED EXPENSES
Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs.

N. FEDERAL INCOME TAXES
AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The AFC Board of Directors has delegated to management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The income tax liability is calculated on a separate return basis and benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from insurance reserves, policy acquisition expenses, tax credit carryforwards, employee benefit plans, and net operating loss carryforwards and deferred sales inducements.

O. NEW ACCOUNTING PRONOUNCEMENTS
In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), SHARE-BASED PAYMENT ("Statement No. 123(R)"). This statement requires companies to measure and recognize the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value. Statement No. 123(R) replaces Statement of Financial Accounting Standards No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION ("Statement No. 123"), and supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES ("APB Opinion No. 25"). The provisions of this statement are effective for interim and annual periods beginning after June 15, 2005. The Company is evaluating the effects of Statement No. 123(R) and will begin expensing stock options in the third quarter of 2005.

In March 2004, the Financial Accounting Standards Board's Emerging Issues Task Force ("EITF") reached several consensuses regarding the application of guidance related to the evaluation of whether an investment is other than temporarily impaired in accordance with EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). However, on September 30, 2004, the FASB delayed indefinitely the effective date for the measurement and recognition guidance of EITF No. 03-1. The disclosure requirements were not deferred. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable fixed maturities and equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as additional information supporting the conclusion that the impairments are not-other-than temporary, such as the nature of the investment(s), cause of impairment and severity and duration of the impairment. The disclosures required by EITF No. 03-1 were effective for fiscal years ending after December 15, 2003. The additional disclosures for cost method investments were effective for fiscal years ending after June 15, 2004. The Company implemented the disclosure requirements of this EITF for the year ending December 31, 2003.

In December 2003, the FASB issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132 (R)"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132 (R) requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement were effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments were effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132 (R) did not have a material effect on the Company's financial position or results of operations.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1, which is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement was effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Upon adoption of this statement in the first quarter of 2004, the Company recorded a $57.2 million charge, net of taxes. This charge was reported as a cumulative effect of a change in accounting principle in the Consolidated Statements of Income. See also Note 4, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 149"). This statement amends financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133") as a result of certain decisions made by the Derivatives Implementation Group. In addition, this statement also clarifies the definition of a derivative. This statement is effective, on a prospective basis, for contracts entered into or modified after June 30, 2003, and for hedging relationships designated after June 30, 2003, except for those implementation issues previously cleared by the FASB prior to June 30, 2003. The provisions related to previously cleared implementation issues shall continue to be applied in accordance with their respective effective dates. The adoption of Statement No. 149 did not have a material effect on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 which was subsequently revised by the December 2003 issuance of Interpretation No. 46. FIN 46(R) provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46(R) also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. The Company performed a review of potential variable interest entities and concluded that as of December 31, 2004, AFC was not the primary beneficiary of any material variable interest entities; and, therefore would not be required to consolidate any variable interest entities as a result of FIN 46(R). However, the Company does hold a significant variable interest in a limited partnership. In 1997, the Company invested in the McDonald Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualify for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represents approximately 36% of the partnership, is not a controlling interest; it entitles the Company to tax credits to be applied against its federal income tax liability in addition to tax losses to offset taxable income. The Company's maximum exposure to loss on this investment is limited to its carrying value, which is $7.2 million at December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING) ("EITF No. 94-3"). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002.

In June 2001, the FASB issued Statement No. 142, which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net of taxes, in earnings, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. The Company used a discounted cash flow model to value these subsidiaries.

P. RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the current year presentation.

2. DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of $27.6 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $94.9 million at December 31, 2004 related to this business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2004 and 2003, the discontinued segment had assets of approximately $275.0 million and $284.5 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $344.9 million and $350.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $13.8 million, $14.5 million and $23.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.

3. SIGNIFICANT TRANSACTIONS

In the fourth quarter of 2003, the Company ceased operations of its retail broker/dealer operations. These operations had distributed third-party investment and insurance products through VeraVest Investments, Inc. Results in 2003 included a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized pre-tax restructuring charges of $3.6 million and $21.9 million in 2004 and 2003, respectively, in accordance with Statement No. 146. These charges included $14.8 million related to one-time termination benefits associated with the termination of 552 employees, and $10.7 million related to contract termination fees and other costs. Of the 552 employees affected, 521 have been terminated and 30 employees have been transferred to other positions within the Company, as of December 31, 2004. All levels of employees within the broker/dealer operations, from staff to senior management, were affected by the decision. As of December 31, 2004, the Company has made payments of approximately $22.4 million related to this restructuring plan, of which $14.2 million related to one-time termination benefits and $8.2 million related to contract termination fees and other costs. The liability balance at December 31, 2004 was $3.1 million. The Company currently anticipates that approximately $1 million to $2 million of other costs will be recognized in 2005 related to this restructuring.

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $660 million of universal life insurance reserves in exchange for the transfer of approximately $550 million of investment assets, with an amortized cost of approximately $525 million, subject to certain post-closing adjustments. At December 31, 2002, the Company recorded a pre-tax loss of $31.3 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a permanent impairment of the universal life DAC asset of $155.9 million and administrative expenses of approximately $10 million. This loss is reflected as a separate line item in the Consolidated Statements of Income. In 2003, the Company transferred cash and other investment assets of approximately $100 million and $450 million, respectively, for the settlement of the net payable associated with this transaction. In addition, the Company recorded incremental pre-tax income of $5.5 million during 2003 related to the settlement of post-closing items.

The Company retired $185.2 million, $78.8 million and $548.9 million of long-term funding agreement obligations at discounts in 2004, 2003 and 2002, respectively. This resulted in pre-tax losses of $0.2 million in 2004 and pre-tax gains of $5.7 million and $102.6 million in 2003 and 2002, respectively, which are reported as losses (gains) from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $7.9 million, $6.4 million and $14.1 million were recorded as net realized investment losses in the Consolidated Statements of Income in 2004, 2003 and 2002, respectively. There were no foreign currency transaction gains or losses on the retired foreign denominated funding agreements in 2004. The net foreign currency transaction gains (losses) in 2003 and 2002, related to the retired foreign-denominated funding agreements of $3.6 million and $(12.2) million, respectively, were recorded as other income in the Consolidated Statements of Income.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

In 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its life and annuity operations, which was accounted for under the guidance of EITF No. 94-3. This charge consisted of $11.7 million related to severance and other employee and agent related costs resulting from the elimination of 476 positions, of which 63 positions were vacant. All employees associated with this cost have either been terminated or transferred to other positions within the Company as of December 31, 2004. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally, the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge related to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2004, the Company had made payments of approximately $14.7 million related to this restructuring plan, of which approximately $11.6 million related to severance and other employee related costs. During 2003, the Company eliminated an additional 151 positions related to this restructuring and as of December 31, 2004, 146 employees have been terminated and 4 employees have been transferred to other positions within the Company. The Company recorded pre-tax charges of $1.7 million and $7.0 million during 2004 and 2003, respectively, in accordance with Statement No. 146. These charges consisted of $7.7 million of employee related costs and $1.0 million related to contract cancellations. As of December 31, 2004, the Company had made payments of approximately $7.5 million related to this restructuring plan, of which approximately $6.4 million related to severance and other employee related costs. The liability balance for these activities was $1.2 million as of December 31, 2004. The plan is substantially complete.

4. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

Effective January 1, 2004, the Company adopted SOP 03-1 (see Note 1P - New Accounting Pronouncements). Upon adoption, the Company recorded a cumulative effect of change in accounting principle of $57.2 million, after-tax.

The following illustrates the components of that charge (in millions):

     Increase in guaranteed minimum death benefit liability         $   80.6
     Establishment of guaranteed minimum income benefit liability        4.1
     Change in deferred acquisition costs                                3.3
                                                                    --------
                                                                        88.0

     Provision for federal income taxes                                (30.8)
                                                                    --------
       Cumulative effect of change in accounting principle          $   57.2
                                                                    ========

GUARANTEED MINIMUM DEATH BENEFITS

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The following summarizes the liability for GMDB contracts reflected in the general account, as of December 31, 2004:

       (IN MILLIONS)
       ----------------------------------------------------------
       Balance at December 31, 2003                    $     26.2
       Adoption of SOP 03-1                                  80.6
                                                       ----------
       Balance at January 1, 2004                           106.8
       Provision for GMDB:
                GMDB expense incurred                        48.6
                Volatility (1)                              (12.9)
                                                       ----------
                                                             35.7
       Claims, net of reinsurance:
                Claims from policyholders                   (71.2)
                Claims ceded to reinsurers                   67.3
                                                       ----------
                                                             (3.9)
       GMDB reinsurance premium                             (64.0)
                                                       ----------
       Balance at December 31, 2004                    $     74.6
                                                       ==========

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The following information relates to the reserving methodology and assumptions for GMDB, which the Company has begun utilizing in response to SOP 03-1. These assumptions are consistent with those utilized in the Company's calculation of its DAC asset.

- The projection model used 1,000 stochastically generated market return scenarios.
- The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from approximately 5-10% depending on the underlying fund type. The long-term, aggregate, weighted average investment performance rate assumption is 8.06%, net of investment fees. This represents all separate account return assumptions weighted by account value at December 31, 2004.
- The volatility assumption was 17% for equity funds; 4% for bond funds; and 1% for money market funds.
-    The mortality assumption was 75% of the 1994 GMDB table.
- The full surrender rate assumption varies from 1-35% depending on contract type and policy duration. The aggregate projected full surrender rates for 2005 and 2006 are approximately 11% and 12%, respectively. (Full surrender rates do not include partial withdrawals or deaths).
-    The partial withdrawal rate assumption was 3.25%.
-    The discount rate was 6.6%.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The table below presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2004 and 2003. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

December 31

(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)              2004         2003
--------------------------------------------------------------------------------------
Net deposits paid
   Account value                                               $    1,228   $    1,349
   Net amount at risk                                          $       57   $       85
   Average attained age of contractholders                             66           65
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                               $    2,024   $    2,451
   Net amount at risk                                          $      185   $      319
   Average attained age of contractholders                             64           63
Roll-up (net deposits accumulated at a specified rate)
   Account value                                               $      104   $      108
   Net amount at risk                                          $       20   $       21
   Average attained age of contractholders                             76           75
Higher of ratchet or roll-up
   Account value                                               $    7,049   $    7,768
   Net amount at risk                                          $    1,676   $    2,126
   Average attained age of contractholders                             71           70
                                                               ----------   ----------
Total of guaranteed benefits categorized above
   Account value                                               $   10,405   $   11,676
   Net amount at risk                                          $    1,938   $    2,551
   Average attained age of contractholders
     (weighted by account value)                                       69           68
Number of contractholders                                         188,897      219,647

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability recorded at January 1, 2004 was $4.1 million. As of December 31, 2004, the balance increased to $5.6 million with no benefits being paid out. The GMIB liability is determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets was required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

The balance of deferred sales inducements reclassified from DAC to other assets was $89.7 million on January 1, 2004. The balance of deferred sales inducements at December 31, 2004 was $72.9 million.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

Prior to the adoption of SOP 03-1, the Company had recorded certain market value adjusted ("MVA") fixed annuity products as separate account assets and separate account liabilities in the Consolidated Balance Sheets. Changes in the fair value of MVA assets were reflected in other comprehensive income in the Consolidated Balance Sheets. In addition, the Company reflected policy fees, interest spreads, realized gains and losses on investments and changes in the liability for minimum guarantees in net income. Notwithstanding the market value adjustment feature of this product, all of the investment performance of the separate account assets related to this product does not accrue to the contractholder, and it therefore, does not meet the conditions for separate account reporting under SOP 03-1.

Upon adoption of SOP 03-1, assets related to the MVA product, primarily fixed maturities, which are carried at fair value, were reclassified to the general account as available-for-sale securities. Reserves related to contract account values included in separate account liabilities were also reclassified to the Company's general account. Changes in the fair value of these assets continue to be reflected in other comprehensive income in the Consolidated Balance Sheets. Additionally, amounts assessed against the contractholders for mortality, administrative, and other services continue to be included in universal life and investment product policy fees and changes in liabilities for minimum guarantees continue to be included in policy benefits, claims, losses and loss adjustment expenses in the Consolidated Statements of Income. Components of the interest spreads related to this product continue to be recorded in net investment income and policy benefits, claims losses and loss adjustment expenses in the Consolidated Statements of Income. Realized investment gains and losses are recognized as incurred, consistent with prior years.

At December 31, 2004, the Company had the following variable annuities with guaranteed minimum returns:

       Account value (in millions)                             $     90.3
       Range of guaranteed minimum return rates                 3.0 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested in variable separate accounts as follows:

       (IN MILLIONS)                       2004
       -------------------------------------------
       Asset Type
         Fixed maturities               $    104.7
         Cash and cash equivalents             4.5
                                        ----------
       Total                            $    109.2
                                        ==========

5. INVESTMENTS

A. FIXED MATURITIES AND EQUITY SECURITIES
The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                                      GROSS          GROSS
                                                                      AMORTIZED     UNREALIZED     UNREALIZED        FAIR
DECEMBER 31,                                                          COST (1)        GAINS          LOSSES          VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
U.S. Treasury securities and U.S. government and agency securities  $      324.4   $        4.4   $        1.7   $      327.1
States and political subdivisions                                           20.2            0.4            0.4           20.2
Foreign governments                                                          6.8              -              -            6.8
Corporate fixed maturities                                               2,710.9          135.7            9.4        2,837.2
Mortgage-backed securities                                                 764.3           22.3            1.8          784.8
                                                                    ------------   ------------   ------------   ------------
Total fixed maturities                                              $    3,826.6   $      162.8   $       13.3   $    3,976.1
                                                                    ============   ============   ============   ============
Equity securities                                                   $        3.4   $        2.2   $          -   $        5.6
                                                                    ============   ============   ============   ============

                                                                                      GROSS          GROSS
                                                                      AMORTIZED     UNREALIZED     UNREALIZED       FAIR
DECEMBER 31,                                                           COST (1)       GAINS          LOSSES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
U.S. Treasury securities and U.S. government and agency securities  $      401.9   $        7.2   $        4.0   $      405.1
States and political subdivisions                                           18.3            0.3            0.7           17.9
Foreign governments                                                          8.5            0.3              -            8.8
Corporate fixed maturities                                               2,796.7          167.5           23.2        2,941.0
Mortgage-backed securities                                                 687.2           21.9            1.8          707.3
                                                                    ------------   ------------   ------------   ------------
Total fixed maturities                                              $    3,912.6   $      197.2   $       29.7   $    4,080.1
                                                                    ------------   ------------   ------------   ------------
Equity securities                                                   $        6.2   $        4.2   $        0.1   $       10.3
                                                                    ============   ============   ============   ============

 (1) AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company participates in a security lending program for the purpose of enhancing income. Securities on loan to various counterparties were fully collateralized by cash and had a fair value of $161.3 million and $301.0 million, at December 31, 2004 and 2003, respectively. The fair value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102% of the fair value of the loaned securities. Securities lending collateral is recorded by the Company in cash and cash equivalents, with an offsetting liability included in expenses and taxes payable.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2004, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $45.1 million, respectively. At December 31, 2003, the amortized cost and fair value of the assets on deposit were $42.6 million and $46.4 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $37.1 million and $36.9 million were on deposit with various state and governmental authorities at December 31, 2004 and 2003, respectively. Fair values related to these securities were $39.0 million and $38.9 million at December 31, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company enters into various derivative and other arrangements that may require fixed maturities to be held as collateral. At December 31, 2004 and 2003, fixed maturities held as collateral had a fair value of $122.8 million and $126.4 million, respectively.

There were no contractual investment commitments at December 31, 2004.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                  2004
                                                       ---------------------------
                                                        AMORTIZED         FAIR
  DECEMBER 31,                                             COST          VALUE
  --------------------------------------------------------------------------------
  (IN MILLIONS)
  Due in one year or less                              $      588.4   $      595.5
  Due after one year through five years                     1,140.4        1,184.1
  Due after five years through ten years                    1,126.9        1,184.4
  Due after ten years                                         970.9        1,012.1
                                                       ---------------------------
  Total                                                $    3,826.6   $    3,976.1
                                                       ===========================

B. MORTGAGE LOANS AND REAL ESTATE
The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2004 and 2003. The carrying values of mortgage loans, net of applicable reserves, were $64.1 million and $122.3 million at December 31, 2004 and 2003, respectively. Reserves for mortgage loans were $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively.

At December 31, 2004, no real estate was held in the Company's investment portfolio. At December 31, 2003, the Company held one real estate investment with a carrying value of $4.3 million that was acquired through the foreclosure of a mortgage loan. This foreclosure represents the only non-cash mortgage activity in 2003. This investment was sold in 2004 for $4.1 million. The net loss of $0.2 million is included in net realized investment losses in the Consolidated Statements of Income

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                        2004            2003
----------------------------------------------------------------------------
(IN MILLIONS)
Property type:
     Office building                            $       26.7    $       66.6
     Retail                                             17.0            23.6
     Industrial/Warehouse                               14.8            26.6
     Residential                                         6.4             6.6
     Other                                                 -             0.2
     Valuation Allowances                               (0.8)           (1.3)
                                                ----------------------------
Total                                           $       64.1    $      122.3
                                                ============================
Geographic region:
     East North Central                         $       19.5    $       20.6
     Pacific                                            19.0            26.0
     South Atlantic                                     12.0            18.3
     New England                                         8.2            39.4
     West South Central                                  0.9             6.1
     Middle Atlantic                                     0.9             4.9
     Other                                               4.4             8.3
     Valuation Allowances                               (0.8)           (1.3)
                                                ----------------------------
Total                                           $       64.1    $      122.3
                                                ============================

At December 31, 2004, scheduled mortgage loan maturities were as follows: 2005 $0.1 million; 2006 $10.5 million; 2007 $0.3 million; 2008 $0.3 million; 2009
$5.5 million and $47.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2004, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $0.8 million and $1.3 million at December 31, 2004 and 2003, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2004 and 2003. There was no interest income received in 2004 and 2003 related to impaired loans.

C. DERIVATIVE INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, the British Pound, and the Euro. The Company uses foreign currency exchange swaps, futures, and options to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Additionally, in prior years, the Company had floating rate funding agreements that were matched with fixed rate securities, which exposed the Company's cash flows to changes in interest rates. The Company used derivative financial instruments, primarily foreign currency exchange swaps, interest rate swaps, and futures contracts, with indices that correlated to balance sheet instruments, to modify its indicated net interest sensitivity to levels deemed to be appropriate. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of GIC and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of deposit and purchase of the underlying asset to back the liability. Interest expense on trust instruments supported by funding obligations was $51.8 million, $53.4 million, and $61.7 million in 2004, 2003, and 2002, respectively. Finally, the Company is exposed to changes in the equity market due to increases in GMDB reserves that result from declines in the equity market. The Company uses exchange traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The operations of the Company are subject to risks resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income, while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company's investment assets are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, the Company has developed investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and the exposure to individual markets, borrowers, industries, and sectors.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties held collateral, in the form of cash, bonds and U.S. Treasury notes, of $94.8 million and $71.6 million at December 31, 2004 and 2003, respectively.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. CASH FLOW HEDGES
The Company enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also enters into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures, options, and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company also may enter into various types of derivatives to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company may manage the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount.

Further, the Company also may use U.S. Treasury Note futures to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities by purchasing long and selling short futures contracts on margin. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of the sale of the GIC until receipt of the deposit and purchase of the underlying asset to back the liability.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company recognized no gains or losses in 2004 related to ineffective cash flow hedges. However, the Company recognized a net loss of $9.0 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. For the year ended December 31, 2002, the Company recognized a net gain of $37.7 million, representing the total ineffectiveness on all cash flow hedges, of which $37.6 million related to ineffective swap contracts which were reported in losses (gains) on derivative instruments in the Consolidated Statements of Income and $0.1 million related to ineffectiveness of futures and options contracts and were reported in other income in the Consolidated Statements of Income. The $37.6 million of gains on ineffective swap contracts in 2002 included $35.8 million of losses that were reclassified from losses (gains) on derivative instruments to net realized investment losses in the Consolidated Statements of Income. These accumulated losses had originally been recorded during the fourth quarter of 2001 as losses (gains) on derivative instruments in the Consolidated Statements of Income. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

As of December 31, 2004, $55.5 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that are expected to occur over the next twelve months and will necessitate reclassifying to earnings these derivatives gains (losses) include: the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities; the possible repurchase of other funding agreements; and the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is twelve months.

E. TRADING ACTIVITIES
During the fourth quarter of 2003, the Company began using exchange traded equity futures contracts to economically hedge increased GMDB reserves which could arise from declines in the equity market. The hedge is expected to reduce the volatility in statutory capital and risk-based capital levels from the effects of future equity market movements. The GMDB hedges do not qualify for hedge accounting under Statement No. 133. Additionally, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices. Finally, the Company also entered into insurance portfolio-linked and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the other swap contracts entered into for investment purposes, the Company agreed to exchange the differences between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

During 2004, the Company recognized a net loss of $18.3 million on all trading derivatives. In 2003 and 2002, the Company recognized gains of $3.9 million, and $10.9 million, respectively on all trading derivatives. The net loss recognized in 2004 included $25.1 million in losses recorded within other operating expenses in the Consolidated Statements of Income related to the GMDB hedges. Additionally, the net loss in 2004 included $7.4 million of net gains representing the ineffectiveness on equity-linked swap contracts, which were recorded in other income in the Consolidated Statements of Income. Further, the 2004 net loss also included a $0.6 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which was recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within losses (gains) on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also included a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. The net gain of $10.9 million in 2002 represents the total ineffectiveness on equity-linked swap contracts and the embedded derivative on the equity-linked trust instruments supported by funding obligations. These amounts were reported in losses (gains) on derivative instruments and other income in the Consolidated Statements of Income.

As of December 31, 2001, the Company no longer held insurance portfolio-linked swap contracts, although final payment related to this contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million for the year ended December 31, 2002.

As of December 31, 2002, the Company no longer held any other swap contracts for investment purposes. The net decrease in net investment income related to these contracts was $0.4 million for the year ended December 31, 2002.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

F. UNREALIZED GAINS AND LOSSES
Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                            EQUITY
                                                                                          SECURITIES
                                                                            FIXED          AND OTHER
FOR THE YEARS ENDED DECEMBER 31,                                          MATURITIES        (1)(2)          TOTAL
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Net (depreciation) appreciation, beginning of year                       $       (2.6)   $        5.7    $        3.1
                                                                         ------------    ------------    ------------
    Net appreciation (depreciation)  on available-for-sale
      Securities and derivative instruments                                       6.8            (1.9)            4.9
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                          5.9               -             5.9
    (Provision) benefit for deferred federal income taxes                        (4.4)            0.6            (3.8)
                                                                         ------------    ------------    ------------
                                                                                  8.3            (1.3)            7.0
                                                                         ------------    ------------    ------------
Net depreciation, end of year                                                     5.7             4.4            10.1
                                                                         ------------    ------------    ------------

2003
Net (depreciation) appreciation, beginning of year                       $        8.6    $        6.2    $       14.8
                                                                         ------------    ------------    ------------
    Net depreciation on available-for-sale securities                           (21.0)           (0.7)          (21.7)
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                          3.8               -             3.8
    Benefit for deferred federal income taxes                                     6.0             0.2             6.2
                                                                         ------------    ------------    ------------
                                                                                (11.2)           (0.5)          (11.7)
                                                                         ------------    ------------    ------------
Net (depreciation) appreciation, end of year                             $       (2.6)   $        5.7    $        3.1
                                                                         ------------    ------------    ------------

2002
Net (depreciation) appreciation, beginning of year                       $       21.3    $       (0.3)   $       21.0
                                                                         ------------    ------------    ------------
    Net appreciation on available-for-sale
      Securities                                                                 19.7            10.0            29.7
    Net depreciation from the effect on deferred
      Policy acquisition costs and on policy liabilities                        (39.3)              -           (39.3)
    Benefit (provision) for deferred federal income taxes                         6.9            (3.5)            3.4
                                                                         ------------    ------------    ------------
                                                                                (12.7)            6.5            (6.2)
                                                                         ------------    ------------    ------------
Net appreciation (depreciation), end of year                             $        8.6    $        6.2    $       14.8
                                                                         ------------    ------------    ------------

1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $20.0 MILLION, $(4.7) MILLION AND $(38.0) MILLION IN 2004, 2003 AND 2002, RESPECTIVELY. BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE AFTER-TAX NET DEPRECIATION FROM DERIVATIVE INSTRUMENTS OF $50.5 MILLION, $70.5 MILLION AND $65.8 MILLION, RESPECTIVELY.

(2) BALANCES AT DECEMBER 31, 2004, 2003 AND 2002 INCLUDE NET APPRECIATION (DEPRECIATION) ON OTHER ASSETS OF $1.1 MILLION, $(2.9) MILLION, AND $0.1 MILLION, RESPECTIVELY.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position at December 31, 2004 and 2003:

DECEMBER 31,                                                                   2004                          2003
-----------------------------------------------------------------------------------------------------------------------------
                                                                        GROSS                        GROSS
                                                                     UNREALIZED        FAIR        UNREALIZED       FAIR
                                                                       LOSSES          VALUE         LOSSES         VALUE
-----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Investment grade fixed maturities (1):
  0-6 months                                                        $        2.3   $      367.3   $        6.8   $      458.3
  7-12 months                                                                3.1          175.5           10.8          239.0
  Greater than 12 months                                                     7.4          196.0            3.7           74.5
                                                                    ---------------------------------------------------------
Total investment grade fixed maturities                                     12.8          738.8           21.3          771.8

Below investment grade fixed maturities (2):
  0-6 months                                                                 0.1            5.3            0.7           20.4
  7-12 months                                                                0.5            3.4            2.5            8.2
  Greater than 12 months                                                       -            1.0            5.2           29.0
                                                                    ---------------------------------------------------------
Total below investment grade fixed maturities                                0.6            9.7            8.4           57.6
Equity securities                                                              -              -            0.1            1.3
                                                                    ---------------------------------------------------------
Total fixed maturities and equity securities                        $       13.4   $      748.5   $       29.8   $      830.7
                                                                    =========================================================

(1) INCLUDES GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THE U.S. TREASURY, U.S. GOVERNMENT AND AGENCY SECURITIES, STATES, AND POLITICAL SUBDIVISIONS OF $2.2 MILLION AND $4.7 MILLION AT DECEMBER 31, 2004 AND 2003, RESPECTIVELY.

(2) AT DECEMBER 31, 2004 AND 2003, SUBSTANTIALLY ALL BELOW INVESTMENT GRADE SECURITIES WITH AN UNREALIZED LOSS HAD BEEN RATED BY THE NAIC, STANDARD & POOR'S, OR MOODY'S.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; any specific events which may influence the operations of the issuer; general market conditions; the financial condition and prospects of the issuer's market and industry; and, the Company's ability and intent to hold the investment. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities are temporary.

H. OTHER
At December 31, 2004, the Company had no concentration of investments in a single investee that exceeded 10% of shareholders' equity except for investments with Federal Home Loan Mortgage Corporation with a fair value of $272.7 million, Federal National Mortgage Association with a fair value of $234.3 million and Morgan Stanley Dean Witter Capital I with a fair value of $155.5 million. At December 31, 2003, the Company had no concentration of investments in a single investee that exceeded 10% of shareholders' equity except for investments with Federal National Mortgage Association with a fair value of $309.7 million and Federal Home Loan Mortgage Corporation with a fair value of $134.7 million.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

6. INVESTMENT INCOME AND GAINS AND LOSSES

A. NET INVESTMENT INCOME
The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                         $      217.0    $      235.1    $      364.0
Equity securities                                                                 0.1             0.5             0.9
Mortgage loans                                                                    8.0            12.5            16.4
Policy loans                                                                     17.7            18.8            24.8
Derivatives                                                                     (21.3)           (5.9)          (37.7)
Other long-term investments                                                       1.9            13.5            19.6
Short-term investments                                                            1.3             1.8             6.3
                                                                         --------------------------------------------
  Gross investment income                                                       224.7           276.3           394.3
Less investment expenses                                                         (7.2)           (5.4)          (10.1)
                                                                         --------------------------------------------
Net investment income                                                    $      217.5    $      270.9    $      384.2
                                                                         ============================================

The Company had fixed maturities with a carry value of $24.3 million and $22.5 million on non-accrual status at December 31, 2004 and 2003, respectively. The Company had no mortgage loans on non-accrual status at December 31, 2004 and 2003, respectively. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $4.2 million, $5.7 million, and $15.7 million in 2004, 2003, and 2002, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2004 and 2003.

There were no mortgage loans which were non-income producing at December 31, 2004 and 2003. However, the Company had non-income producing fixed maturities with a carrying value of $10.4 million and $13.0 million at December 31, 2004 and 2003, respectively.

Included in other long-term investments are losses from limited partnerships of $0.3 million in 2004, and income of $4.2 million and $5.3 million in 2003 and 2002, respectively.

B. NET REALIZED INVESTMENT GAINS AND LOSSES
Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                             2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                         $       13.8    $       18.1    $      (73.0)
Equity securities                                                                 3.0             2.7           (11.3)
Mortgage loans                                                                    0.4             0.8             0.8
Derivatives                                                                      (8.0)           (4.3)          (53.1)
Other long-term investments                                                      (0.6)           (0.9)           (1.1)
                                                                         --------------------------------------------
Net realized investment gains (losses)                                   $        8.6    $       16.4    $     (137.7)
                                                                         ============================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                                         PROCEEDS FROM
                                                                           VOLUNTARY         GROSS           GROSS
FOR THE YEARS ENDED DECEMBER 31,                                             SALES           GAINS           LOSSES
----------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2004
Fixed maturities                                                         $       506.9   $        13.3   $         4.8
Equity securities                                                                  7.9             3.5             0.3

2003
Fixed maturities                                                         $     1,074.6   $        69.8   $         9.0
Equity securities                                                                 36.9             1.4               -

2002
Fixed maturities                                                         $     2,312.8   $       118.8   $        29.9
Equity securities                                                                  0.5             0.1               -

The Company recognized losses of $5.1 million, $43.9 million, and $176.3 million in 2004, 2003, and 2002, respectively, related to other-than-temporary impairments of fixed maturities and other securities. In addition, in 2002, the Company transferred approximately $550 million of investment assets, with an amortized cost of $525 million, to settle net payables related to the sale of the Company's universal life business. Of this amount, approximately $100 million was cash; the remaining balance was settled through the transfer of fixed maturities and policy loans.

C. OTHER COMPREHENSIVE INCOME RECONCILIATION
The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                 2004          2003          2002
--------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation (depreciation) on available-for-sale securities:

Unrealized holding gains (losses) arising during period, (net of taxes
(benefit) of $(1.2), $3.2, and $(12.8) in 2004, 2003 and 2002)                $     (2.5)   $      5.9    $    (23.7)

Less: reclassification adjustment for gains (losses) included in net income (net of taxes (benefit) of $5.7, $7.0, and $(29.9) million in 2004,
2003 and 2002                                                                       10.5          12.9         (55.5)
                                                                              --------------------------------------
Total available-for-sale securities                                                (13.0)         (7.0)         31.8
                                                                              --------------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of taxes of
$11.7, $10.7, and $4.7 million in 2004, 2003 and 2002)                              21.9          19.9           8.9

Less: reclassification adjustment for gain (losses) included in net income
(net of taxes of $1.0, $13.2, and $25.2 million in 2004, 2003 and 2002)              1.9          24.6          46.9
                                                                              --------------------------------------
Total derivative instruments                                                        20.0          (4.7)        (38.0)
                                                                              --------------------------------------
Net unrealized appreciation (depreciation) on available-for-sale securities   $      7.0    $    (11.7)   $     (6.2)
                                                                              ======================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

7. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Cash and Cash Equivalents
For these short-term investments, the carrying amount approximates fair value.

Fixed Maturities
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

Equity Securities
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

Mortgage Loans
Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

Policy Loans
The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

Derivative Instruments
Fair values are estimated using independent pricing sources.

Investment Contracts (Without Mortality Features)
Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

Trust Instruments Supported by Funding Obligations
Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The estimated fair values of the financial instruments were as follows:

                                                                                    2004                          2003
                                                                         ---------------------------------------------------------
                                                                           CARRYING         FAIR         CARRYING         FAIR
DECEMBER 31                                                                  VALUE          VALUE          VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Cash and cash equivalents                                             $      280.9   $      280.9   $      553.6   $      553.6
   Fixed maturities                                                           3,976.1        3,976.1        4,080.1        4,080.1
   Equity securities                                                              5.6            5.6           10.3           10.3
   Mortgage loans                                                                64.1           77.0          122.3          128.1
   Policy loans                                                                 256.4          256.4          268.0          268.0
   Derivative instruments                                                        72.9           72.9           36.5           36.5

Financial Liabilities
   Guaranteed investment contracts                                       $       30.0   $       31.2   $      207.5   $      217.0
   Derivative instruments                                                        12.3           12.3           27.2           27.2
   Supplemental contracts without life contingencies                             75.4           75.4           73.7           73.7
   Dividend accumulations                                                        86.1           86.1           87.1           87.1
   Other individual contract deposit funds                                       44.1           44.1           51.1           51.1
   Other group contract deposit funds                                            38.6           38.3          162.2          165.3
   Individual annuity contracts - general account                             1,156.1        1,121.3        1,193.7        1,150.3
   Trust instruments supported by funding obligations                         1,126.0        1,128.2        1,200.3        1,210.8

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

8. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2004 and 2003 and for the periods ended December 31, 2004, 2003 and 2002 is as follows:

  DECEMBER 31                                                                  2004            2003
  -----------------------------------------------------------------------------------------------------
  (IN MILLIONS)
  Assets
    Fixed maturities, at fair value (amortized cost of $505.3 and
    $496.2)                                                                $      535.1    $      523.4
    Mortgage loans                                                                 31.4            40.7
    Policy loans                                                                  144.4           156.1
    Cash and cash equivalents                                                      20.1             9.4
    Accrued investment income                                                      11.4            12.3
    Deferred policy acquisition costs                                               4.4             6.1
    Deferred federal income taxes                                                   8.0             7.6
    Other assets                                                                    2.6             4.9
                                                                           ------------    ------------
  Total assets                                                             $      757.4    $      760.5
                                                                           ------------    ------------

  Liabilities
    Policy liabilities and accruals                                        $      726.1    $      749.9
    Policyholder dividends                                                         64.9            62.8
    Other liabilities                                                              10.6             2.6
                                                                           ------------    ------------
  Total liabilities                                                        $      801.6    $      815.3
                                                                           ------------    ------------

  Excess of Closed Block liabilities over assets designated to the
    Closed Block                                                           $       44.2    $       54.8
  Amounts included in accumulated other comprehensive income:

  Net unrealized investment losses, net of deferred federal income
    tax benefits of $5.9 and $5.5 million                                         (11.0)          (10.2)
                                                                           ------------    ------------
  Maximum future earnings to be recognized from Closed Block
    assets and liabilities                                                         33.2            44.6
                                                                           ============    ============

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Revenues
    Premiums and other income                                            $       38.7    $       40.8    $       46.2
    Net investment income                                                        43.0            46.4            51.3
    Net realized investment gains (losses)                                          -             2.3            (8.3)
                                                                         --------------------------------------------
Total revenues                                                                   81.7            89.5            89.2
                                                                         --------------------------------------------
Benefits and expenses
    Policy benefits                                                              68.8            80.7            79.4
    Policy acquisition expenses                                                   1.7             2.2             2.2
    Other operating expenses                                                      0.1             0.2             0.7
                                                                         --------------------------------------------
Total benefits and expenses                                                      70.6            83.1            82.3
                                                                         --------------------------------------------
Contribution from the Closed Block                                       $       11.1    $        6.4    $        6.9
                                                                         --------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Cash Flows
    Cash flows from operating activities:
    Contribution from the Closed Block                                   $       11.1    $        6.4    $        6.9
    Adjustment for net realized investment (gains) losses                           -            (2.3)            8.3
    Change in:
           Deferred policy acquisition costs                                      1.7             2.1             2.2
           Policy liabilities and accruals                                      (25.6)          (15.0)          (31.2)
           Expenses and taxes payable                                            (0.3)          (21.2)            9.6
           Other, net                                                             4.3            (0.8)           (1.3)
                                                                         --------------------------------------------
    Net cash used in operating activities                                        (8.8)          (30.8)           (5.5)
    Cash flows from investing activities:
        Sales, maturities and repayments of investments                          67.9           136.2           176.1
        Purchases of investments                                                (60.1)         (107.6)         (194.2)
        Policy loans                                                             11.7            11.3            14.7
                                                                         --------------------------------------------
    Net cash provided by (used in) investing activities                          19.5            39.9            (3.4)
                                                                         --------------------------------------------
Net increase (decrease) in cash and cash equivalents                             10.7             9.1            (8.9)
Cash and cash equivalents, beginning of year                                      9.4             0.3             9.2
                                                                         --------------------------------------------
Cash and cash equivalents, end of year                                   $       20.1    $        9.4    $        0.3
                                                                         --------------------------------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

9. GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2003 and recorded a pre-tax charge of $2.1 million, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. This change was reflected in other operating expenses in the Consolidated Statements of Income. The Company used a discounted cash flow model to value this subsidiary. Subsequent to the Company's annual impairment review, on December 31, 2003, the Company sold this subsidiary. The Company's remaining $0.9 million of goodwill was expensed as a component of the related loss on sale.

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax benefit
   Current                                                               $      (80.5)   $        2.5    $      (28.5)
   Deferred                                                                      44.7           (19.9)         (215.3)
                                                                         --------------------------------------------
Total                                                                    $      (35.8)   $      (17.4)   $     (243.8)
                                                                         ============================================

The federal income tax (benefit) expense attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                              2004           2003            2002
---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit) expense                            $        3.9    $       (0.4)   $     (216.0)
   Prior years' federal income tax settlement                                   (30.4)              -           (11.6)
   Dividend received deduction                                                   (9.8)          (11.2)          (10.6)
   Tax credits                                                                   (5.5)           (4.5)          (10.8)
   Restricted stock                                                                 -             2.1               -
   Deferred tax adjustment                                                        6.4               -               -
   Sale of subsidiary                                                               -             1.5               -
   Changes in other tax estimates                                                 0.6            (4.1)            2.2
   Other, net                                                                    (1.0)           (0.8)            3.0
                                                                         --------------------------------------------
Federal income tax benefit                                               $      (35.8)   $      (17.4)   $     (243.8)
                                                                         ============================================

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                                           2004            2003
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax (asset) liabilities
     Insurance reserves                                                            $     (217.4)   $     (208.5)
     Deferred acquisition costs                                                           185.9           215.8
     Tax credit carryforwards                                                             (67.3)          (58.8)
     Employee benefit plans                                                               (64.0)          (59.6)
     Loss carryforwards                                                                   (34.6)          (95.7)
     Deferred sales inducement                                                             25.5            31.4
     Investments, net                                                                     (16.8)          (27.6)
     Discontinued operations                                                              (16.6)          (18.6)
     Software capitalization                                                                3.2             7.8
     Restructuring reserve                                                                 (1.6)           (7.4)
     Other, net                                                                            (4.2)           (2.6)
                                                                                   ----------------------------
Deferred tax asset, net                                                            $     (207.9)   $     (223.8)
                                                                                   ============================

Gross deferred income tax assets totaled approximately $634 million and $593 million at December 31, 2004 and 2003, respectively. Gross deferred income tax liabilities totaled approximately $426 million and $369 million at December 31, 2004 and 2003, respectively.

In the first quarter of 2004, the Company reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that resulted in a tax benefit of approximately $30 million.

Based upon the terms of the tax allocation agreement between the members of the consolidated tax return group, the Company believes it is more likely than not that the deferred tax asset will be realized. At December 31, 2004, there are available low-income housing credit carryforwards, foreign tax credit carryforwards and alternative minimum tax credit carryforwards of $59.4 million, $7.4 million and $0.5 million, respectively. The alternative minimum tax credit carryforward has no expiration date, the low-income housing credit carryforward will expire beginning in 2018 and the foreign tax credit carryforward will expire beginning in 2013. Approximately $6 million of the tax credit carryforwards are subject to an intercompany tax allocation agreement which requires the company to utilize such credits on a separate tax return basis. At December 31, 2004, the Company has net operating loss carryforwards of $98.9 million, which begin to expire in 2016.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

11. PENSION PLANS

DEFINED BENEFIT PLANS

Prior to 2005, AFC provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees, who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As of January 1, 2005, the defined benefit pension plans were frozen and the Company enhanced its defined contribution 401(k) plan. No further cash balance allocations will be credited for plan years beginning on or after January 1, 2005. In addition, grandfathered benefits are frozen at January 1, 2005 levels with an annual transition pension adjustment calculated at an interest rate equal to 5% per year, up to 35 years of completed service, and 3% thereafter. As a result of these actions, the Company recognized a curtailment gain of $1.0 million in 2004. The changes to the 401(k) plan are discussed in detail below.

ASSUMPTIONS

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

The Company utilizes a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations are as follows:

DECEMBER 31                                     2004          2003         2002
---------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                    5.63%        5.875%         6.25%

Rate of compensation                               NA          4.00%         4.00%
Cash balance allocation (1)                        NA          5.00%         3.00%
Cash balance interest                            5.00%         5.00%         6.00%

(1) As a result of the aforementioned decision to freeze the defined benefit plans, pension benefit obligations will not be affected by future compensation increases and there will be no further cash balance allocations.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company utilizes a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

FOR THE YEARS ENDED  DECEMBER 31,               2004          2003          2002
---------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                    5.875%        6.25%         6.875%
Expected return on plan assets                   8.50%         8.50%         9.50%
Rate of compensation increase                    4.00%         4.00%         4.00%
Cash balance allocation                          5.50%         5.00%         3.00%
Cash balance interest crediting rate             5.00%         6.00%         7.00%

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean returns downward to reflect this expectation. Also, the Company decreased its fixed income mean return from historical levels based on its expectation of modest increases in interest rates, slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2003, resulting in an expected rate of return on plan assets for 2004 of 8.50%.

PLAN ASSETS

The Company utilizes a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as managing expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company has determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds. The target allocations and actual invested asset allocations for 2004 and 2003 for the Company's plan assets are as follows:

                                                  TARGET
DECEMBER 31,                                      LEVELS         2004         2003
--------------------------------------------------------------------------------------
Equity securities:
Domestic                                                47%        41.91%        43.35%
International                                           20%        20.42%        20.19%
AFC Common Stock                                         5%         7.88%         7.41%
                                                ----------    ----------    ----------
Total equity securities                                 72%        70.21%        70.95%
                                                ----------    ----------    ----------
Fixed maturities                                        26%        29.38%        28.73%
Money market funds                                       2%         0.41%         0.32%
                                                ----------    ----------    ----------
Total fixed maturities and money market                 28%        29.79%        29.05%
                                                ----------    ----------    ----------
Total assets                                           100%       100.00%       100.00%
                                                ==========    ==========    ==========

During the fourth quarter of 2003, a portion of the plan assets were transferred from separate investment accounts of FAFLIC to non-affiliated commingled pools. At December 31, 2004 and 2003, approximately 67% and 66% respectively, of plan assets were invested in these commingled pools. Prior to 2003, plan assets were invested primarily in various separate accounts and the general account of FAFLIC. Equity securities include 796,462 shares of AFC common stock at December 31, 2004 and 2003 with a market value of $26.1 million and $24.5 million, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligations and the fair value of plan assets. At December 31, 2004 and 2003, the projected benefit obligations exceeded the plans' assets. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. At December 31, 2004 and 2003, the Company had $48.0 million and $40.9 million in accumulated other comprehensive income related to its minimum pension liability. As such, during 2004 the Company recorded an increase in the minimum pension liability of $7.1 million, while in 2003, the Company recorded a decrease of $26.8 million. These changes in the liability are primarily the result of fluctuations in the market value of assets held by the plan due to general shifts in the equity market, as well as changes in plan assumptions.

DECEMBER 31                                                   2004            2003
--------------------------------------------------------------------------------------
(IN MILLIONS)
Accumulated benefit obligation                            $      559.7    $      512.3
                                                          ----------------------------
Change in benefit obligation:
Projected benefit obligation, beginning of year           $      522.5    $      525.4
Service cost - benefits earned during the year                    11.1            11.8
Interest cost                                                     31.2            30.4
Actuarial losses (gains)                                          28.4           (14.0)
Benefits paid                                                    (33.5)          (31.1)
                                                          ----------------------------
Projected benefit obligation, end of year                        559.7           522.5
                                                          ----------------------------

Change in plan assets:
Fair value of plan assets, beginning of year                     330.7           269.0
Actual return on plan assets                                      28.9            64.5
Company contribution                                               5.8            28.3
Benefits paid                                                    (33.5)          (31.1)
                                                          ----------------------------
Fair value of plan assets, end of year                           331.9           330.7
                                                          ----------------------------

Funded status of the plan                                       (227.8)         (191.8)
Unrecognized transition obligation                               (10.5)          (12.8)
Unamortized prior service cost                                    (0.1)           (8.3)
Unrecognized net actuarial losses                                138.7           137.4
Additional minimum pension liability                            (129.4)         (112.8)
                                                          ----------------------------
Net pension liability                                     $     (229.1)   $     (188.3)
                                                          ----------------------------

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $1.9 million and $3.3 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization. In addition to the net pension liability, the Company recorded $0.6 million in intangible assets related to its non-qualified plans in 2003. There were no intangible assets as of December 31, 2004.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                                2004            2003            2002
---------------------------------------------------------------------------------------------------------------------
Service cost - benefits earned during the year                           $       11.1    $       11.8    $       11.1
Interest cost                                                                    31.2            30.4            32.6
Expected return on plan assets                                                  (27.0)          (22.4)          (33.4)
Recognized net actuarial loss                                                    21.5            28.9            11.3
Amortization of transition asset                                                 (2.2)           (2.2)           (2.2)
Amortization of prior service cost                                               (2.9)           (3.0)           (2.6)
Curtailment (gain) loss and special termination benefits                         (1.0)            0.7             5.4
                                                                         --------------------------------------------
Net periodic pension cost                                                $       30.7    $       44.2    $       22.2
                                                                         ============================================

The curtailment gain in 2004 is due to the aforementioned decision to freeze the defined benefit pension plans and primarily reflects the elimination of unrecognized prior service cost. The curtailment loss in 2003 of $0.7 million is the result of the Life Companies VeraVest restructuring effort in the fourth quarter of 2003 (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for those home office participants terminated as a result of the VeraVest restructuring. The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the 2002 Life Companies restructuring (see Note 3 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the 2002 Life Companies restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net periodic pension cost over five years.

CONTRIBUTIONS

The Company is required to contribute $0.9 million to its qualified pension plan in 2005 in order to fund its minimum obligation in accordance with ERISA. In addition, the Company expects to contribute $1.9 million to its non-qualified pension plans to fund 2005 benefit payments. At this time, no discretionary contributions are expected to be made to the plans in 2005.

BENEFIT PAYMENTS

  The Company estimates that benefit payments over the next 10 years will be as follows:

                                                                                                          2010-
(IN MILLIONS)                            2005         2006         2007         2008         2009         2014
-----------------------------------------------------------------------------------------------------------------
Qualified pension plan                $     27.9   $     28.4   $     30.2   $     31.2   $     31.3   $    182.1
Non-qualified pension plan            $      1.9   $      2.1   $      2.2   $      2.4   $      2.3   $     11.4

The benefit payments are based on the same assumptions used to measure the Company's benefit obligations at the end of 2004.

DEFINED CONTRIBUTION PLANS

In addition to the defined benefit plans, AFC provides a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2004, 2003 and 2002, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.2 million, $5.4 million, and $5.0 million in 2004, 2003 and 2002, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Effective January 1, 2005, coincident with the aforementioned decision to freeze the defined benefit plans, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. Additionally, the Company will make an annual contribution to employees' accounts which is equal to 3% of the employee's compensation. This annual contribution will be made regardless of whether the employee contributes to the plan, as long as the employee is employed on the last day of the year.

In addition, the Company also has a defined contribution plan for substantially all of its former Life Companies agents. The Company recognized expenses in 2003 and 2002 of $1.1 million and $3.1 million, respectively, related to this plan. There was no expense recognized in 2004 related to this plan. The termination of all agent contracts as of December 31, 2002 pursuant to the Life Companies restructuring (see Note 3 - Significant Transactions) resulted in a decrease in the expense in 2003. There will be no future agent or employer contributions to this plan.

12. OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The Company ceased its distribution of proprietary life and annuity products in 2002 (see Note 14 - Segment Information) and terminated all life insurance and annuity agent contracts as of December 31, 2002. The population of agents receiving postretirement benefits was frozen as of this date. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act") was enacted. The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. The Company adopted the provisions of the Act effective July 1, 2004. The Company determined that its benefits were at least actuarially equivalent to those provided by Medicare, therefore, the Company recognized a reduction in its accumulated postretirement benefit obligation of $2.9 million in 2004. Additionally, the Company reduced its net periodic postretirement benefit cost for the period by $0.1 million as a result of implementing the provisions of the Act.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

OBLIGATION AND FUNDED STATUS
The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31                                                            2004          2003
--------------------------------------------------------------------------------------------
(IN MILLIONS)
Change in benefit obligation:

Accumulated postretirement benefit obligation,
  beginning of year                                                 $     78.9    $     75.9

Service cost                                                               1.3           1.4

Interest cost                                                              4.2           4.9

Actuarial losses                                                           1.0          10.7

Plan amendments                                                          (12.3)         (9.6)

Benefits paid                                                             (4.1)         (4.4)
                                                                    ------------------------
Accumulated postretirement benefit obligation, end of year                69.0          78.9
                                                                    ------------------------
Fair value of plan assets, end of year                                       -             -
                                                                    ------------------------
Funded status of plan                                                    (69.0)        (78.9)

Unamortized prior service cost                                           (19.6)        (10.5)

Unrecognized net actuarial losses                                          5.1           4.5
                                                                    ------------------------
Accumulated postretirement benefit costs                            $    (83.5)   $    (84.9)
                                                                    ------------------------

Plan amendments in 2004 and 2003 resulted in a benefit of $12.3 million and $9.6 million, respectively. The amendments reflect net increases in certain home office and agent retiree contributions, deductibles and co-payments, thereby lowering plan costs. In addition, the 2004 plan amendments include the implementation of a cap on future medical and drug claims for plan participants under the age of 65.

The Company estimates that benefit payments over the next 10 years will be as follows:

     FOR THE YEARS ENDED DECEMBER 31,
     ---------------------------------------------------------------------------------------
     (IN MILLIONS)
     2005                                                                         $      4.0
     2006                                                                                3.8
     2007                                                                                3.9
     2008                                                                                3.9
     2009                                                                                4.0
     2010-2014                                                                          21.2

The benefit payments are based on the same assumptions used to measure the Company's benefit obligation at the end of 2004 and reflect benefits attributable to estimated future service.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS
The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                        2004          2003         2002
-------------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost                                         $      1.3    $      1.4    $      2.2
Interest cost                                               4.2           4.9           5.0
Recognized net actuarial (gain) loss                       (3.2)          0.2          (0.3)
Amortization of prior service cost                          0.4          (1.9)         (2.2)
Curtailment gain and special termination benefits             -             -          (6.8)
                                                     --------------------------------------
Net periodic postretirement cost (benefit)           $      2.7    $      4.6    $     (2.1)
-------------------------------------------------------------------------------------------

The Company allocated approximately $1.4 million, $2.9 million and $(1.3) million of the net periodic postretirement cost (benefit) to its affiliated companies in 2004, 2003, and 2002 respectively.

As a result of the Life Companies restructuring in 2002 (see Note 3 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $0.9 million and $1.7 million in 2004 and 2003, respectively, which reflects fair value, net of applicable amortization.

ASSUMPTIONS

The Company utilizes a December 31 measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs are as follows:

FOR THE YEARS ENDED DECEMBER 31                               2004         2003
----------------------------------------------------------------------------------
Postretirement benefit obligations discount rate               5.63%         5.875%
Postretirement benefit cost discount rate                      5.875%        6.25%

Assumed health care cost trend rates are as follows:

DECEMBER 31                                                    2004         2003
----------------------------------------------------------------------------------
Health care cost trend rate assumed for next year                 10%           10%
Rate to which the cost trend is assumed to decline
         (ultimate trend rate)                                     5%            5%
Year the rate reaches the ultimate trend rate                   2012          2012

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                     1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                          INCREASE             DECREASE
--------------------------------------------------------------------------------------------
(IN MILLIONS)
Effect on total of service and interest cost              $   0.3             $   (0.2)
  during
Effect on accumulated postretirement benefit
  at December 31, 2004                                    $   2.0             $   (1.7)

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

13. DIVIDEND RESTRICTIONS

Massachusetts have enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Commissioner of Insurance to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $123.2 million at December 31, 2004. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $581.9 million at December 31, 2004 for AFLIAC. The Company Action Level is the first level in which the Massachusetts Commissioner of Insurance would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. In the fourth quarters of 2004 and 2003, with permission from the Massachusetts Commissioner of Insurance, AFLIAC declared a return of capital of $75.0 million and a dividend of $25.0 million, respectively, to its parent, AFC. No dividends were declared by AFLIAC or FAFLIC to their parent in 2002, and neither company can pay dividends to their parent without prior approval from the Massachusetts Commissioner of Insurance.

14. SEGMENT INFORMATION

The Company offers financial products and services and conducts business in one operating segment, The Life Companies. To the extent a company has multiple operating segments, which the Company did prior to 2004, Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, requires the disclosure of the separate financial information of each segment presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Life Companies segment consists of the former Allmerica Financial Services segment, the GIC business (formerly part of the Asset Management segment) and the discontinued group life and health business, including group life and health voluntary pools (the former Corporate Risk Management Services segment). The Life Companies segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, GICs, and certain group retirement products. During 2003, the Company managed this existing life insurance business and also operated an independent broker/dealer business, which distributed third party investment and insurance products. In the fourth quarter of 2003, the Company announced the cessation of the retail business of its independent broker/dealer. In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as the Company's GIC products. GICs are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The assets and liabilities of the Company's discontinued group life and health business were previously reported in the Property and Casualty segment. In addition, during 2004, we allocated corporate overhead costs that were previously reported in the Company's former Corporate segment to the four operating segments.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

15. LEASE COMMITMENTS

Rental expenses for operating leases amounted to $0.5 million and $9.7 million in 2004 and 2003, respectively. These expenses relate primarily to building leases of the Company.

In 2003, the Company ceased operations of its retail broker/dealer operations (see Note 3 - Significant Transactions). As a result, the Company recognized certain additional rental expenses as restructuring costs. Such amounts were $13.8 million in 2003, which reflects the present value of the future minimum lease payments, as well as $7.4 million of estimated sublease rental income. In 2004, the Company recognized an additional $0.4 million of these lease expenses as restructuring costs.

At December 31, 2004, future minimum rental payments under non-cancelable operating leases, including those related to the Company's restructuring activities, were approximately $21.1 million, payable as follows: 2005 - $8.2 million; 2006 - $6.1 million; 2007 - $3.8 million; 2008 - $2.3; and $0.7 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment.

16. REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business (see Note 3 - Significant Transactions). Reinsurance recoverables related to this agreement were $571.0 million and $625.3 million at December 31, 2004 and 2003, respectively. This balance represents approximately 57.9% and 60.1% of the Company's reinsurance recoverables at December 31, 2004 and 2003, respectively.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

   The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31
   (IN MILLIONS)                                               2004           2003          2002
   ------------------------------------------------------------------------------------------------
   Life and accident and health insurance premiums:
        Direct                                               $     80.2    $     81.2    $     84.2
        Assumed                                                     0.5           0.5           0.6
        Ceded                                                     (41.2)        (39.8)        (36.7)
                                                             --------------------------------------
   Net premiums                                              $     39.5    $     41.9    $     48.1
                                                             ======================================

   Life and accident and health insurance and other
     individual policy benefits, claims, losses and loss
     adjustment expenses:
        Direct                                               $    294.3    $    347.5    $    551.9
        Assumed                                                    (1.2)         (1.5)         (4.0)
        Ceded                                                     (62.0)        (80.8)        (62.3)
                                                             --------------------------------------
   Net policy benefits, claims, losses and loss
     adjustment expenses                                     $    231.1    $    265.2    $    485.6
                                                             --------------------------------------

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

  FOR THE YEARS ENDED DECEMBER 31
  (IN MILLIONS)                                                2004           2003          2002
  -------------------------------------------------------------------------------------------------
  Balance at beginning of year                               $    894.6    $  1,030.1    $  1,588.4
  Acquisition expenses deferred                                     2.8          10.3         269.2
  Amortized to expense during the year                            (94.8)       (140.6)       (496.9)
  Adoption of SOP 03-1                                            (93.0)            -             -
  Impairment of DAC asset related to annuity business              (7.1)         (4.5)       (159.0)
  Amortization related to sale of universal life
     insurance business                                               -             -        (155.9)
  Adjustment to equity during the year                             (8.4)         (0.7)        (15.7)
                                                             ---------------------------------------
  Balance at end of year                                     $    694.1    $    894.6    $  1,030.1
                                                             =======================================

The Company adopted SOP 03-1 effective January 1, 2004. Upon adoption, the Company reclassified the balance of capitalized sales inducements that were previously included in DAC to other assets. The balance of capitalized sales inducements at January 1, 2004 was $89.7 million. SOP 03-1 also required that estimated gross profits used to calculate the amortization of DAC be adjusted to reflect increases in the guaranteed minimum benefit reserves. This resulted in a $3.3 million reduction in the DAC asset in 2004. For further discussion of the adoption of SOP 03-1, see Note 3, Adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS.

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. During 2004, 2003 and 2002, the Company determined that the DAC asset related to certain distribution channels for the annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $7.1 million, $4.5 million and $159.0 million, respectively, related to these items. Additionally, the Company ceased all new sales of proprietary variable annuities and life insurance products. Also, in 2002, the Company recognized a permanent impairment related to the universal life DAC asset of $155.9 million due to the sale of that business.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSE

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $440.9 million, $437.3 million and $434.8 million at December 31, 2004, 2003 and 2002, respectively. Reinsurance recoverables related to this business were $325.1 million, $322.4 million and $329.3 million in 2004, 2003 and 2002, respectively.

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION
On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP v. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums aggregating $5 million. Plaintiffs, who AFLIAC subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. The Company filed a motion for reconsideration and clarification of the court's partial summary judgment opinion, which was denied on April 8, 2004.

On May 19, 2004, plaintiffs filed a Brief Statement of Damages in which, without quantifying their damage claim, they outlined a claim for (i) amounts totaling $150,000 for surrender charges imposed on the partial surrender by plaintiffs of the annuity contracts, (ii) loss of trading profits they expected over the remaining term of each annuity contract, and (iii) lost trading profits resulting from AFLIAC's alleged refusal to process five specific transfers in 2002 because of trading restrictions imposed on market timers. With respect to the lost profits, plaintiffs claim that pursuant to their trading strategy of transferring money from money market accounts to international equity accounts and back again to money market accounts, they have been able to consistently obtain relatively risk free returns of between 35% to 40% annually. Plaintiffs claim that they would have been able to continue to maintain such returns on the account values of their annuity contracts over the remaining terms of the annuity contracts (which are based in part on the lives of the named annuitants). The aggregate account value of plaintiffs' annuities was approximately $12.8 million in December 2001.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

The Company intends to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. Further, in the Company's view, these purported lost profits would not have been earned because of various actions taken by the Company, the investment management industry and regulators, to defer or eliminate market timing, including the implementation of "fair value" pricing.

The monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the Company's financial position. However, in the Company's judgment, the outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period. The date for the damage phase of the litigation has been postponed and a new date has not yet been set.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business and is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include inquiries relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. In the Company's opinion, based on the advice of legal counsel, the ultimate resolutions of such proceedings will not have a material effect on the Company's consolidated financial position, although they could have a material effect on the results of operations for a particular quarter or annual period.

20. RELATED PARTY TRANSACTIONS

AFLIAC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. Amounts charged by AFLIAC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $167.5 million, $160.0 million and $350.6 million in 2004, 2003 and 2002 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $32.0 million and $20.5 million at December 31, 2004 and 2003, respectively.

In accordance with the above agreement, AFLIAC has allocated an increase of $9.5 million of the minimum pension liability as of December 31, 2004 and allocated a decrease of $46.2 million of the minimum pension liability as of December 31, 2003. AFLIAC allocated an increase of $76.0 million of the minimum pension liability as of December 31, 2002.

In December 2004, the Company declared a return of capital of $75.0 million to its parent, AFC. In January 2005 the Company distributed the return of capital, consisting of $74.9 million of securities and $0.1 million of cash.

In December 2003, the Company paid a dividend of $25.0 million to its parent, AFC, consisting of $24.8 million of securities and $0.2 million of cash.

In December 2002, the Company's parent, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

In June 2002, the Company's parent, AFC, declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In March 2002, the Company's parent, AFC, declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net income (loss) and surplus are as follows:

                                                     UNAUDITED
                                                        2004         2003         2002
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net Income (Loss) - Combined
  Life and Health Companies                               204.6          9.0       (296.0)
Statutory Shareholders' Surplus - Combined
  Life and Health Companies                               555.6        495.6        427.1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contract Owners of Separate
Account VA-K of Allmerica Financial Life Insurance and
Annuity Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
April 4, 2005

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                                                                  DELAWARE        DELAWARE
                                                                                 DELAWARE           VIP              VIP
                                                                                   VIP            CAPITAL           CASH
                                                                                 BALANCED         RESERVES         RESERVE
                                                                              --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $   42,693,317   $   24,356,486   $   28,037,599
Investment income receivable ..............................................                -           22,834           11,554
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Total assets ..........................................................       42,693,317       24,379,320       28,049,153

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................           16,358            6,060                8
                                                                              --------------   --------------   --------------
    Net assets ............................................................   $   42,676,959   $   24,373,260   $   28,049,145
                                                                              ==============   ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $   42,676,959   $   24,373,260   $   28,049,145
                                                                              ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $   50,016,678   $   24,068,461   $   28,037,599
Underlying Fund shares held ...............................................        3,195,608        2,450,351       28,037,599

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004 ....................................       22,624,429       13,987,644       21,315,026
  Net asset value per unit, December 31, 2004 .............................   $     1.886322   $     1.742485   $     1.315933

                                                                                 DELAWARE         DELAWARE
                                                                                    VIP             VIP
                                                                                 EMERGING          GLOBAL
                                                                                  MARKETS           BOND
                                                                              --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $    9,208,820   $    7,850,571
Investment income receivable ..............................................                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Total assets ..........................................................        9,208,820        7,850,571

LIABILITIES:

Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Net assets ............................................................   $    9,208,820   $    7,850,571
                                                                              ==============   ==============


Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $    9,208,820   $    7,850,571
                                                                              ==============   ==============


Investments in shares of the Underlying Funds, at cost ....................   $    5,332,024   $    6,593,329
Underlying Fund shares held ...............................................          635,091          578,951


Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004 ....................................        5,991,732        4,429,750
  Net asset value per unit, December 31, 2004 .............................   $     1.536921   $     1.772238

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                                                   DELAWARE
                                                                                 DELAWARE         DELAWARE            VIP
                                                                                    VIP              VIP         INTERNATIONAL
                                                                                  GROWTH            HIGH            VALUE
                                                                               OPPORTUNITIES        YIELD           EQUITY
                                                                              --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $   53,987,532   $   25,642,683   $   38,005,225
Investment income receivable ..............................................                -                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Total assets ..........................................................       53,987,532       25,642,683       38,005,225

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................              745                -              322
                                                                              --------------   --------------   --------------
    Net assets ............................................................   $   53,986,787   $   25,642,683   $   38,004,903
                                                                              ==============   ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $   53,986,787   $   25,642,683   $   38,004,903
                                                                              ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $   59,930,879   $   28,821,038   $   28,177,821
Underlying Fund shares held ...............................................        3,382,677        4,196,838        2,048,799

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................       18,320,354       14,896,749       14,786,042
  Net asset value per unit, December 31, 2004 .............................   $     2.946820   $     1.721361   $     2.570323

                                                                                                  DELAWARE
                                                                                 DELAWARE            VIP
                                                                                    VIP            SELECT
                                                                                   REIT            GROWTH
                                                                              --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $   10,708,007   $   19,991,814
Investment income receivable ..............................................                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Total assets ..........................................................       10,708,007       19,991,814

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Net assets ............................................................   $   10,708,007   $   19,991,814
                                                                              ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $   10,708,007   $   19,991,814
                                                                              ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $    6,774,076   $   27,189,938
Underlying Fund shares held ...............................................          561,216        2,363,099

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................        5,051,399       25,156,587
  Net asset value per unit, December 31, 2004 .............................   $     2.119810   $     0.794695

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                 DELAWARE
                                                                                    VIP           DELAWARE        DELAWARE
                                                                                   SMALL            VIP              VIP
                                                                                 CAP VALUE         TREND         U.S. GROWTH
                                                                              --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $   53,763,439   $   55,186,413   $    9,548,314
Investment income receivable ..............................................                -                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -              109                -
                                                                              --------------   --------------   --------------
    Total assets ..........................................................       53,763,439       55,186,522        9,548,314

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Net assets ............................................................   $   53,763,439   $   55,186,522   $    9,548,314
                                                                              ==============   ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $   53,763,439   $   55,186,522   $    9,548,314
                                                                              ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $   31,294,247   $   52,683,768   $   13,128,120
Underlying Fund shares held ...............................................        1,765,630        1,795,848        1,397,996

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................       15,825,954       18,024,002       14,803,084
  Net asset value per unit, December 31, 2004 .............................   $     3.397169   $     3.061835   $     0.645022

                                                                                                     AIM
                                                                                 DELAWARE            V.I.
                                                                                    VIP            GROWTH
                                                                                 VALUE (a)         SERIES I
                                                                              --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $  126,163,740   $    3,921,321
Investment income receivable ..............................................                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Total assets ..........................................................      126,163,740        3,921,321

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................           61,088                -
                                                                              --------------   --------------
    Net assets ............................................................   $  126,102,652   $    3,921,321
                                                                              ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $  126,102,652   $    3,921,321
                                                                              ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $  108,107,769   $    5,576,314
Underlying Fund shares held ...............................................        6,834,439          244,319

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................       41,263,606        8,720,461
  Net asset value per unit, December 31, 2004 .............................   $     3.056026   $     0.449669

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                                    AIM              AIM
                                                                                   AIM              V.I.             V.I.
                                                                                   V.I.        INTERNATIONAL       PREMIER
                                                                                HIGH YIELD        GROWTH            EQUITY
                                                                                 SERIES I        SERIES I          SERIES I
                                                                              --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $    1,890,988   $    4,328,134   $    9,364,389
Investment income receivable ..............................................                -                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Total assets ..........................................................        1,890,988        4,328,134        9,364,389

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Net assets ............................................................   $    1,890,988   $    4,328,134   $    9,364,389
                                                                              ==============   ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $    1,890,988   $    4,328,134   $    9,364,389
                                                                              ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $    1,732,757   $    4,107,555   $   11,630,749
Underlying Fund shares held ...............................................          293,176          218,924          439,643

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................        1,913,566        5,593,885       15,356,845
  Net asset value per unit, December 31, 2004 .............................   $     0.988201   $     0.773726   $     0.609786

                                                                                  ALGER            ALGER
                                                                                 AMERICAN         AMERICAN
                                                                                LEVERAGED          MIDCAP
                                                                                  ALLCAP           GROWTH
                                                                              --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $    5,011,388   $    8,738,888
Investment income receivable ..............................................                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Total assets ..........................................................        5,011,388        8,738,888

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Net assets ............................................................   $    5,011,388   $    8,738,888
                                                                              ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $    5,011,388   $    8,738,888
                                                                              ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $    5,628,413   $    8,582,927
Underlying Fund shares held ...............................................          164,903          420,139

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................        8,754,372        8,839,106
  Net asset value per unit, December 31, 2004 .............................   $     0.572444   $     0.988662

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                                                   ALLIANCE-
                                                                                  ALGER           ALLIANCE-        BERNSTEIN
                                                                                 AMERICAN         BERNSTEIN        GROWTH AND
                                                                                  SMALL            GROWTH           INCOME
                                                                              CAPITALIZATION       CLASS B          CLASS B
                                                                              --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $    1,218,092   $    4,539,375   $   25,832,464
Investment income receivable ..............................................                -                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Total assets ..........................................................        1,218,092        4,539,375       25,832,464

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Net assets ............................................................   $    1,218,092   $    4,539,375   $   25,832,464
                                                                              ==============   ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $    1,218,092   $    4,539,375   $   25,832,464
                                                                              ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $    1,011,860   $    4,975,795   $   23,686,950
Underlying Fund shares held ...............................................           60,123          251,489        1,082,215

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................        1,986,183        6,982,021       22,194,955
  Net asset value per unit, December 31, 2004 .............................   $     0.613283   $     0.650152   $     1.163889

                                                                                 ALLIANCE-
                                                                                 BERNSTEIN        ALLIANCE-
                                                                                  PREMIER         BERNSTEIN
                                                                                  GROWTH         TECHNOLOGY
                                                                                  CLASS B          CLASS B
                                                                              --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $    8,519,275   $    3,900,122
Investment income receivable ..............................................                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Total assets ..........................................................        8,519,275        3,900,122

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -
                                                                              --------------   --------------
    Net assets ............................................................   $    8,519,275   $    3,900,122
                                                                              ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $    8,519,275   $    3,900,122
                                                                              ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $   11,064,692   $    4,020,691
Underlying Fund shares held ...............................................          368,640          258,629

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................       15,025,203        9,738,303
  Net asset value per unit, December 31, 2004 .............................   $     0.566999   $     0.400493

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2004

                                                                                                                    FT VIP
                                                                                 FT VIP            FT VIP         TEMPLETON
                                                                                FRANKLIN        MUTUAL SHARES      FOREIGN
                                                                                SMALL CAP        SECURITIES       SECURITIES
                                                                                 CLASS 2           CLASS 2          CLASS 2
                                                                              --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $    4,113,210   $   11,051,656   $    4,592,357
Investment income receivable ..............................................                -                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Total assets ..........................................................        4,113,210       11,051,656        4,592,357

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Net assets ............................................................   $    4,113,210   $   11,051,656   $    4,592,357
                                                                              ==============   ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $    4,113,210   $   11,051,656   $    4,592,357
                                                                              ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $    3,589,184   $    9,158,349   $    4,210,575
Underlying Fund shares held ...............................................          211,694          664,162          320,025

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................        5,656,385        8,015,794        4,440,183
  Net asset value per unit, December 31, 2004 .............................   $     0.727180   $     1.378735   $     1.034272

                                                                                  FT VIP          PIONEER          PIONEER
                                                                                TEMPLETON         EMERGING         MID CAP
                                                                                  GROWTH          MARKETS           VALUE
                                                                                SECURITIES          VCT              VCT
                                                                                  CLASS 2         CLASS II         CLASS II
                                                                              --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............   $    5,346,299   $    1,969,182   $    8,908,472
Investment income receivable ..............................................                -                -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Total assets ..........................................................        5,346,299        1,969,182        8,908,472

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .......................................................                -                -                -
                                                                              --------------   --------------   --------------
    Net assets ............................................................   $    5,346,299   $    1,969,182   $    8,908,472
                                                                              ==============   ==============   ==============

Net asset distribution by category:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III ..............................................   $    5,346,299   $    1,969,182   $    8,908,472
                                                                              ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................   $    4,488,410   $    1,334,645   $    6,558,086
Underlying Fund shares held ...............................................          416,703           96,861          364,504

Units outstanding and net asset value per unit:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II and
  Delaware Medallion III:
  Units outstanding, December 31, 2004  ...................................        4,386,476        1,798,732        5,341,592
  Net asset value per unit, December 31, 2004 .............................   $     1.218814   $     1.094761   $     1.667756

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                    DELAWARE           DELAWARE
                                                                                DELAWARE               VIP               VIP
                                                                                  VIP                CAPITAL             CASH
                                                                                BALANCED            RESERVES            RESERVE
                                                                              ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $       995,428    $     1,233,375    $       279,541
                                                                              ---------------    ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................           573,369            352,979            428,327
  Administrative expense fees .............................................            68,804             42,357             51,399
                                                                              ---------------    ---------------    ---------------
    Total expenses ........................................................           642,173            395,336            479,726
                                                                              ---------------    ---------------    ---------------

    Net investment income (loss) ..........................................           353,255            838,039           (200,185)
                                                                              ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -                  -
  Net realized gain (loss) from sales of investments ......................        (2,412,924)           159,768                  -
                                                                              ---------------    ---------------    ---------------
    Net realized gain (loss) ..............................................        (2,412,924)           159,768                  -
  Change in unrealized gain (loss) ........................................         3,887,768           (393,815)                 -
                                                                              ---------------    ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................         1,474,844           (234,047)                 -
                                                                              ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $     1,828,099    $       603,992    $      (200,185)
                                                                              ===============    ===============    ===============

                                                                                 DELAWARE           DELAWARE
                                                                                   VIP                 VIP
                                                                                 EMERGING            GLOBAL
                                                                                  MARKETS             BOND
                                                                              ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $       246,516    $     1,012,982
                                                                              ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................           102,979             99,535
  Administrative expense fees .............................................            12,357             11,945
                                                                              ---------------    ---------------
    Total expenses ........................................................           115,336            111,480
                                                                              ---------------    ---------------

    Net investment income (loss) ..........................................           131,180            901,502
                                                                              ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -            159,251
  Net realized gain (loss) from sales of investments ......................           834,515            298,588
                                                                              ---------------    ---------------
    Net realized gain (loss) ..............................................           834,515            457,839
  Change in unrealized gain (loss) ........................................         1,284,023           (553,414)
                                                                              ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................         2,118,538            (95,575)
                                                                              ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $     2,249,718    $       805,927
                                                                              ===============    ===============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                       DELAWARE
                                                                                 DELAWARE           DELAWARE              VIP
                                                                                    VIP               VIP            INTERNATIONAL
                                                                                  GROWTH              HIGH               VALUE
                                                                               OPPORTUNITIES         YIELD               EQUITY
                                                                              ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $             -    $     1,725,952    $     1,029,529
                                                                              ---------------    ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................           691,432            342,142            468,379
  Administrative expense fees .............................................            82,972             41,058             56,205
                                                                              ---------------    ---------------    ---------------
    Total expenses ........................................................           774,404            383,200            524,584
                                                                              ---------------    ---------------    ---------------

    Net investment income (loss) ..........................................          (774,404)         1,342,752            504,945
                                                                              ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -                  -
  Net realized gain (loss) from sales of investments ......................        (3,499,518)        (2,248,538)         1,506,280
                                                                              ---------------    ---------------    ---------------
    Net realized gain (loss) ..............................................        (3,499,518)        (2,248,538)         1,506,280
  Change in unrealized gain (loss) ........................................         9,645,528          4,075,987          4,702,541
                                                                              ---------------    ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................         6,146,010          1,827,449          6,208,821
                                                                              ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $     5,371,606    $     3,170,201    $     6,713,766
                                                                              ===============    ===============    ===============

                                                                                                    DELAWARE
                                                                                  DELAWARE            VIP
                                                                                    VIP              SELECT
                                                                                   REIT              GROWTH
                                                                              ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $       197,395    $             -
                                                                              ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................           117,783            253,686
  Administrative expense fees .............................................            14,134             30,442
                                                                              ---------------    ---------------
    Total expenses ........................................................           131,917            284,128
                                                                              ---------------    ---------------

    Net investment income (loss) ..........................................            65,478           (284,128)
                                                                              ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................           204,529                  -
  Net realized gain (loss) from sales of investments ......................           598,171         (2,190,191)
                                                                              ---------------    ---------------
    Net realized gain (loss) ..............................................           802,700         (2,190,191)
  Change in unrealized gain (loss) ........................................         1,585,252          3,762,709
                                                                              ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................         2,387,952          1,572,518
                                                                              ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $     2,453,430    $     1,288,390
                                                                              ===============    ===============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                 DELAWARE
                                                                                    VIP             DELAWARE           DELAWARE
                                                                                   SMALL               VIP                VIP
                                                                                 CAP VALUE            TREND           U.S. GROWTH
                                                                              ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $       112,184    $             -    $        13,192
                                                                              ---------------    ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................           667,876            721,363            126,315
  Administrative expense fees .............................................            80,146             86,564             15,158
                                                                              ---------------    ---------------    ---------------
    Total expenses ........................................................           748,022            807,927            141,473
                                                                              ---------------    ---------------    ---------------

    Net investment income (loss) ..........................................          (635,838)          (807,927)          (128,281)
                                                                              ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................         1,119,721                  -                  -
  Net realized gain (loss) from sales of investments ......................         5,403,700           (502,197)        (1,057,514)
                                                                              ---------------    ---------------    ---------------
    Net realized gain (loss)  .............................................         6,523,421           (502,197)        (1,057,514)
  Change in unrealized gain (loss) ........................................         3,553,410          7,146,374          1,298,760
                                                                              ---------------    ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................        10,076,831          6,644,177            241,246
                                                                              ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $     9,440,993    $     5,836,250    $       112,965
                                                                              ===============    ===============    ===============

                                                                                                      AIM
                                                                                 DELAWARE             V.I.
                                                                                    VIP              GROWTH
                                                                                 VALUE (a)          SERIES I
                                                                              ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $     2,171,328    $             -
                                                                              ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................         1,635,760             50,727
  Administrative expense fees .............................................           196,291              6,088
                                                                              ---------------    ---------------
    Total expenses ........................................................         1,832,051             56,815
                                                                              ---------------    ---------------

    Net investment income (loss) ..........................................           339,277            (56,815)
                                                                              ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -
  Net realized gain (loss) from sales of investments ......................         1,884,108           (488,286)
                                                                              ---------------    ---------------
    Net realized gain (loss)  .............................................         1,884,108           (488,286)
  Change in unrealized gain (loss) ........................................        13,580,840            798,566
                                                                              ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................        15,464,948            310,280
                                                                              ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $    15,804,225    $       253,465
                                                                              ===============    ===============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                       AIM                AIM
                                                                                    AIM                V.I.               V.I.
                                                                                    V.I.          INTERNATIONAL         PREMIER
                                                                                 HIGH YIELD           GROWTH             EQUITY
                                                                                  SERIES I           SERIES I           SERIES I
                                                                              ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $        54,609    $        25,180    $        42,611
                                                                              ---------------    ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................            26,798             49,909            128,065
  Administrative expense fees .............................................             3,216              5,989             15,367
                                                                              ---------------    ---------------    ---------------
    Total expenses ........................................................            30,014             55,898            143,432
                                                                              ---------------    ---------------    ---------------

    Net investment income (loss) ..........................................            24,595            (30,718)          (100,821)
                                                                              ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -                  -
  Net realized gain (loss) from sales of investments ......................            51,811            (71,928)          (956,019)
                                                                              ---------------    ---------------    ---------------
    Net realized gain (loss)  .............................................            51,811            (71,928)          (956,019)
  Change in unrealized gain (loss) ........................................            85,981            901,868          1,417,914
                                                                              ---------------    ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................           137,792            829,940            461,895
                                                                              ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $       162,387    $       799,222    $       361,074
                                                                              ===============    ===============    ===============


                                                                                   ALGER             ALGER
                                                                                 AMERICAN           AMERICAN
                                                                                 LEVERAGED           MIDCAP
                                                                                   ALLCAP            GROWTH
                                                                              ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $             -    $             -
                                                                              ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................            61,513            102,952
  Administrative expense fees .............................................             7,382             12,355
                                                                              ---------------    ---------------
    Total expenses ........................................................            68,895            115,307
                                                                              ---------------    ---------------

    Net investment income (loss) ..........................................           (68,895)          (115,307)
                                                                              ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -
  Net realized gain (loss) from sales of investments ......................          (221,070)          (160,677)
                                                                              ---------------    ---------------
    Net realized gain (loss)  .............................................          (221,070)          (160,677)
  Change in unrealized gain (loss) ........................................           598,946          1,205,075
                                                                              ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................           377,876          1,044,398
                                                                              ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $       308,981    $       929,091
                                                                              ===============    ===============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                       ALLIANCE-
                                                                                   ALGER            ALLIANCE-          BERNSTEIN
                                                                                  AMERICAN          BERNSTEIN         GROWTH AND
                                                                                   SMALL             GROWTH             INCOME
                                                                               CAPITALIZATION        CLASS B            CLASS B
                                                                              ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $             -    $             -    $       193,604
                                                                              ---------------    ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................            14,808             50,542            327,649
  Administrative expense fees .............................................             1,777              6,065             39,318
                                                                              ---------------    ---------------    ---------------
    Total expenses ........................................................            16,585             56,607            366,967
                                                                              ---------------    ---------------    ---------------

    Net investment income (loss) ..........................................           (16,585)           (56,607)          (173,363)
                                                                              ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -                  -
  Net realized gain (loss) from sales of investments ......................            14,447           (120,643)            29,929
                                                                              ---------------    ---------------    ---------------
    Net realized gain (loss)  .............................................            14,447           (120,643)            29,929
  Change in unrealized gain (loss) ........................................           156,039            676,578          2,465,059
                                                                              ---------------    ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................           170,486            555,935          2,494,988
                                                                              ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $       153,901    $       499,328    $     2,321,625
                                                                              ===============    ===============    ===============

                                                                                 ALLIANCE-
                                                                                 BERNSTEIN          ALLIANCE-           FT VIP
                                                                                  PREMIER           BERNSTEIN          FRANKLIN
                                                                                  GROWTH            TECHNOLOGY         SMALL CAP
                                                                                  CLASS B            CLASS B            CLASS 2
                                                                              ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $             -    $             -    $             -
                                                                              ---------------    ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................           112,995             49,259             52,480
  Administrative expense fees .............................................            13,560              5,911              6,298
                                                                              ---------------    ---------------    ---------------
    Total expenses ........................................................           126,555             55,170             58,778
                                                                              ---------------    ---------------    ---------------

    Net investment income (loss) ..........................................          (126,555)           (55,170)           (58,778)
                                                                              ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -                  -
  Net realized gain (loss) from sales of investments ......................        (1,070,716)          (199,052)            68,854
                                                                              ---------------    ---------------    ---------------
    Net realized gain (loss)  .............................................        (1,070,716)          (199,052)            68,854
  Change in unrealized gain (loss) ........................................         1,745,500            354,045            373,679
                                                                              ---------------    ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................           674,784            154,993            442,533
                                                                              ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $       548,229    $        99,823    $       383,755
                                                                              ===============    ===============    ===============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     FT VIP             FT VIP
                                                                                  FT VIP            TEMPLETON          TEMPLETON
                                                                               MUTUAL SHARES         FOREIGN             GROWTH
                                                                                SECURITIES          SECURITIES         SECURITIES
                                                                                  CLASS 2            CLASS 2            CLASS 2
                                                                              ---------------    ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $        87,210    $        47,041    $        57,687
                                                                              ---------------    ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................           140,212             53,589             61,367
  Administrative expense fees .............................................            16,825              6,430              7,364
                                                                              ---------------    ---------------    ---------------
    Total expenses ........................................................           157,037             60,019             68,731
                                                                              ---------------    ---------------    ---------------

    Net investment income (loss) ..........................................           (69,827)           (12,978)           (11,044)
                                                                              ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -                  -                  -
  Net realized gain (loss) from sales of investments ......................           368,071            (38,871)            92,251
                                                                              ---------------    ---------------    ---------------
    Net realized gain (loss)  .............................................           368,071            (38,871)            92,251
  Change in unrealized gain (loss) ........................................           862,914            722,428            594,467
                                                                              ---------------    ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................         1,230,985            683,557            686,718
                                                                              ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $     1,161,158    $       670,579    $       675,674
                                                                              ===============    ===============    ===============

                                                                                 PIONEER            PIONEER
                                                                                 EMERGING           MID CAP
                                                                                  MARKETS            VALUE
                                                                                    VCT               VCT
                                                                                 CLASS II           CLASS II
                                                                              ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...............................................................   $        12,744    $        21,687
                                                                              ---------------    ---------------

EXPENSES:
Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II
  and Delaware Medallion III:
  Mortality and expense risk fees .........................................            21,341             98,924
  Administrative expense fees .............................................             2,561             11,871
                                                                              ---------------    ---------------
    Total expenses ........................................................            23,902            110,795
                                                                              ---------------    ---------------

    Net investment income (loss) ..........................................           (11,158)           (89,108)
                                                                              ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                 -             75,978
  Net realized gain (loss) from sales of investments ......................            69,003            242,784
                                                                              ---------------    ---------------
    Net realized gain (loss)  .............................................            69,003            318,762
  Change in unrealized gain (loss) ........................................           231,769          1,249,710
                                                                              ---------------    ---------------
    Net realized and unrealized gain (loss) ...............................           300,772          1,568,472
                                                                              ---------------    ---------------
    Net increase (decrease) in net assets from operations .................   $       289,614    $     1,479,364
                                                                              ===============    ===============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        DELAWARE
                                                                      DELAWARE                             VIP
                                                                    VIP BALANCED                     CAPITAL RESERVES
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      353,255   $      815,452   $      838,039   $      954,698
    Net realized gain (loss).............................      (2,412,924)      (4,459,470)         159,768          261,416
    Change in unrealized gain (loss).....................       3,887,768       11,410,486         (393,815)        (100,399)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations       1,828,099        7,766,468          603,992        1,115,715
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          74,941           97,590           31,312          217,145
    Withdrawals..........................................      (7,176,594)      (8,314,529)      (5,777,695)      (7,217,256)
    Contract benefits....................................      (2,401,767)      (2,475,769)      (1,787,756)      (1,919,074)
    Contract charges.....................................         (20,463)         (24,710)         (25,069)         (29,242)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................         111,833        1,723,864       (1,103,690)         797,210
    Other transfers from (to) the General Account........         149,048          (77,653)          (3,867)        (358,290)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (9,263,002)      (9,071,207)      (8,666,765)      (8,509,507)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................      (7,434,903)      (1,304,739)      (8,062,773)      (7,393,792)

  NET ASSETS:
    Beginning of year....................................      50,111,862       51,416,601       32,436,033       39,829,825
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $   42,676,959   $   50,111,862   $   24,373,260   $   32,436,033
                                                           ==============   ==============   ==============   ==============

                                                                      DELAWARE
                                                                        VIP
                                                                    CASH RESERVE
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004             2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $     (200,185)  $     (340,341)
    Net realized gain (loss).............................               -                -
    Change in unrealized gain (loss).....................               -                -
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations        (200,185)        (340,341)
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................         377,342           93,460
    Withdrawals..........................................     (10,702,844)     (24,192,069)
    Contract benefits....................................      (1,889,590)      (1,453,597)
    Contract charges.....................................         (18,929)         (21,645)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................       1,844,363       21,774,035
    Other transfers from (to) the General Account........      (1,485,137)      (2,832,265)
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................     (11,874,795)      (6,632,081)
                                                           --------------   --------------
    Net increase (decrease) in net assets................     (12,074,980)      (6,972,422)

  NET ASSETS:
    Beginning of year....................................      40,124,125       47,096,547
                                                           --------------   --------------
    End of year..........................................  $   28,049,145   $   40,124,125
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                        DELAWARE
                                                                    DELAWARE VIP                           VIP
                                                                  EMERGING MARKETS                     GLOBAL BOND
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      131,180   $       80,403   $      901,502   $       (1,105)
    Net realized gain (loss).............................         834,515          (68,555)         457,839          360,126
    Change in unrealized gain (loss).....................       1,284,023        3,605,382         (553,414)         933,301
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations       2,249,718        3,617,230          805,927        1,292,322
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          40,408           19,071           19,157           78,785
    Withdrawals..........................................      (1,142,735)        (680,280)      (1,359,833)      (1,465,626)
    Contract benefits....................................        (407,680)        (186,070)        (651,746)        (124,958)
    Contract charges.....................................          (6,105)          (6,080)          (7,696)          (7,507)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (174,748)        (351,896)         395,279        2,097,420
    Other transfers from (to) the General Account........         (98,757)         (78,453)        (434,371)         134,400
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (1,789,617)      (1,283,708)      (2,039,210)         712,514
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................         460,101        2,333,522       (1,233,283)       2,004,836

  NET ASSETS:
    Beginning of year....................................       8,748,719        6,415,197        9,083,854        7,079,018
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $    9,208,820   $    8,748,719   $    7,850,571   $    9,083,854
                                                           ==============   ==============   ==============   ==============

                                                                      DELAWARE
                                                                         VIP
                                                                GROWTH OPPORTUNITIES
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004             2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $     (774,404)  $     (810,128)
    Net realized gain (loss).............................      (3,499,518)      (9,430,208)
    Change in unrealized gain (loss).....................       9,645,528       29,130,686
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations       5,371,606       18,890,350
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................         205,200          198,192
    Withdrawals..........................................     (10,203,396)     (10,903,763)
    Contract benefits....................................      (2,609,163)      (2,239,423)
    Contract charges.....................................         (27,590)         (32,557)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (732,486)      (1,503,830)
    Other transfers from (to) the General Account........        (467,634)        (268,784)
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................     (13,835,069)     (14,750,165)
                                                           --------------   --------------
    Net increase (decrease) in net assets................      (8,463,463)       4,140,185

  NET ASSETS:
    Beginning of year....................................      62,450,250       58,310,065
                                                           --------------   --------------
    End of year..........................................  $   53,986,787   $   62,450,250
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                      DELAWARE                       DELAWARE VIP
                                                                         VIP                         INTERNATIONAL
                                                                      HIGH YIELD                      VALUE EQUITY
                                                                YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income(loss)..........................  $    1,342,752   $    1,655,635   $      504,945   $      398,647
    Net realized gain(loss)..............................      (2,248,538)      (3,315,129)       1,506,280         (293,567)
    Change in unrealized gain (loss).....................       4,075,987        8,307,543        4,702,541       12,493,558
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations       3,170,201        6,648,049        6,713,766       12,598,638
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          29,610          174,597           78,693           78,724
    Withdrawals..........................................      (4,686,541)      (5,988,290)      (7,109,613)      (6,481,225)
    Contract benefits....................................      (1,797,780)      (1,195,492)      (1,517,557)      (1,444,931)
    Contract charges.....................................         (13,661)         (14,767)         (16,116)         (17,615)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (908,926)       3,580,392           98,746       (1,282,045)
    Other transfers from (to) the General Account........        (265,738)          33,532         (508,925)        (189,569)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (7,643,036)      (3,410,028)      (8,974,772)      (9,336,661)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................      (4,472,835)       3,238,021       (2,261,006)       3,261,977

  NET ASSETS:
    Beginning of year....................................      30,115,518       26,877,497       40,265,909       37,003,932
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $   25,642,683   $   30,115,518   $   38,004,903   $   40,265,909
                                                           ==============   ==============   ==============   ==============

                                                                      DELAWARE
                                                                      VIP REIT
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004             2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income(loss)..........................  $       65,478   $       94,157
    Net realized gain(loss)..............................         802,700          327,380
    Change in unrealized gain (loss).....................       1,585,252        1,841,710
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations       2,453,430        2,263,247
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          69,075           21,253
    Withdrawals..........................................      (1,150,489)      (1,335,658)
    Contract benefits....................................        (377,658)        (271,662)
    Contract charges.....................................         (11,380)         (10,293)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................         306,702          340,694
    Other transfers from (to) the General Account........          74,088            5,605
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (1,089,662)      (1,250,061)
                                                           --------------   --------------
    Net increase (decrease) in net assets................       1,363,768        1,013,186

  NET ASSETS:
    Beginning of year....................................       9,344,239        8,331,053
                                                           --------------   --------------
    End of year..........................................  $   10,708,007   $    9,344,239
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                     DELAWARE
                                                                         VIP                          DELAWARE VIP
                                                                   SELECT GROWTH                     SMALL CAP VALUE
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $     (284,128)  $     (290,315)  $     (635,838)  $     (521,025)
    Net realized gain (loss).............................      (2,190,191)      (4,537,441)       6,523,421        1,559,827
    Change in unrealized gain (loss).....................       3,762,709       11,382,002        3,553,410       16,471,500
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations       1,288,390        6,554,246        9,440,993       17,510,302
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................         134,379          122,867          137,440          110,398
    Withdrawals..........................................      (2,253,735)      (2,148,561)     (10,749,222)      (8,456,446)
    Contract benefits....................................        (683,910)        (673,579)      (1,981,507)      (2,117,894)
    Contract charges.....................................         (22,574)         (24,448)         (29,179)         (29,286)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (970,656)        (628,467)        (745,504)      (1,020,680)
    Other transfers from (to) the General Account........        (116,469)        (330,172)      (1,110,868)        (289,519)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (3,912,965)      (3,682,360)     (14,478,840)     (11,803,427)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................      (2,624,575)       2,871,886       (5,037,847)       5,706,875

  NET ASSETS:
  Beginning of year......................................      22,616,389       19,744,503       58,801,286       53,094,411
                                                           --------------   --------------   --------------   --------------
  End of year............................................  $   19,991,814   $   22,616,389   $   53,763,439   $   58,801,286
                                                           ==============   ==============   ==============   ==============

                                                                      DELAWARE
                                                                      VIP TREND
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004             2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $     (807,927)  $     (796,984)
    Net realized gain (loss).............................        (502,197)      (4,718,929)
    Change in unrealized gain (loss).....................       7,146,374       21,703,973
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations       5,836,250       16,188,060
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................         226,745          213,753
    Withdrawals..........................................      (8,779,400)      (9,053,811)
    Contract benefits....................................      (2,163,121)      (1,370,957)
    Contract charges.....................................         (38,332)         (40,867)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (845,779)      (1,315,254)
    Other transfers from (to) the General Account........        (714,721)        (308,838)
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................     (12,314,608)     (11,875,974)
                                                           --------------   --------------
    Net increase (decrease) in net assets................      (6,478,358)       4,312,086

  NET ASSETS:
  Beginning of year......................................      61,664,880       57,352,794
                                                           --------------   --------------
  End of year............................................  $   55,186,522   $   61,664,880
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                      DELAWARE                         DELAWARE
                                                                  VIP U.S. GROWTH                    VIP VALUE (a)
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $     (128,281)  $     (118,610)  $      339,277   $      540,911
    Net realized gain (loss).............................      (1,057,514)      (1,429,192)       1,884,108       (5,156,067)
    Change in unrealized gain (loss).....................       1,298,760        3,483,636       13,580,840       35,432,380
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations         112,965        1,935,834       15,804,225       30,817,224
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................         120,507           55,427          269,658          391,495
    Withdrawals..........................................      (1,080,799)      (1,186,005)     (22,029,894)     (20,161,758)
    Contract benefits....................................        (273,537)        (178,877)      (7,078,674)      (5,422,668)
    Contract charges.....................................         (11,470)         (11,089)         (59,234)         (66,733)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (593,651)       1,292,871       (1,001,438)      12,844,313
    Other transfers from (to) the General Account........         (72,993)          91,060         (998,555)      (1,055,863)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (1,911,943)          63,387      (30,898,137)     (13,471,214)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................      (1,798,978)       1,999,221      (15,093,912)      17,346,010

  NET ASSETS:
    Beginning of year....................................      11,347,292        9,348,071      141,196,564      123,850,554
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $    9,548,314   $   11,347,292   $  126,102,652   $  141,196,564
                                                           ==============   ==============   ==============   ==============

                                                                      AIM V.I.
                                                                  GROWTH SERIES I
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004             2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (56,815)  $      (52,543)
    Net realized gain (loss).............................        (488,286)        (677,705)
    Change in unrealized gain (loss).....................         798,566        1,691,933
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations         253,465          961,685
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          25,119           32,760
    Withdrawals..........................................        (366,916)        (302,911)
    Contract benefits....................................         (97,654)         (49,598)
    Contract charges.....................................          (4,440)          (4,338)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................         (93,227)         (12,764)
    Other transfers from (to) the General Account........         (25,052)         110,156
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................        (562,170)        (226,695)
                                                           --------------   --------------
    Net increase (decrease) in net assets................        (308,705)         734,990

  NET ASSETS:
    Beginning of year....................................       4,230,026        3,495,036
                                                           --------------   --------------
    End of year..........................................  $    3,921,321   $    4,230,026
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                       AIM V.I.                         AIM V.I.
                                                                      HIGH YIELD                      INTERNATIONAL
                                                                       SERIES I                      GROWTH SERIES I
                                                                YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $       24,595   $      126,264   $      (30,718)  $      (29,344)
    Net realized gain (loss).............................          51,811          (15,651)         (71,928)        (341,632)
    Change in unrealized gain (loss).....................          85,981          353,408          901,868        1,199,510
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations         162,387          464,021          799,222          828,534
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................           7,904            6,982            3,987            4,734
    Withdrawals..........................................        (341,256)        (393,134)        (340,158)        (332,122)
    Contract benefits....................................         (59,721)         (94,823)         (76,617)        (118,979)
    Contract charges.....................................          (1,427)          (1,351)          (4,033)          (4,025)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................         (97,129)         895,762          135,134         (124,050)
    Other transfers from (to) the General Account........         (99,078)          11,842           (2,567)          47,872
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................        (590,707)         425,278         (284,254)        (526,570)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................        (428,320)         889,299          514,968          301,964

  NET ASSETS:
    Beginning of year....................................       2,319,308        1,430,009        3,813,166        3,511,202
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $    1,890,988   $    2,319,308   $    4,328,134   $    3,813,166
                                                           ==============   ==============   ==============   ==============

                                                                       AIM V.I.
                                                                       PREMIER
                                                                       EQUITY
                                                                      SERIES I
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004             2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $     (100,821)  $     (124,080)
    Net realized gain (loss).............................        (956,019)      (1,509,094)
    Change in unrealized gain (loss).....................       1,417,914        3,960,364
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations         361,074        2,327,190
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          18,838           52,546
    Withdrawals..........................................      (1,061,154)      (1,350,340)
    Contract benefits....................................        (521,105)        (322,434)
    Contract charges.....................................         (16,345)         (17,054)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................      (1,069,829)        (500,813)
    Other transfers from (to) the General Account........        (114,987)          75,094
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (2,764,582)      (2,063,001)
                                                           --------------   --------------
    Net increase (decrease) in net assets................      (2,403,508)         264,189

  NET ASSETS:
    Beginning of year....................................      11,767,897       11,503,708
                                                           --------------   --------------
    End of year..........................................  $    9,364,389   $   11,767,897
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                        ALGER
                                                                      AMERICAN                            ALGER
                                                                      LEVERAGED                         AMERICAN
                                                                       ALLCAP                         MIDCAP GROWTH
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (68,895)  $      (59,329)  $     (115,307)  $      (96,559)
    Net realized gain (loss).............................        (221,070)        (465,743)        (160,677)        (714,090)
    Change in unrealized gain (loss).....................         598,946        1,675,348        1,205,075        3,348,758
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations         308,981        1,150,276          929,091        2,538,109
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................           4,393            6,633           42,498           71,639
    Withdrawals..........................................        (620,732)        (518,284)        (993,707)        (737,695)
    Contract benefits....................................        (182,422)         (97,289)        (346,528)        (149,332)
    Contract charges.....................................          (6,816)          (6,455)         (10,391)          (9,359)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................         417,576          868,236          423,598          842,762
    Other transfers from (to) the General Account........          56,250           39,735           17,132          187,165
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................        (331,751)         292,576         (867,398)         205,180
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................         (22,770)       1,442,852           61,693        2,743,289

  NET ASSETS:
    Beginning of year....................................       5,034,158        3,591,306        8,677,195        5,933,906
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $    5,011,388   $    5,034,158   $    8,738,888   $    8,677,195
                                                           ==============   ==============   ==============   ==============

                                                                        ALGER
                                                                      AMERICAN
                                                                        SMALL
                                                                   CAPITALIZATION
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004            2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (16,585)  $      (13,147)
    Net realized gain (loss).............................          14,447          (44,794)
    Change in unrealized gain (loss).....................         156,039          375,647
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations         153,901          317,706
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................           2,073           12,767
    Withdrawals..........................................        (157,166)         (94,017)
    Contract benefits....................................          (1,121)          (9,501)
    Contract charges.....................................          (1,715)          (1,576)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................          70,213           86,039
    Other transfers from (to) the General Account........           5,505           24,550
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................         (82,211)          18,262
                                                           --------------   --------------
    Net increase (decrease) in net assets................          71,690          335,968

  NET ASSETS:
    Beginning of year....................................       1,146,402          810,434
                                                           --------------   --------------
    End of year..........................................  $    1,218,092   $    1,146,402
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                        ALLIANCE-
                                                                      ALLIANCE-                         BERNSTEIN
                                                                   BERNSTEIN GROWTH                 GROWTH AND INCOME
                                                                       CLASS B                           CLASS B
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004             2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (56,607)  $      (43,725)  $     (173,363)  $     (128,655)
    Net realized gain (loss).............................        (120,643)        (408,887)          29,929       (1,014,882)
    Change in unrealized gain (loss).....................         676,578        1,320,325        2,465,059        7,337,135
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations         499,328          867,713        2,321,625        6,193,598
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          23,915           19,646           52,673          111,067
    Withdrawals..........................................        (301,401)        (328,135)      (3,325,110)      (2,797,382)
    Contract benefits....................................        (109,436)         (45,740)      (1,503,119)      (1,076,218)
    Contract charges.....................................          (5,923)          (4,189)         (30,784)         (27,440)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................         510,759          616,021        1,672,309        2,630,582
    Other transfers from (to) the General Account........          99,804          (10,622)        (327,128)         395,932
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................         217,718          246,981       (3,461,159)        (763,459)
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................         717,046        1,114,694       (1,139,534)       5,430,139

NET ASSETS:
  Beginning of year......................................       3,822,329        2,707,635       26,971,998       21,541,859
                                                           --------------   --------------   --------------   --------------
  End of year............................................  $    4,539,375   $    3,822,329   $   25,832,464   $   26,971,998
                                                           ==============   ==============   ==============   ==============
                                                                      ALLIANCE-
                                                                      BERNSTEIN
                                                                   PREMIER GROWTH
                                                                       CLASS B
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004            2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $     (126,555)  $     (137,124)
    Net realized gain (loss).............................      (1,070,716)      (1,428,480)
    Change in unrealized gain (loss).....................       1,745,500        3,454,562
                                                           --------------   --------------
    Net increase (decrease) in net assets from operations         548,229        1,888,958
                                                           --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................          21,898           78,289
    Withdrawals..........................................        (855,949)        (852,126)
    Contract benefits....................................        (566,165)        (402,902)
    Contract charges.....................................          (8,642)          (9,964)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (715,677)         107,390
    Other transfers from (to) the General Account........        (119,980)         (56,566)
                                                           --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................      (2,244,515)      (1,135,879)
                                                           --------------   --------------
    Net increase (decrease) in net assets................      (1,696,286)         753,079

NET ASSETS:
  Beginning of year......................................      10,215,561        9,462,482
                                                           --------------   --------------
  End of year............................................  $    8,519,275   $   10,215,561
                                                           ==============   ==============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                       ALLIANCE-
                                                                       BERNSTEIN                         FT VIP
                                                                      TECHNOLOGY                        FRANKLIN
                                                                       CLASS B                      SMALL CAP CLASS 2
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004              2003            2004            2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (55,170)  $      (52,990)  $      (58,778)  $      (49,557)
    Net realized gain (loss).............................        (199,052)        (865,507)          68,854         (167,253)
    Change in unrealized gain (loss).....................         354,045        2,247,473          373,679        1,301,188
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations          99,823        1,328,976          383,755        1,084,378
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................           5,970            6,282           16,226           20,044
    Withdrawals..........................................        (314,767)        (294,883)        (630,626)        (230,853)
    Contract benefits....................................         (41,050)         (70,001)        (273,957)        (130,355)
    Contract charges.....................................          (4,112)          (4,484)          (4,524)          (3,906)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................        (264,148)          16,435          409,546           30,115
      Other transfers from (to) the General Account .....          46,848            3,094           60,385           36,649
                                                           --------------   --------------   --------------   --------------
      Net increase (decrease) in net assets from contract
        transactions.....................................        (571,259)        (343,557)        (422,950)        (278,306)
                                                           --------------   --------------   --------------   --------------
      Net increase (decrease) in net assets .............        (471,436)         985,419          (39,195)         806,072

  NET ASSETS:
    Beginning of year....................................       4,371,558        3,386,139        4,152,405        3,346,333
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $    3,900,122   $    4,371,558   $    4,113,210   $    4,152,405
                                                           ==============   ==============   ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                          FT VIP
                                                                        FT VIP                          TEMPLETON
                                                                     MUTUAL SHARES                       FOREIGN
                                                                  SECURITIES CLASS 2                SECURITIES CLASS 2
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004              2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (69,827)  $      (37,580)  $      (12,978)  $       10,097
    Net realized gain (loss).............................         368,071         (217,368)         (38,871)        (155,274)
    Change in unrealized gain (loss).....................         862,914        2,449,770          722,428        1,027,971
                                                           --------------   --------------   --------------   --------------
     Net increase (decrease) in net assets from operations      1,161,158        2,194,822          670,579          882,794
                                                           --------------   --------------   --------------   --------------

FROM CONTRACT TRANSACTIONS:

  Net purchase payments..................................          54,440          105,981           23,142           74,072
  Withdrawals............................................      (1,696,038)      (1,521,227)        (477,466)        (277,816)
  Contract benefits......................................      (1,139,679)        (163,337)        (349,583)         (56,025)
  Contract charges.......................................         (12,274)         (11,600)          (5,517)          (3,811)
  Transfers between sub-accounts (including Separate
    Account GPA), net....................................         436,059        1,581,196          646,186          745,459
  Other transfers from (to) the General Account..........          17,588          260,184           95,699          (24,285)
                                                           --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets from contract
    transactions.........................................      (2,339,904)         251,197          (67,539)         457,594
                                                           --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets..................      (1,178,746)       2,446,019          603,040        1,340,388

NET ASSETS:
  Beginning of year......................................      12,230,402        9,784,383        3,989,317        2,648,929
                                                           --------------   --------------   --------------   --------------
  End of year............................................  $   11,051,656   $   12,230,402   $    4,592,357   $    3,989,317
                                                           ==============   ==============   ==============   ==============

                                                                       FT VIP
                                                                      TEMPLETON
                                                                       GROWTH
                                                                  SECURITIES CLASS 2
                                                               YEAR ENDED DECEMBER 31,
                                                           -------------------------------
                                                                2004             2003
                                                           --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (11,044)  $        4,557
    Net realized gain (loss).............................          92,251          (88,930)
    Change in unrealized gain (loss).....................         594,467        1,021,227
                                                           --------------   --------------
     Net increase (decrease) in net assets from operations        675,674          936,854
                                                           --------------   --------------

FROM CONTRACT TRANSACTIONS:

  Net purchase payments..................................           5,600           11,798
  Withdrawals............................................        (743,549)        (267,875)
  Contract benefits......................................        (209,181)         (46,610)
  Contract charges.......................................          (5,524)          (4,584)
  Transfers between sub-accounts (including Separate
    Account GPA), net....................................       1,125,294          863,474
  Other transfers from (to) the General Account..........          71,640          125,528
                                                           --------------   --------------
  Net increase (decrease) in net assets from contract
    transactions.........................................         244,280          681,731
                                                           --------------   --------------
  Net increase (decrease) in net assets..................         919,954        1,618,585

NET ASSETS:
  Beginning of year......................................       4,426,345        2,807,760
                                                           --------------   --------------
  End of year............................................  $    5,346,299   $    4,426,345
                                                           ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                   PIONEER EMERGING
                                                                       MARKETS                           PIONEER
                                                                         VCT                          MID CAP VALUE
                                                                       CLASS II                        VCT CLASS II
                                                               YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                           -------------------------------   -------------------------------
                                                                2004             2003             2004            2003
                                                           --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss).........................  $      (11,158)  $      (11,922)  $      (89,108)  $      (64,189)
    Net realized gain (loss).............................          69,003            3,941          318,762          (87,419)
    Change in unrealized gain (loss).....................         231,769          535,506        1,249,710        1,871,142
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from operations         289,614          527,525        1,479,364        1,719,534
                                                           --------------   --------------   --------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments................................           4,647            6,876           26,406           46,555
    Withdrawals..........................................        (141,491)         (50,216)        (866,759)        (412,037)
    Contract benefits....................................         (30,072)         (23,527)        (300,424)        (109,339)
    Contract charges.....................................          (1,956)          (1,375)          (9,077)          (7,089)
    Transfers between sub-accounts (including Separate
      Account GPA), net..................................         285,674           82,851        1,147,583          917,854
    Other transfers from (to) the General Account .......          34,825           40,066          167,137           58,902
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets from contract
      transactions.......................................         151,627           54,675          164,866          494,846
                                                           --------------   --------------   --------------   --------------
    Net increase (decrease) in net assets................         441,241          582,200        1,644,230        2,214,380

  NET ASSETS:
    Beginning of year....................................       1,527,941          945,741        7,264,242        5,049,862
                                                           --------------   --------------   --------------   --------------
    End of year..........................................  $    1,969,182   $    1,527,941   $    8,908,472   $    7,264,242
                                                           ==============   ==============   ==============   ==============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Delaware Golden Medallion, Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts (the "Delaware Contracts"), in addition to the Allmerica Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation variable annuity contracts, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). All thirty-one Sub-Accounts offered by the Separate Account under the Delaware contracts had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:


FUND GROUPS
-----------
Delaware VIP Trust
AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
The Alger American Fund
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
("AllianceBernstein Class B")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II")


     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     On August 16, 2004 the following Underlying Fund was renamed:

OLD NAME                                  NEW NAME
--------                                  --------
Delaware VIP Large Cap Value              Delaware VIP Value

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     RECEIVABLE FROM AND PAYABLE TO ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (SPONSOR) - These represent adjustments for contract guarantees, which are primarily attributable to annuitized contracts.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of AFLIAC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by AFLIAC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     NEW ACCOUNTING PRONOUNCEMENT - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Separate Account, but resulted in additional disclosures in the footnotes to the financial statements.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality risk arises from AFLIAC's death benefit guarantee and its guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time Contracts are issued for the lives of annuitants (or in accordance with the annuity option selected) no matter how long the annuitants (or other payees) live, either as individuals or as a class. The expense risk arises from AFLIAC's guarantee that the charges it makes will not exceed Contract limits. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, AFLIAC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account to help defray administrative expenses actually incurred in the administration of the Sub-Account. Both of these charges are made during the accumulation and annuity payout phases.

SEPARATE ACCOUNT VA-K

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

     Subject to state availability, AFLIAC offers a number of optional riders. A separate monthly charge is made for each rider.

The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended, are displayed in the table below.

                                                                                         DELAWARE MEDALLION I,
                                                                                        DELAWARE MEDALLION II &
Variable Account Deductions:                            DELAWARE GOLDEN MEDALLION       DELAWARE MEDALLION III

Mortality and Expense Risk (Annual Rate)                          1.25%                           1.25%
Administrative Expense (Annual Rate)                              0.15%                           0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate)                              0.15%-0.35%                     0.15%-0.25%
Annual Contract Fee (Maximum)                                      $35                            $30

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of AFLIAC, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter of the Contracts funded by the Separate Account. Based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS

     Transactions from Contract Owners were as follows:

                                                           DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION I, DELAWARE
                                                                     MEDALLION II AND DELAWARE MEDALLION III
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2004                                  2003
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS              AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Delaware VIP Balanced
  Issuance of Units ..............................         1,282,489    $     2,281,564          2,790,215    $     4,565,439
  Redemption of Units ............................        (6,382,910)       (11,544,566)        (8,501,381)       (13,636,646)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (5,100,421)   $    (9,263,002)        (5,711,166)   $    (9,071,207)
                                                     ===============    ===============    ===============    ===============

Delaware VIP Capital Reserves
  Issuance of Units ..............................         1,522,557    $     2,626,100          5,068,542    $     8,569,402
  Redemption of Units ............................        (6,561,333)       (11,292,865)       (10,145,750)       (17,078,911)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (5,038,776)   $    (8,666,765)        (5,077,208)   $    (8,509,509)
                                                     ===============    ===============    ===============    ===============

Delaware VIP Cash Reserve
  Issuance of Units ..............................         9,721,703    $    12,924,943         35,992,467    $    47,736,292
  Redemption of Units ............................       (18,731,330)       (24,799,738)       (40,978,792)       (54,368,373)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (9,009,627)   $   (11,874,795)        (4,986,325)   $    (6,632,081)
                                                     ===============    ===============    ===============    ===============

Delaware VIP Emerging Markets
  Issuance of Units ..............................           899,670    $     1,157,394            567,449    $       543,677
  Redemption of Units ............................        (2,399,383)        (2,947,011)        (2,313,495)        (1,827,386)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (1,499,713)   $    (1,789,617)        (1,746,046)   $    (1,283,709)
                                                     ===============    ===============    ===============    ===============

Delaware VIP Global Bond
  Issuance of Units ..............................           768,813    $     1,241,615          2,692,965    $     3,911,533
  Redemption of Units ............................        (2,050,074)        (3,280,825)        (2,263,912)        (3,199,021)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (1,281,261)   $    (2,039,210)           429,053    $       712,512
                                                     ===============    ===============    ===============    ===============

Delaware VIP Growth Opportunities
  Issuance of Units ..............................           683,760    $     1,766,193            948,062    $     2,081,387
  Redemption of Units ............................        (5,865,559)       (15,601,262)        (7,965,823)       (16,831,553)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (5,181,799)   $   (13,835,069)        (7,017,761)   $   (14,750,166)
                                                     ===============    ===============    ===============    ===============

Delaware VIP High Yield
  Issuance of Units ..............................         1,998,536    $     3,107,406          5,108,022    $     6,974,786
  Redemption of Units ............................        (6,809,322)       (10,750,442)        (7,727,883)       (10,384,812)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (4,810,786)   $    (7,643,036)        (2,619,861)   $    (3,410,026)
                                                     ===============    ===============    ===============    ===============

Delaware VIP International Value Equity
  Issuance of Units ..............................           809,833    $     1,810,462            911,820    $     1,522,996
  Redemption of Units ............................        (4,835,689)       (10,785,234)        (6,550,524)       (10,859,659)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (4,025,856)   $    (8,974,772)        (5,638,704)   $    (9,336,663)
                                                     ===============    ===============    ===============    ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                           DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION I, DELAWARE
                                                               MEDALLION II AND DELAWARE MEDALLION III (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2004                                  2003
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS              AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
Delaware VIP REIT
  Issuance of Units ..............................           926,244    $     1,666,430          1,678,548    $     2,249,250
  Redemption of Units ............................        (1,585,048)        (2,756,092)        (2,696,122)        (3,499,310)
                                                     ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) .....................          (658,804)   $    (1,089,662)        (1,017,574)   $    (1,250,060)
                                                     ===============    ===============    ===============    ===============

Delaware VIP Select Growth
  Issuance of Units ..............................         1,726,166    $     1,191,232          3,659,223    $     2,308,866
  Redemption of Units ............................        (6,965,990)        (5,104,197)        (9,754,264)        (5,991,227)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (5,239,824)   $    (3,912,965)        (6,095,041)   $    (3,682,361)
                                                     ===============    ===============    ===============    ===============

Delaware VIP Small Cap Value
  Issuance of Units ..............................           876,359    $     2,542,898          1,403,748    $     3,430,806
  Redemption of Units ............................        (5,783,350)       (17,021,738)        (6,878,656)       (15,234,234)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (4,906,991)   $   (14,478,840)        (5,474,908)   $   (11,803,428)
                                                     ===============    ===============    ===============    ===============

Delaware VIP Trend
  Issuance of Units ..............................           874,866    $     2,574,017          1,786,170    $     4,175,405
  Redemption of Units ............................        (5,211,886)       (14,888,625)        (7,129,482)       (16,051,380)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (4,337,020)   $   (12,314,608)        (5,343,312)   $   (11,875,975)
                                                     ===============    ===============    ===============    ===============

Delaware VIP U. S. Growth
  Issuance of Units ..............................         1,022,463    $       619,137          4,285,417    $     2,460,091
  Redemption of Units ............................        (4,137,723)        (2,531,080)        (4,378,738)        (2,396,705)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (3,115,260)   $    (1,911,943)           (93,321)   $        63,386
                                                     ===============    ===============    ===============    ===============

Delaware VIP Value (a)
  Issuance of Units ..............................         1,608,145    $     4,415,877          8,736,268    $    19,862,016
  Redemption of Units ............................       (12,702,450)       (35,314,014)       (14,474,162)       (33,333,229)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................       (11,094,305)   $   (30,898,137)        (5,737,894)   $   (13,471,213)
                                                     ===============    ===============    ===============    ===============

AIM V.I. Growth Series I
  Issuance of Units ..............................           928,214    $       388,219          1,531,327    $       576,219
  Redemption of Units ............................        (2,246,045)          (950,389)        (2,226,120)          (802,913)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (1,317,831)   $      (562,170)          (694,793)   $      (226,694)
                                                     ===============    ===============    ===============    ===============

AIM V.I. High Yield Series I
  Issuance of Units ..............................           992,969    $       916,922          1,682,527    $     1,351,804
  Redemption of Units ............................        (1,653,869)        (1,507,629)        (1,112,042)          (926,526)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................          (660,900)   $      (590,707)           570,485    $       425,278
                                                     ===============    ===============    ===============    ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                           DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION I, DELAWARE
                                                               MEDALLION II AND DELAWARE MEDALLION III (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2004                                  2003
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS              AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AIM V.I. International Growth Series I
  Issuance of Units ..............................           681,122    $       463,008            515,711    $       270,945
  Redemption of Units ............................        (1,113,119)          (747,262)        (1,550,828)          (797,514)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................          (431,997)   $      (284,254)        (1,035,117)   $      (526,569)
                                                     ===============    ===============    ===============    ===============

AIM V.I. Premier Equity Series I
  Issuance of Units ..............................           583,974    $       330,546          2,115,234    $     1,105,797
  Redemption of Units ............................        (5,354,099)        (3,095,128)        (6,253,595)        (3,168,800)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (4,770,125)   $    (2,764,582)        (4,138,361)   $    (2,063,003)
                                                     ===============    ===============    ===============    ===============

Alger American Leveraged AllCap
  Issuance of Units ..............................         1,488,537    $       806,926          2,714,748    $     1,312,206
  Redemption of Units ............................        (2,115,155)        (1,138,677)        (2,223,899)        (1,019,628)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................          (626,618)   $      (331,751)           490,849    $       292,578
                                                     ===============    ===============    ===============    ===============

Alger American MidCap Growth
  Issuance of Units ..............................         1,306,853    $     1,167,066          2,584,099    $     1,962,860
  Redemption of Units ............................        (2,250,413)        (2,034,464)        (2,550,436)        (1,757,680)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................          (943,560)   $      (867,398)            33,663    $       205,180
                                                     ===============    ===============    ===============    ===============

Alger American Small Capitalization
  Issuance of Units ..............................           320,663    $       180,070            575,520    $       262,469
  Redemption of Units ............................          (483,014)          (262,281)          (558,768)          (244,206)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................          (162,351)   $       (82,211)            16,752    $        18,263
                                                     ===============    ===============    ===============    ===============

AllianceBernstein Growth Class B
  Issuance of Units ..............................         1,366,119    $       832,476          1,885,672    $       977,350
  Redemption of Units ............................        (1,023,290)          (614,758)        (1,492,970)          (730,368)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................           342,829    $       217,718            392,702    $       246,982
                                                     ===============    ===============    ===============    ===============

AllianceBernstein Growth and Income Class B
  Issuance of Units ..............................         3,531,947    $     3,714,675          6,415,691    $     5,852,572
  Redemption of Units ............................        (6,750,794)        (7,175,834)        (7,456,599)        (6,616,034)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (3,218,847)   $    (3,461,159)        (1,040,908)   $      (763,462)
                                                     ===============    ===============    ===============    ===============

AllianceBernstein Premier Growth Class B
  Issuance of Units ..............................           951,319    $       504,280          2,815,101    $     1,294,407
  Redemption of Units ............................        (5,172,870)        (2,748,795)        (5,254,376)        (2,430,286)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (4,221,551)   $    (2,244,515)        (2,439,275)   $    (1,135,879)
                                                     ===============    ===============    ===============    ===============

SEPARATE ACCOUNT VA-K

NOTE 4 - CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                           DELAWARE GOLDEN MEDALLION, DELAWARE MEDALLION I, DELAWARE
                                                               MEDALLION II AND DELAWARE MEDALLION III (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2004                                  2003
                                                     ----------------------------------    ----------------------------------
                                                          UNITS             AMOUNT             UNITS              AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
AllianceBernstein Technology Class B
  Issuance of Units ..............................         2,592,886    $       981,187          5,058,882    $     1,599,935
  Redemption of Units ............................        (4,164,685)        (1,552,446)        (6,169,235)        (1,943,493)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (1,571,799)   $      (571,259)        (1,110,353)   $      (343,558)
                                                     ===============    ===============    ===============    ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units ..............................         1,343,737    $       892,343          1,207,875    $       678,730
  Redemption of Units ............................        (1,963,678)        (1,315,293)        (1,776,275)          (957,034)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................          (619,941)   $      (422,950)          (568,400)   $      (278,304)
                                                     ===============    ===============    ===============    ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units ..............................         1,389,670    $     1,768,792          2,979,877    $     3,169,069
  Redemption of Units ............................        (3,225,298)        (4,108,696)        (2,853,679)        (2,917,873)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................        (1,835,628)   $    (2,339,904)           126,198    $       251,196
                                                     ===============    ===============    ===============    ===============

FT VIP Templeton Foreign Securities Class 2
  Issuance of Units ..............................         1,234,381    $     1,113,551          1,438,908    $     1,057,718
  Redemption of Units ............................        (1,302,018)        (1,181,090)          (833,108)          (600,125)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................           (67,637)   $       (67,539)           605,800    $       457,593
                                                     ===============    ===============    ===============    ===============

FT VIP Templeton Growth Securities Class 2
  Issuance of Units ..............................         1,377,588    $     1,506,861          1,432,857    $     1,303,133
  Redemption of Units ............................        (1,145,842)        (1,262,581)          (711,789)          (621,401)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................           231,746    $       244,280            721,068    $       681,732
                                                     ===============    ===============    ===============    ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ..............................           527,623    $       498,500            285,874    $       216,818
  Redemption of Units ............................          (361,902)          (346,873)          (226,274)          (162,141)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................           165,721    $       151,627             59,600    $        54,677
                                                     ===============    ===============    ===============    ===============

Pioneer Mid Cap Value VCT Class II
  Issuance of Units ..............................         1,332,468    $     1,955,422          1,321,178    $     1,585,921
  Redemption of Units ............................        (1,220,614)        (1,790,556)        (1,005,607)        (1,091,075)
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ......................           111,854    $       164,866            315,571    $       494,846
                                                     ===============    ===============    ===============    ===============

(a) Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2004 were as follows:

                      INVESTMENT PORTFOLIO                             PURCHASES         SALES
                      --------------------                             ---------         -----
Delaware VIP Balanced                                               $    1,820,577   $   10,742,675
Delaware VIP Capital Reserves                                            2,614,102       10,427,039
Delaware VIP Cash Reserve                                                8,668,964       20,747,395
Delaware VIP Emerging Markets                                            1,101,115        2,759,552
Delaware VIP Global Bond                                                 2,012,395        2,990,852
Delaware VIP Growth Opportunities                                          221,847       14,826,435
Delaware VIP High Yield                                                  3,890,282       10,190,566
Delaware VIP International Value Equity                                  1,715,079       10,184,584
Delaware VIP REIT                                                        1,536,043        2,355,698
Delaware VIP Select Growth                                                 518,505        4,715,598
Delaware VIP Small Cap Value                                             2,165,599       16,160,556
Delaware VIP Trend                                                         595,573       13,713,923
Delaware VIP U. S. Growth                                                  279,724        2,319,923
Delaware VIP Value (a)                                                   3,113,685       33,622,713
AIM V.I. Growth Series I                                                   308,598          927,583
AIM V.I. High Yield Series I                                               918,038        1,484,150
AIM V.I. International Growth Series I                                     377,912          692,884
AIM V.I. Premier Equity Series I                                           173,936        3,039,339
Alger American Leveraged AllCap                                            631,477        1,032,123
Alger American MidCap Growth                                               831,434        1,814,139
Alger American Small Capitalization                                        148,939          247,735
AllianceBernstein Growth Class B                                           715,615          554,504
AllianceBernstein Growth and Income Class B                              2,190,912        5,825,434
AllianceBernstein Premier Growth Class B                                   298,634        2,669,704
AllianceBernstein Technology Class B                                       915,503        1,541,932
FT VIP Franklin Small Cap Class 2                                          706,293        1,188,021
FT VIP Mutual Shares Securities Class 2                                  1,120,034        3,529,765
FT VIP Templeton Foreign Securities Class 2                                989,496        1,070,013
FT VIP Templeton Growth Securities Class 2                               1,327,349        1,094,113
Pioneer Emerging Markets VCT Class II                                      436,735          296,266
Pioneer Mid Cap Value VCT Class II                                       1,479,105        1,327,369

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2004 is as follows:

                                                               AT DECEMBER 31
                                                               --------------
                                                  UNITS             UNIT          NET ASSETS
                                                  (000S)            VALUE           (000S)
                                              --------------   --------------   --------------
DELAWARE VIP BALANCED
2004                                                  22,624   $     1.886322   $       42,677
2003                                                  27,725         1.807471           50,112
2002                                                  33,436         1.537761           51,417
2001                                                  45,918         1.862671           85,530
DELAWARE VIP CAPITAL RESERVES
2004                                                  13,988         1.742485           24,373
2003                                                  19,026         1.704789           32,436
2002                                                  24,104         1.652441           39,830
2001                                                  18,284         1.564891           28,613
DELAWARE VIP CASH RESERVE
2004                                                  21,315         1.315933           28,049
2003                                                  30,325         1.323152           40,124
2002                                                  35,311         1.333765           47,097
2001                                                  30,794         1.335900           41,138
DELAWARE VIP EMERGING MARKETS
2004                                                   5,992         1.536921            9,209
2003                                                   7,491         1.167828            8,749
2002                                                   9,237         0.694474            6,415
2001                                                  11,020         0.669691            7,380
DELAWARE VIP GLOBAL BOND
2004                                                   4,430         1.772238            7,851
2003                                                   5,711         1.590586            9,084
2002                                                   5,282         1.340226            7,079
2001                                                   4,410         1.086593            4,792
DELAWARE VIP GROWTH OPPORTUNITIES
2004                                                  18,320         2.946820           53,987
2003                                                  23,502         2.657214           62,450
2002                                                  30,520         1.910558           58,310
2001                                                  43,380         2.581486          111,986

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                         ------------------------------
                                              INVESTMENT (1)
                                                  INCOME         EXPENSE (2)      TOTAL (3)
                                                  RATIO            RATIO           RETURN
                                              --------------   --------------   --------------
DELAWARE VIP BALANCED
2004                                                    2.19%            1.40%            4.36%
2003                                                    3.09             1.40            17.54
2002                                                    3.47             1.40           -17.44
2001                                                    0.03             1.40            -0.09
DELAWARE VIP CAPITAL RESERVES
2004                                                    4.41             1.40             2.21
2003                                                    4.02             1.40             3.17
2002                                                    4.54             1.40             5.59
2001                                                    5.64             1.40             6.75
DELAWARE VIP CASH RESERVE
2004                                                    0.82             1.40            -0.55
2003                                                    0.61             1.40            -0.80
2002                                                    1.24             1.40            -0.16
2001                                                    3.77             1.40             2.45
DELAWARE VIP EMERGING MARKETS
2004                                                    3.01             1.40            31.61
2003                                                    2.62             1.40            68.16
2002                                                    2.84             1.40             3.70
2001                                                    0.51             1.40             3.80
DELAWARE VIP GLOBAL BOND
2004                                                   12.84             1.40            11.42
2003                                                    1.39             1.40            18.68
2002                                                    0.52             1.40            23.34
2001                                                    2.06             1.40            -1.88
DELAWARE VIP GROWTH OPPORTUNITIES
2004                                                     N/A             1.40            10.90
2003                                                     N/A             1.40            39.08
2002                                                   13.38             1.40           -25.99
2001                                                     N/A             1.40           -16.97

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                               AT DECEMBER 31
                                                               --------------
                                                  UNITS             UNIT          NET ASSETS
                                                  (000S)            VALUE           (000S)
                                              --------------   --------------   --------------
Delaware VIP High Yield
2004                                                  14,897   $     1.721361   $       25,643
2003                                                  19,708         1.528122           30,116
2002                                                  22,327         1.203790           26,877
2001                                                  30,489         1.198826           36,551
DELAWARE VIP INTERNATIONAL VALUE EQUITY
2004                                                  14,786         2.570323           38,005
2003                                                  18,812         2.140449           40,266
2002                                                  24,451         1.513416           37,004
2001                                                  33,259         1.713138           56,977
DELAWARE VIP REIT
2004                                                   5,051         2.119810           10,708
2003                                                   5,710         1.636411            9,344
2002                                                   6,728         1.238307            8,331
2001                                                   5,170         1.201560            6,212
DELAWARE VIP SELECT GROWTH
2004                                                  25,157         0.794695           19,992
2003                                                  30,396         0.744048           22,616
2002                                                  36,491         0.541072           19,745
2001                                                  50,616         0.813355           41,169
DELAWARE VIP SMALL CAP VALUE
2004                                                  15,826         3.397169           53,763
2003                                                  20,733         2.836128           58,801
2002                                                  26,208         2.025897           53,094
2001                                                  33,222         2.176605           72,310
DELAWARE VIP TREND
2004                                                  18,024         3.061835           55,187
2003                                                  22,361         2.757695           61,665
2002                                                  27,704         2.070174           57,353
2001                                                  37,136         2.622433           97,386

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                         ------------------------------
                                              INVESTMENT (1)
                                                  INCOME         EXPENSE (2)      TOTAL (3)
                                                  RATIO            RATIO           RETURN
                                              --------------   --------------   --------------
Delaware VIP High Yield
2004                                                    6.36%             1.40%          12.65%
2003                                                    7.24              1.40           26.94
2002                                                   11.23              1.40            0.41
2001                                                    9.85              1.40           -5.44
DELAWARE VIP INTERNATIONAL VALUE EQUITY
2004                                                    2.77              1.40           20.08
2003                                                    2.52              1.40           41.43
2002                                                    8.40              1.40          -11.66
2001                                                    2.75              1.40          -14.06
DELAWARE VIP REIT
2004                                                    2.11              1.40           29.54
2003                                                    2.57              1.40           32.15
2002                                                    3.52              1.40            3.06
2001                                                    1.89              1.40            7.26
DELAWARE VIP SELECT GROWTH
2004                                                     N/A              1.40            6.81
2003                                                     N/A              1.40           37.51
2002                                                     N/A              1.40          -33.48
2001                                                     N/A              1.40          -24.85
DELAWARE VIP SMALL CAP VALUE
2004                                                    0.21              1.40           19.78
2003                                                    0.40              1.40           39.99
2002                                                    1.86              1.40           -6.92
2001                                                    1.01              1.40           10.27
DELAWARE VIP TREND
2004                                                     N/A              1.40           11.03
2003                                                     N/A              1.40           33.21
2002                                                     N/A              1.40          -21.06
2001                                                     N/A              1.40          -16.52

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                               AT DECEMBER 31
                                                               --------------
                                                  UNITS             UNIT          NET ASSETS
                                                  (000S)            VALUE           (000S)
                                              --------------   --------------   --------------
Delaware VIP U. S. Growth
2004                                                  14,803   $     0.645022   $        9,548
2003                                                  17,918         0.633278           11,347
2002                                                  18,012         0.519001            9,348
2001                                                  22,188         0.743933           16,506
DELAWARE VIP VALUE (a)
2004                                                  41,264         3.056026          126,103
2003                                                  52,358         2.696757          141,197
2002                                                  58,096         2.131833          123,851
2001                                                  78,509         2.658697          208,731
AIM V.I. GROWTH SERIES I
2004                                                   8,720         0.449669            3,921
2003                                                  10,038         0.421389            4,230
2002                                                  10,733         0.325632            3,495
2001                                                  11,289         0.478463            5,402
AIM V.I. HIGH YIELD SERIES I
2004                                                   1,914         0.988201            1,891
2003                                                   2,574         0.900889            2,319
2002                                                   2,004         0.713584            1,430
2001                                                   2,363         0.768576            1,816
AIM V.I. INTERNATIONAL GROWTH SERIES I
2004                                                   5,594         0.773726            4,328
2003                                                   6,026         0.632798            3,813
2002                                                   7,061         0.497267            3,511
2001                                                   8,940         0.598081            5,347
AIM V.I. PREMIER EQUITY SERIES I
2004                                                  15,357         0.609786            9,364
2003                                                  20,127         0.584683           11,768
2002                                                  24,265         0.474080           11,504
2001                                                  30,221         0.689440           20,835

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                         ------------------------------
                                              INVESTMENT (1)
                                                  INCOME         EXPENSE (2)      TOTAL (3)
                                                  RATIO            RATIO           RETURN
                                              --------------   --------------   --------------
Delaware VIP U. S. Growth
2004                                                    0.13%            1.40%            1.85%
2003                                                    0.18             1.40            22.02
2002                                                    0.42             1.40           -30.24
2001                                                    0.74             1.40           -25.53
DELAWARE VIP VALUE (a)
2004                                                    1.67             1.40            13.32
2003                                                    1.83             1.40            26.50
2002                                                    1.69             1.40           -19.82
2001                                                    0.20             1.40            -5.23
AIM V.I. GROWTH SERIES I
2004                                                     N/A             1.40             6.71
2003                                                     N/A             1.40            29.41
2002                                                     N/A             1.40           -31.94
2001                                                    0.23             1.40           -34.81
AIM V.I. HIGH YIELD SERIES I
2004                                                    2.57             1.40             9.69
2003                                                    7.65             1.40            26.25
2002                                                     N/A             1.40            -7.16
2001                                                   12.41             1.40            -6.33
AIM V.I. INTERNATIONAL GROWTH SERIES I
2004                                                    0.63             1.40            22.27
2003                                                    0.54             1.40            27.26
2002                                                    0.52             1.40           -16.86
2001                                                    0.30             1.40           -24.60
AIM V.I. PREMIER EQUITY SERIES I
2004                                                    0.42             1.40             4.29
2003                                                    0.30             1.40            23.33
2002                                                    0.30             1.40           -31.24
2001                                                    0.13             1.40           -13.79

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                               AT DECEMBER 31
                                                               --------------
                                                  UNITS             UNIT          NET ASSETS
                                                  (000S)            VALUE           (000S)
                                              --------------   --------------   --------------
ALGER AMERICAN LEVERAGED ALLCAP
2004                                                   8,754   $     0.572444   $        5,011
2003                                                   9,381         0.536634            5,034
2002                                                   8,890         0.403965            3,591
2001                                                   7,309         0.619943            4,531
ALGER AMERICAN MIDCAP GROWTH
2004                                                   8,839         0.988662            8,739
2003                                                   9,783         0.886997            8,677
2002                                                   9,749         0.608668            5,934
2001                                                  11,470         0.876155           10,049
ALGER AMERICAN SMALL CAPITALIZATION
2004                                                   1,986         0.613283            1,218
2003                                                   2,149         0.533574            1,146
2002                                                   2,132         0.380167              810
2001                                                   2,529         0.522629            1,322
ALLIANCEBERNSTEIN GROWTH CLASS B
2004                                                   6,982         0.650152            4,539
2003                                                   6,639         0.575722            3,822
2002                                                   6,246         0.433465            2,708
2001                                                   6,471         0.612852            3,966
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                  22,195         1.163889           25,832
2003                                                  25,414         1.061313           26,972
2002                                                  26,455         0.814292           21,542
2001                                                  30,272         1.062419           32,161
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                  15,025         0.566999            8,519
2003                                                  19,247         0.530768           10,216
2002                                                  21,686         0.436340            9,462
2001                                                  25,485         0.639897           16,308

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                         ------------------------------
                                              INVESTMENT (1)
                                                  INCOME         EXPENSE (2)      TOTAL (3)
                                                  RATIO            RATIO           RETURN
                                              --------------   --------------   --------------
ALGER AMERICAN LEVERAGED ALLCAP
2004                                                     N/A%            1.40%            6.67%
2003                                                     N/A             1.40            32.84
2002                                                    0.01             1.40           -34.84
2001                                                     N/A             1.40           -17.11
ALGER AMERICAN MIDCAP GROWTH
2004                                                     N/A             1.40            11.46
2003                                                     N/A             1.40            45.73
2002                                                     N/A             1.40           -30.53
2001                                                     N/A             1.40            -7.83
ALGER AMERICAN SMALL CAPITALIZATION
2004                                                     N/A             1.40            14.94
2003                                                     N/A             1.40            40.35
2002                                                     N/A             1.40           -27.26
2001                                                    0.05             1.40           -30.50
ALLIANCEBERNSTEIN GROWTH CLASS B
2004                                                     N/A             1.40            12.93
2003                                                     N/A             1.40            32.82
2002                                                     N/A             1.40           -29.27
2001                                                    0.23             1.40           -24.72
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B
2004                                                    0.74             1.40             9.67
2003                                                    0.85             1.40            30.34
2002                                                    0.57             1.40           -23.35
2001                                                    0.58             1.40            -1.25
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B
2004                                                     N/A             1.40             6.83
2003                                                     N/A             1.40            21.64
2002                                                     N/A             1.40           -31.81
2001                                                     N/A             1.40           -18.56

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                               AT DECEMBER 31
                                                               --------------
                                                  UNITS             UNIT          NET ASSETS
                                                  (000S)            VALUE           (000S)
                                              --------------   --------------   --------------
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B
2004                                                   9,738   $     0.400493   $        3,900
2003                                                  11,310         0.386518            4,372
2002                                                  12,420         0.272626            3,386
2001                                                  16,283         0.475155            7,737
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                   5,656         0.727180            4,113
2003                                                   6,276         0.661598            4,152
2002                                                   6,845         0.488892            3,346
2001                                                   5,509         0.695265            3,830
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2004                                                   8,016         1.378735           11,052
2003                                                   9,851         1.241486           12,230
2002                                                   9,725         1.006083            9,784
2001                                                   7,523         1.157044            8,705
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                   4,440         1.034272            4,592
2003                                                   4,508         0.884977            3,989
2002                                                   3,902         0.678861            2,649
2001                                                   3,655         0.845435            3,090
FT VIP TEMPLETON GROWTH SECURITIES CLASS 2
2004                                                   4,386         1.218814            5,346
2003                                                   4,155         1.065375            4,426
2002                                                   3,434         0.817716            2,808
2001                                                   2,329         1.017450            2,370
PIONEER EMERGING MARKETS VCT CLASS II
2004                                                   1,799         1.094761            1,969
2003                                                   1,633         0.935659            1,528
2002                                                   1,573         0.601077              946
2001                                                     869         0.618421              537

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                         ------------------------------
                                              INVESTMENT (1)
                                                  INCOME         EXPENSE (2)      TOTAL (3)
                                                  RATIO            RATIO           RETURN
                                              --------------   --------------   --------------
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B
2004                                                     N/A%            1.40%            3.62%
2003                                                     N/A             1.40            41.78
2002                                                     N/A             1.40           -42.62
2001                                                     N/A             1.40           -26.50
FT VIP FRANKLIN SMALL CAP CLASS 2
2004                                                     N/A             1.40             9.91
2003                                                     N/A             1.40            35.33
2002                                                    0.26             1.40           -29.68
2001                                                    0.38             1.40           -16.44
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2004                                                    0.78             1.40            11.06
2003                                                    1.04             1.40            23.40
2002                                                    0.92             1.40           -13.05
2001                                                    1.63             1.40             5.54
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2004                                                    1.10             1.40            16.87
2003                                                    1.74             1.40            30.36
2002                                                    1.71             1.40           -19.70
2001                                                    2.81             1.40           -17.17
FT VIP TEMPLETON GROWTH SECURITIES CLASS 2
2004                                                    1.18             1.40            14.40
2003                                                    1.55             1.40            30.29
2002                                                    2.28             1.40           -19.63
2001                                                    1.76             1.40            -2.69
PIONEER EMERGING MARKETS VCT CLASS II
2004                                                    0.75             1.40            17.00
2003                                                    0.34             1.40            55.66
2002                                                    0.44             1.40            -2.80
2001                                                     N/A             1.40            -8.67

SEPARATE ACCOUNT VA-K

NOTE 6 - FINANCIAL HIGHLIGHTS (Continued)

                                                               AT DECEMBER 31
                                                               --------------
                                                  UNITS             UNIT          NET ASSETS
                                                  (000S)            VALUE           (000S)
                                              --------------   --------------   --------------
PIONEER MID CAP VALUE VCT CLASS II
2004                                                   5,342   $     1.667756   $        8,908
2003                                                   5,230         1.389026            7,264
2002                                                   4,914         1.027613            5,050
2001                                                   4,268         1.176034            5,019

                                                         FOR THE YEAR ENDED DECEMBER 31
                                                         ------------------------------
                                              INVESTMENT (1)
                                                  INCOME         EXPENSE (2)      TOTAL (3)
                                                  RATIO            RATIO           RETURN
                                              --------------   --------------   --------------
PIONEER MID CAP VALUE VCT CLASS II
2004                                                    0.28%            1.40%           20.07%
2003                                                    0.24             1.40            35.17
2002                                                    0.31             1.40           -12.62
2001                                                    0.45             1.40             4.73

(a) Name changed. See Note 1.

(1) THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

(2) THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

(3) THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

 (a) FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
     Financial Statements for Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

     Financial Statements Included in Part C
     None

 (b) EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated November 1, 1990 was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3  (a) Underwriting and Administrative Services Agreement was
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (b) Wholesaling Agreement was previously filed on April 24,
                         1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (c) Sales Agreements with Commission Schedule were
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (d) General Agent's Agreement was previously filed on April
                         24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Career Agent Agreement was previously filed on April
                         24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (f) Registered Representative's Agreement was previously
                         filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein.

          EXHIBIT 4 Guaranteed Minimum Annuity Payout Rider was previously filed on October 15, 1998 in Post-Effective Amendment No. 15, and is incorporated by reference herein. Specimen Generic Contract Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and is incorporated by reference herein. Generic Contract Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

          EXHIBIT 5 Specimen Generic Application Form was previously filed on April 24, 1998 in Post-Effective Amendment No. 14 and is incorporated by reference herein. Generic Policy Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation, as amended effective October 1, 1995 to reflect its new name, was previously filed on September 28, 1995 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

          EXHIBIT 7  (a) Variable Annuity GMDB Reinsurance Agreement between
                         Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                     (b) Variable Annuity GMDB Reinsurance Agreement between
                         Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                     (c) Variable Annuity GMDB Reinsurance Agreement between
                         Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                         incorporated by reference herein.

                     (d) Variable Annuity GMDB Reinsurance Agreement between
                         Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                         incorporated by reference herein.

          EXHIBIT 8  (a) Fidelity Service Agreement was previously filed on
                         April 26, 1996 in Post-Effective Amendment No. 10, and is incorporated by reference herein.

                     (b) An Amendment to the Fidelity Service Agreement,
                         effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                     (c) Fidelity Service Contract, effective as of January 1,
                         1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 13, and is incorporated by reference herein.

                     (d) Service Agreement dated March 1, 2001 between Boston
                         Financial Data

                         Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (e) Directors' Power of Attorney is filed herewith.

          EXHIBIT 9      Opinion of Counsel is filed herewith.

          EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

          EXHIBIT 11     None.

          EXHIBIT 12     None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on February 26, 1993 in a post-effective amendment, and is incorporated by reference herein.

          EXHIBIT 14     Not Applicable.

          EXHIBIT 15 (a) Amendment dated May 1, 2001 to the Delaware Group
                         Premium Fund Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Delaware Participation Agreement was previously filed in December 2000 in Post-Effective Amendment No. 20 of Registration Statement No. 333-44830/811-6293, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 14, and are incorporated by reference herein.

                     (b) Amendment dated January 1, 2003 to the AIM
                         Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to AIM Participation Agreement is filed herewith. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                     (c) Amendment dated June 1, 2002 with Alger was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-44830/811-6293, and is incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed in April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                     (d) Amendment dated May 1, 2002 to the Amended and Restated
                         Participation Agreement with Alliance was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in December 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 333-44830/811-6293, and is incorporated by reference herein.

                     (e) Amendment dated May 1, 2002 to the Franklin Templeton
                         Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in December 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 333-44830/811-6293, and is incorporated by reference herein.

                     (f) Amendment dated May 1, 2001 to the Pioneer
                         Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The Principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Warren E. Barnes                            Vice President of Allmerica Financial (since 1998); Vice  President of
     Vice President and                     First Allmerica (since 1996); Corporate Controller of Allmerica
     Corporate Controller                   Financial and First Allmerica (since 1998);  and Director of Allmerica
                                            Financial and First Allmerica (2004)

Charles F. Cronin                           Vice President and Corporate Group Counsel of Allmerica Financial and
     Vice President, Corporate Group        First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
     Counsel and Secretary                  President (1999-2003); and Counsel of First Allmerica (1996-2003);
                                            and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.                  President and Chief Executive Officer of AFC (since 2003);
     Chairman of the Board                  Chairman of the Board of Allmerica Financial and First Allmerica
                                            (since 2003); Executive Vice President of  Property and Casualty Field
                                            and Service Operations for The Hartford (2001-2003); Senior Vice
                                            President of Strategic Marketing for ChannelPoint, Inc. (2000-2001);
                                            and Partner at McKinsey  & Company (1985-2000)

Bonnie K. Haase                             Director, Vice President and Chief Human Resources Officer of
     Director, Vice President, and          Allmerica Financial and First Allmerica (since 2004); Served in a
     Chief Human Resources Officer          variety of  human resources leadership roles at General Electric
                                            Company (1991-2004)

J. Kendall Huber                            Director of Allmerica Financial and First Allmerica (since 2000); Senior
     Director, Senior Vice President,       Vice President of Allmerica Financial and First Allmerica (since 2003);
     General Counsel and Assistant          Assistant Secretary of Allmerica Financial (since 2002) and First
     Secretary                              Allmerica (since 2000); General Counsel (since 2000); Vice President
                                            (2000-2003) of First Allmerica

John P. Kavanaugh                           Director and Chief Investment Officer of Allmerica Financial and First
     Director, Vice President and           Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
     Chief Investment Officer               and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President of Allmerica Financial (since 2002); Vice President of
     Vice President and                     First Allmerica (since 1997); Treasurer of Allmerica Financial and First
     Treasurer                              Allmerica (since 2000); Director of Allmerica Financial and First
                                            Allmerica (2004)

Edward J. Parry, III                        Vice Chair (since 2004); Assistant Treasurer of Allmerica Financial

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
     Director, Chief Financial              and First Allmerica (since 2000); Director of Allmerica Financial and
     Officer, Vice  Chair and               First Allmerica (since 1996); Chief Financial Officer (since 1996); Senior
     Assistant Treasurer                    Vice President of Allmerica Financial and First Allmerica (2003-2004); Vice
                                            President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                          Director, President and Chief Executive Officer (since 2004); Vice
     Director, President and                President of Allmerica Financial and First Allmerica (2001-2004);
     Chief Executive Officer                Vice President of First Allmerica (1997-2004); and Vice President
                                            of Allmerica Financial (1999-2004)

Gregory D. Tranter                          Director, Vice President  and  Chief Information  Officer of Allmerica
     Director, Vice President and           Financial and First Allmerica (since 2000); Vice President of Travelers
     Chief Information Officer              Property &  Casualty (1996-1998); Director of Geico Team (1983-1996)
                                            of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

                                  -------------------------------------

                                     ALLMERICA FINANCIAL CORPORATION
             ---------------------                                     --------------------------
             |                                   Delaware                                       |
             |                                                           \                      |
             |                  / -------------------------------------    \                    |
             |                 /             |                 |             \                  |
    100%     |          100%  /       100%   |                 |   100%        \  100%          |   100%
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
                                                          Allmerica
     Opus Investment     Financial       Allmerica      Financial Life    AFC Capital        First
     Management, Inc.    Profiles,     Funding Corp.    Insurance and       Trust I         Sterling
                            Inc.                           Annuity                          Limited
                                                           Company

      Massachusetts      California    Massachusetts    Massachusetts       Delaware        Bermuda
    ------------------  ------------  ---------------  ----------------  -------------  ----------------
       |                                                       |                                |
       |                                                       |                                |    100%
       |                                                       |                        -----------------
       |                                                       |                         First Sterling
       |                                                       |                          Reinsurance
       |                                                       |                            Company
       |                                                       |                            Limited
       |                                                       |
       |                                                       |                            Bermuda
       |                                                       |                        -----------------
       |                                                       |
       |         ----------------------------------------------------------------------------------------------------------
       |         |                |              |            |             |               |         |      |            |
       |         |     100%       |   100%       |  100%      | 100%        |   100%        |    100% |      | 100%       |   100%
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                      Allmerica      Allmerica    Allmerica  First Allmerica    Allmerica     |  Allmerica    Allmerica
       |       VeraVest       Financial      Financial   Investments  Financial Life   Investments    |  Investment  Investments
       |  Investments, Inc.   Investment      Services    Insurance     Insurance       Insurance     |  Insurance    Insurance
       |                      Management     Insurance      Agency       Company          Agency      | Agency Inc. Agency Inc. of
       |                    Services, Inc.  Agency Inc.    Inc. of                   of Florida, Inc. | of Kentucky  Mississippi
       |                                                   Alabama                                    |
       |    Massachusetts   Massachusetts  Massachusetts   Alabama    Massachusetts      Florida      |   Kentucky   Mississippi
       |  ----------------- -------------- ------------- ----------- --------------- ---------------- | ----------- --------------
       |                                                                                              |
      --------------------------------------------                                                    |
                     |   100%       |  100%      |  100%                                              |100%
                ------------- -------------  -----------                                        -----------
                                Allmerica      Citizens                                          Allmerica
                 The Hanover    Financial     Insurance                                          Investment
                  Insurance     Insurance      Company                                           Insurance
                   Company    Brokers, Inc.  of Illinois                                        Agency Inc.
                                                                                                 of Georgia

                New Hampshire Massachusetts    Illinois            Federally Chartered            Georgia
                ------------- -------------  -----------           -------------------          -----------
                      |
                      |
         ------------------------------------------------------------------------------------------------------------------
         |         |        |       |        |       |       |               |              |              |              |
         |    100% |        |  100% |        |  100% |       |  100%         |  100%        |  100%        |  100%        |  100%
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |  The Hanover   | Hanover Texas                    Allmerica                    The Hanover
     Allmerica     | Allmerica Plus |    American    |   Insurance     Massachusetts    Financial        AMGRO,       New Jersey
 Financial Benefit |   Insurance    |   Insurance    |   Management    Bay Insurance     Alliance         Inc.        Insurance
     Insurance     |  Agency, Inc.  |    Company     | Company, Inc.      Company       Insurance                      Company
      Company      |                |                |                                   Company
                   |                |                |
      Michigan     | Massachusetts  | New Hampshire  |     Texas       New Hampshire  New Hampshire  Massachusetts  New Hampshire
 ----------------- | -------------- | -------------- | -------------   -------------  -------------  -------------  -------------
                   |                |                |                                               /           \
                   |   100%         | 100%           |     100%                           100%      /             \   100%
            ---------------     ----------       --------------                           -------------        -----------
                                 Citizens           Citizens
                Citizens        Insurance          Insurance                              Lloyds Credit           AMGRO
               Insurance        Company of       Company of the                            Corporation         Receivables
            Company of Ohio      America            Midwest                                                    Corporation

                  Ohio           Michigan           Indiana                               Massachusetts          Delaware
            ---------------     ----------       --------------                           -------------        -----------
                                    |
                                    | 100%                                                              ---------------
                                ----------                                                              Hanover Lloyd's
                                 Citizens                                                                  Insurance
                                Management                                                                  Company
                                   Inc.
                                                                                                             Texas
                                 Delaware                                                               ---------------
                                ----------
                                                                                                  Affiliated Lloyd's plan company,
                                                                                                  controlled by Underwriters for
                                                                                                  the benefit of The Hanover
                                                                                                  Insurance Company

                                                                                                         --------------

                                                                                                         AAM High Yield
                                                                                                          Fund, L.L.C.

                                                                                                         Massachusetts
                                                                                                         --------------

                                                                                                     Established for the benefit
                                                                                                     of First Allmerica, Allmerica
                                                                                                     Financial Life, Hanover and

                                                                                               ----------------  ----------------
                                                                                                  Allmerica         Allmerica
                                                                                               Securities Trust  Investment Trust

                                                                                                Massachusetts     Massachusetts
                                                                                               ----------------  ----------------

                                                                                                         ---------------
                                                                                                         Opus Investment
                                                                                                              Trust

                                                                                                          Massachusetts
                                                                                                         ---------------

January 1, 2005                                                                           Affiliated Investment Management Companies

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   NAME                                   ADDRESS                         TYPE OF BUSINESS
                   ----                                   -------                         ----------------
AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment  Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency             440 Lincoln Street              Insurance Agency

Inc. of Georgia                                   Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

AMGRO Receivables Corporation                     100 North Parkway               Receivables Purchase Corporation
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

The Hanover American Insurance                    440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX  75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         100 North Parkway               Premium financing service
                                                  Worcester MA 01605              franchises

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

Opus Investment Trust                             440 Lincoln Street              Investment Trust
(formerly known as VeraVest Trust)                Worcester MA 01653

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2005, there were 3,002 Contract holders of qualified Contracts and 6,608 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of the Depositor state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account SPVL, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

          NAME                      POSITION OR OFFICE WITH UNDERWRITER
          ----                      -----------------------------------
          Abigail M. Armstrong      Vice President, Chief Legal Officer, Assistant Secretary,
                                    Anti-Money Laundering Chairperson and Counsel

          Charles F. Cronin         Vice President, Secretary/Clerk and Group Counsel

          Claudia J. Eckels         Vice President

          J. Kendall Huber          Director

          Kathleen M. Loftus        Vice President

          Mark C. McGivney          Director and Treasurer

          K. David Nunley           Vice President

          Joseph M. Petty           Vice President

          Michael A. Reardon        Director, President and Chief Executive Officer

          Paula J. Testa            Vice President and Chief Operating Officer

          Margot K. Wallin          Vice President and Anti-Money Laundering Officer

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2004. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a toll-free telephone number that the Contract Owner can use to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2005.

                            SEPARATE ACCOUNT VA-K OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                         By: /s/ Sheila B. St. Hilaire
                             ---------------------------------------
                             Sheila B. St. Hilaire, Vice President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                         TITLE                                                            DATE
----------                         -----                                                            ----
Frederick H. Eppinger Jr.*         Chairman of the Board                                            April 1, 2005
-------------------------------

/s/ Warren E. Barnes               Vice President and Corporate Controller
-------------------------------
Warren E. Barnes

Bonnie K. Haase*                   Director and Vice President
-------------------------------

J. Kendall Huber*                  Director, Senior Vice President, General Counsel and Assistant
-------------------------------    Secretary

John P. Kavanaugh*                 Director, Vice President and Chief Investment Officer
-------------------------------

Mark C. Mcgivney*                  Vice President and Treasurer
-------------------------------

Edward J. Parry, III*              Director, Chief Financial Officer, Vice Chair and
-------------------------------    Assistant Treasurer

Michael A. Reardon*                Director, President and Chief Executive Officer
-------------------------------

Gregory D. Tranter*                Director, Vice President and Chief Information Officer
-------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated February 1, 2005 duly executed by such persons.


/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-44830)

                                  EXHIBIT TABLE

Exhibit 8(e)        Directors' Power of Attorney

Exhibit 9           Opinion of Counsel

Exhibit 10          Consent of Independent Registered Public Accounting Firm